 As filed with the Securities and Exchange Commission on August 25, 2000.

                                             1933 Act Registration No. 333-14725
                                             1940 Act Registration No. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   Form N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  7    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  7                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                          Nuveen Municipal Trust
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
        President and Secretary                     Thomas S. Harman
         333 West Wacker Drive                Morgan, Lewis & Bockius LLP
        Chicago, Illinois 60606                    1800 M Street, NW
(Name and Address of Agent for Service)           Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant        [_] on (date) pursuant to paragraph
    to paragraph (b)                            (a)(1)

[_] on                  pursuant to         [_] 75 days after filing pursuant
    paragraph (b)                               to paragraph (a)(2)

[_] 60 days after filing pursuant to        [_] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PART A--PROSPECTUS

                          NUVEEN MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                            NUVEEN
                                                                 Investments

Municipal Bond
Funds

        PROSPECTUS  AUGUST 28, 2000

        Dependable, tax-free income to help you keep more of what you earn.

INVEST WELL


[PHOTOS APPEAR HERE]

LOOK AHEAD

LEAVE YOUR MARK/SM/

High Yield
All-American
Insured
Intermediate Duration
Intermediate
Limited Term

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1   The Funds

This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
Nuveen High Yield Municipal Bond Fund                                          2
Nuveen All-American Municipal Bond Fund                                        4
Nuveen Insured Municipal Bond Fund                                             6
Nuveen Intermediate Duration Municipal Bond Fund                               8
Nuveen Intermediate Municipal Bond Fund                                       10
Nuveen Limited Term Municipal Bond Fund                                       12

Section 2   How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         14
What Securities We Invest In                                                  15
How We Select Investments                                                     18
What the Risks Are                                                            19
How We Manage Risk                                                            20

Section 3   How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   21
How to Reduce Your Sales Charge                                               23
How to Buy Shares                                                             23
Systematic Investing                                                          24
Systematic Withdrawal                                                         25
Special Services                                                              26
How to Sell Shares                                                            26

Section 4   General Information

This section summarizes the funds' distribution policies and other general information.

Dividends, Distributions and Taxes                                            28
Distribution and Service Plans                                                29
Net Asset Value                                                               30
Fund Service Providers                                                        30

Section 5   Financial Highlights

This section provides the funds' financial performance for the past five
years.                                                                        31

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information

                                                                August 28, 2000


Section 1  The Funds

                Nuveen High Yield Municipal Bond Fund
                Nuveen All-American Municipal Bond Fund
                Nuveen Insured Municipal Bond Fund
                Nuveen Intermediate Duration Municipal Bond Fund
                Nuveen Intermediate Municipal Bond Fund
                Nuveen Limited Term Municipal Bond Fund

Introduction

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

Proposed Merger

The Nuveen Intermediate Municipal Bond Fund's (the "Intermediate Fund") Board of Trustees has approved a merger of the Intermediate Fund into the Nuveen Intermediate Duration Municipal Bond Fund (the "Intermediate Duration Fund"). The Intermediate Fund will be closed to new investors effective August 9, 2000. If shareholders of the Intermediate Fund approve the merger at a meeting on October 25, 2000, then the Intermediate Fund will be merged into the Intermediate Duration Fund. After the merger, shareholders of the Intermediate Fund will exchange their shares for shares of the Intermediate Duration
Fund.






NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                          Section 1 The Funds  1

Nuveen High Yield Municipal Bond Fund

Fund Overview

Investment Objectives

The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

How the Fund Pursues Its Objectives

The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium-to low-quality bonds (BBB/Baa or lower) as rated by Standard & Poor's, Moody's Investors Service, Duff & Phelps, or Fitch IBCA, Inc, or if unrated, judged to be of comparable quality. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

What are the Risks of Investing in the Fund?

An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heighten ed for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase the variability of the fund's net asset value. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right for You?

The fund may be appropriate for you if you are seeking to:

  . earn monthly tax-free dividends; or
  . increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you are seeking to:

  . avoid share price fluctuation;

  . avoid the risks associated with low-quality municipal bonds; or . invest through an IRA or 401(k) plan.

How the Fund Has Performed

The fund does not have a performance history for a full calendar year.

What are the Costs of Investing?

Shareholder Transaction Expenses/1/

Paid Directly From Your Investment

Share Class                            A        B        C      R/2/
 ....................................................................
Maximum Sales Charge Imposed
on Purchases                        4.20%/3/   None     None    None
 ....................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends              None      None     None    None
 ....................................................................
Exchange Fees                        None      None     None    None
 ....................................................................
Deferred Sales Charge/4/             None/3/   5%/5/   1%/6/    None
 ....................................................................


Annual Fund Operating Expenses/7/

Paid From Fund Assets

Share Class                            A        B        C        R
 ....................................................................
Management Fees                      .60%     .60%     .60%     .60%
 ....................................................................
12b-1 Distribution and Service Fees  .20%     .95%     .75%        %
 ....................................................................
Other Expenses                      1.07%    1.11%    1.14%    1.42%
 ....................................................................
Total Annual Fund Operating
Expenses-Gross/+/                   1.87%    2.66%    2.49%    2.02%
 .....................................................................

/+/ After Expense Reimbursements
 .....................................................................
    Expense Reimbursement          (1.15%)  (1.20%)  (1.23%)  (1.49%)
 .....................................................................
    Total Annual Fund Operating
    Expenses--Net                    .72%    1.46%    1.26%     .53%
 .....................................................................

Net expenses reflect a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued without not ice at the adviser's discretion.

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                         Redemption                     No Redemption
Share Class      A       B        C       R       A       B       C       R
 .............................................................................
1 Year       $  602   $  660   $  252  $  205  $  602  $  269  $  252  $  205
 .............................................................................
3 Years      $  983   $1,135   $  776  $  634  $  983  $  826  $  776  $  634
 .............................................................................
5 Years      $1,389   $1,519   $1,326  $1,088  $1,389  $1,410  $1,326  $1,088
 .............................................................................
10 Years     $2,518   $2,802   $2,826  $2,348  $2,518  $2,802  $2,826  $2,348
 .............................................................................

2  Section 1  The Funds

How the Fund Is Invested (as of 4/30/00)
----------------------------------------

Portfolio Statistics
Average Effective Maturity      18.19 years
-------------------------------------------
Average Duration                       7.93
-------------------------------------------
Weighted Average Credit Quality        BBB-
-------------------------------------------
Number of Issues                         29
-------------------------------------------

Credit Quality

AAA/U.S. Guaranteed                      1%
-------------------------------------------
AA                                       6%
-------------------------------------------
A                                        5%
-------------------------------------------
BBB                                     17%
-------------------------------------------
NR                                      71%
-------------------------------------------

Sector Diversification (Top 5)
[PIE CHART APPEARS HERE]

Basic Materials      10%

Transportation       15%

Healthcare           18%

Long-Term Care       10%

Utilities            27%

Other                20%

1. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced Class A sales charges apply to purchases of $50,000 or more. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

4.   As a percentage of the lesser of purchase price or redemption proceeds.

5. Class B shares redeemed within six years of purchase bear a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.

6.   Class C shares redeemed within one year of purchase bear a 1% CDSC.

7. Long-term Class B and C investors may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

The Benefits of High Yield Municipal Bond Funds
-----------------------------------------------

As interest rates have declined over the past several years, municipal high yield bond funds have provided higher taxable-equivalent yields and more income than funds investing in higher-rated corporate and U.S. Treasury bonds (see chart below). The information in the chart below gives some indication of the difference in yield among high yield municipal bond funds, like the fund, A-rated corporate bond funds and U.S. treasury bond funds. For investors comfortable bearing greater risk in pursuing higher yield, high yield municipal bond funds can be an important source of additional income in your portfolio.

                       The After-Tax Yield Advantage of
                        High Yield Municipal Bond Funds

                              July 1995-July 2000
                         [MOUNTAIN CHART APPEARS HERE]

                     High-Yield Muni   A-Rated Corporate      General U.S.
                        Bond Funds         Bond Funds     Treasury Bond Funds

           7/1995          8.77%             6.15%                6.49%
           7/1996          8.75%             6.22%                6.04%
           7/1997          8.10%             5.93%                5.75%
           7/1998          7.43%             5.69%                4.86%
           7/1999          7.52%             5.94%                5.17%
           7/2000          8.07%             6.28%                5.41%

High yield municipal bond funds, A-rated corporate bond funds and general U.S. treasury bond funds are represented by the Lipper High-Yield Municipal Debt Funds Index, Lipper A-Rated Corporate Bond Index and the Lipper General U.S. Treasury Bond Index, respectively. The distribution yield of the High-Yield Municipal Bond Funds is computed on a taxable-equivalent basis assuming a 31% tax rate. A taxable equivalent yield is the current yield you would need to earn on a taxable investment to equal a stated tax-free yield on a municipal investment. High-yield municipal bonds carry a greater risk of default than either A-rated corporate bonds or U.S. treasury bonds. U.S. treasury bonds are backed by the U.S. government and thus carry a minimal amount of credit risk. The chart above does not present taxable-equivalent yields for U.S. treasury bonds, which are exempt from state income taxes, since the tax benefit varies across states and is modest in most states. The high yield municipal bond fund yields shown do not represent the past performance or predict the future yields of the fund.


                                                          Section 1  The Funds 3

Nuveen All-American Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

  . Earn regular monthly tax-free dividends;
  . Preserve investment capital over time;

  . Reduce taxes on investment income; or
  . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

  . Pursue long-term growth;
  . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

                            Class A Annual Returns
                           [BAR CHART APPEARS HERE]

1990   1991   1992   1993   1994   1995   1996   1997   1998   1999
 5.9   14.5   10.5   14.4    5.9   17.5    4.8   10.8    5.9   -8.3


During the ten years ending December 31, 1999, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.


                      Average Annual Total Returns for
                    the Periods Ending December 31, 1999
                    ------------------------------------
Class                  1 Year      5 Year     10 Year
--------------------------------------------------------
Class A (Offer)         -9.28%      5.56%       6.56%
Class B                 -9.64%      5.63%       6.53%
Class C                 -5.94%      5.86%       6.42%
Class R                 -5.22%      6.60%       7.08%
--------------------------------------------------------
LB Market
 Benchmark/2/           -2.06%      6.91%       6.89%
Lipper Peer
 Group/3/               -4.07%      6.14%       6.29%

4  Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                      A          B       C      R/5/
 ................................................................
Maximum Sales Charge Imposed
on Purchases                    4.20%/6/   None    None    None
 ................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends          None      None    None    None
 ................................................................
Exchange Fees                    None      None    None    None
 ................................................................
Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/  None
 ................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                             A       B       C       R
 ..................................................................
Management Fees                       .49%    .49%    .49%    .49%
 ..................................................................
12b-1 Distribution and Service Fees   .20%    .95%    .75%      -%
 ..................................................................
Other Expenses                        .15%    .15%    .15%    .15%
 ..................................................................
Total Annual Fund Operating
Expenses-Gross/1/                     .84%   1.59%   1.39%    .64%
 ..................................................................

      /SD/After Expense Reimbursements
          Expense Reimbursements       (.01%)  (.01%)  (.01%)  (.01%)
          ...........................................................
          Total Annual Fund Operating
          Expenses-Net                  .83%   1.58%   1.38%    .63%
          ...........................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                        Redemption                  No Redemption
Share Class     A       B       C       R       A       B       C       R
-------------------------------------------------------------------------
1 Year       $  502  $  557  $  142  $ 65    $  502  $  162  $  142  $ 65
 .........................................................................
3 Years      $  677  $  821  $  440  $205    $  677  $  502  $  440  $205
 .........................................................................
5 Years      $  866  $  980  $  761  $357    $  866  $  866  $  761  $357
 .........................................................................
10 Years     $1,414  $1,688  $1,669  $798    $1,414  $1,688  $1,669  $798
 .........................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance

How the Fund Is Invested (as of 4/30/00)

Portfolio Statistics

Average Effective Maturity      18.68 years
 ...........................................
Average Duration                       8.87
 ...........................................
Weighted Average Credit Quality          A+
 ...........................................
Number of Issues                        157
 ...........................................

Credit Quality

AAA/U.S. Guaranteed                     33%
 ...........................................
AA                                       9%
 ...........................................
A                                       19%
 ...........................................
BBB                                     25%
 ...........................................
NR                                      13%
 ...........................................
Other                                    1%
 ...........................................

Sector Diversification (Top 5)

[PIE CHART APPEARS HERE]

U.S. Guaranteed      16%              Tax Obligation/Limited   11%
Healthcare           13%              Utilities                12%
Education and Civic                   Others                   37%
Organizations        11%


for periods prior to class inception, adjusted in the case of Classes B and C for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/00 was 3.27%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of the lesser of purchase price or redemption proceeds.


8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                         Section 1  The Funds  5

Nuveen Insured Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income; or

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;

 .  Invest through an IRA or 401(k) plan; or

 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/


Class A Annual Returns

[BAR CHART APPEARS HERE]


 6.5%  12.5%   9.4%  13.2%   -6.4%   19.0%   3.2%   8.3%   5.7%   -3.5%

1990   1991   1992   1993    1994    1995   1996   1997   1998    1999


During the ten years ending December 31, 1999, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.


                       Average Annual Total Returns for
                     the Periods Ending December 31, 1999
                     ------------------------------------
Class                 1 Year        5 Year        10 Year
---------------------------------------------------------
Class A (Offer)       -7.54%         5.39%         6.08%

Class B               -7.90%         5.34%         5.91%

Class C               -4.04%         5.62%         5.74%

Class R               -3.35%         6.50%         6.75%
---------------------------------------------------------
LB Market
 Benchmark/2/         -2.06%         6.91%         6.89%

Lipper Peer
 Group/3/             -4.75%         5.67%         5.94%


6  Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                        A       B       C       R/5/
---------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                     4.20%/6/  None    None    None
---------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends          None      None    None    None
---------------------------------------------------------------
Exchange Fees                    None      None    None    None
---------------------------------------------------------------
Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/  None
---------------------------------------------------------------

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                               A       B       C       R
--------------------------------------------------------------------
Management Fees                         .48%    .48%    .48%    .48%
--------------------------------------------------------------------
12b-1 Distribution and Service Fees     .20%    .95%    .75%      -%
--------------------------------------------------------------------
Other Expenses                          .15%    .16%    .15%    .15%
--------------------------------------------------------------------
Total Annual Fund Operating
Expenses-Gross+                         .83%   1.59%   1.38%    .63%
--------------------------------------------------------------------
      + After Expense Reimbursements
      --------------------------------------------------------------
        Expense Reimbursements            -%   (.01%)     -%   (.01%)
      --------------------------------------------------------------
        Total Annual Fund
        Operating Expenses-Net          .83%   1.58%   1.38%    .62%
      --------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                         Redemption                       No Redemption
Share Class     A        B       C       R        A       B       C       R
------------------------------------------------------------------------------
1 Year       $  501   $  557  $  140   $ 64    $  501  $  162  $  140   $ 64
------------------------------------------------------------------------------
3 Years      $  674   $  821  $  437   $202    $  674  $  502  $  437   $202
------------------------------------------------------------------------------
5 Years      $  861   $  980  $  755   $351    $  861  $  866  $  755   $351
------------------------------------------------------------------------------
10 Years     $1,402   $1,685  $1,657   $786    $1,402  $1,685  $1,657   $786
------------------------------------------------------------------------------

How the Fund Is Invested (as of 4/30/00)


Portfolio Statistics

Average Effective Maturity              16.07 years
---------------------------------------------------
Average Duration                               7.14
---------------------------------------------------
Weighted Average Credit Quality                 AAA
---------------------------------------------------
Number of Issues                                185
---------------------------------------------------


Credit Quality

Insured                                         66%
---------------------------------------------------
Insured and U.S. Guaranteed                     31%
---------------------------------------------------
U.S. Guaranteed                                  3%
---------------------------------------------------


Sector Diversification (Top 5)

[PIE CHART APPEARS HERE]

Healthcare   17%                 Tax Obligation/General   7%

                                 Tax Obligation/Limited  12%

Other        22%                 Housing/Single Family    7%

                                 U.S. Guaranteed 35%


1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/00 was 4.24%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer group returns represent the average annualized returns of the funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of the lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  7

Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal in come taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its invest ment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;

 . Reduce taxes on investment income; or . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.


How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

Class A Annual Returns

[BAR CHART APPEARS HERE]


6.0%   11.1%  8.2%   8.3%    -2.1%   15.0%  4.0%   8.9%   6.0%    -3.4%

1990   1991   1992   1993    1994    1995   1996   1997   1998    1999

During the ten years ending December 31, 1999, the highest and lowest quarterly returns were 5.60% and -3.20% respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.


                      Average Annual Total Returns for
                    the Periods Ending December 31, 1999
                    ------------------------------------
  Class                 1 Year       5 Year     10 Year
--------------------------------------------------------
Class A (Offer)         -7.45%       5.01%       5.60%
Class B                 -7.83%       5.01%       5.47%
Class C                 -3.98%       5.23%       5.32%
Class R                 -3.12%       6.17%       6.31%
--------------------------------------------------------
LB Market
 Benchmark/2/           -2.06%       6.91%       6.89%
Lipper
 Peer Group/3/          -4.07%       6.14%       6.29%


8  Section 1  The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A          B          C           R/5/
 ................................................................................
Maximum Sales Charge Imposed
on Purchases                           4.20%/6/     None       None         None
 ................................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                 None        None       None         None
 ................................................................................
Exchange Fees                           None        None       None         None
 ................................................................................
Deferred Sales Charge/7/                None/8/       5%/9/      1%/10/     None
 ................................................................................

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                   A          B          C        R
 ................................................................................
Management Fees                             .45%       .45%       .45%      .45%
 ................................................................................
12b-1 Distribution and Service Fees         .20%       .95%       .75%       --%
 ................................................................................
Other Expenses                              .15%       .15%       .15%      .14%
 ................................................................................
Total Annual Fund Operating
 ................................................................................
Expenses--Gross+                            .80%      1.55%      1.35%      .59%
 ................................................................................

      +    After Expense Reimbursements
      ..........................................................................
           Expense Reimbursements          (.01%)     (.01%)     (.01%)      --%
      ..........................................................................
           Total Annual Fund
           Operating Expenses--Net          .79%      1.54%      1.34%      .59%
      ..........................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                             Redemption                     No Redemption
Share Class          A       B       C      R          A       B       C      R
 ................................................................................
1 Year            $  498  $  553  $  137  $ 60      $  498  $  158  $  137  $ 60
 ................................................................................
3 Years           $  665  $  809  $  428  $189      $  665  $  490  $  428  $189
 ................................................................................
5 Years           $  846  $  960  $  739  $329      $  846  $  845  $  739  $329
 ................................................................................
10 Years          $1,368  $1,643  $1,624  $738      $1,368  $1,643  $1,624  $738
 ................................................................................

How the Fund Is Invested (as of 4/30/00)

 Portfolio Statistics

Average Effective Maturity             15.87 years
 ..................................................
Average Duration                              6.96
 ..................................................
Weighted Average Credit Quality                AA+
 ..................................................
Number of Issues                               204
 ..................................................

Credit Quality

AAA/U.S. Guaranteed                            45%
 ..................................................
AA                                             34%
 ..................................................
A                                              11%
 ..................................................
BBB/NR                                         10%
 ..................................................

 Sector Diversification (Top 5)

                           [PIE CHART APPEARS HERE]

Water and Sewer       8%               Tax Obligation/Limited      10%
U.S. Guaranteed      17%               Other                       27%
Healthcare           16%               Utilities                   22%


1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/00 was 4.30%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of the lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC ) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  9

Nuveen Intermediate Municipal Bond Fund

Fund Overview


See "Introduction - Proposed Merger" for important information regarding the fund.

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued intermediate-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
  .  Earn regular monthly tax-free dividends;
  .  Preserve investment capital over time;
  . Reduce taxes on investment income; or . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
  .  Pursue long-term growth;
  . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table below illustrate annual fund returns for each of the past seven years as well as annualized fund and index returns for the one- and five-year and since inception periods ending December 31, 1999. This information is intended to help you assess the variability of fund returns over the past seven years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

                            Class A Annual Returns

                           [BAR CHART APPEARS HERE]

                1993   1994   1995   1996   1997   1998   1999

                14.0   -4.8   15.6    4.3    9.6    5.8   -2.3


During the seven years ending December 31, 1999, the highest and lowest quarterly returns were 5.36% and -4.26%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.

                         Average Annual Total Returns for the
                           Periods Ending December 31, 1999
                        .......................................
Class                   1 Year           5 Year       Inception
 ...............................................................
Class A (Offer)         -5.67%           5.68%          5.48%
Class C                 -3.32%           5.76%          5.35%
Class R                 -2.62%           6.42%          5.98%
 ...............................................................
LB Market Benchmark/2/  -0.14%           6.36%          5.61%
Lipper Peer Group/3/    -1.37%           5.59%          4.91%




10  Section 1  The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                                   A              C           R/5/
 ..............................................................................
Maximum Sales Charge Imposed
on Purchases                                3.00%/6/        None         None
 ..............................................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                      None           None         None
 ..............................................................................
Exchange Fees                                None           None         None
 ..............................................................................
Deferred Sales Charge/7/                     None/8/        1%/9/        None
 ..............................................................................

Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                                   A              C            R
 ..............................................................................
Management Fees                              .50%           .50%         .50%
 ..............................................................................
12b-1 Distribution and Service Fees          .20%           .75%           -%
 ..............................................................................
Other Expenses                               .36%           .37%         .37%
 ..............................................................................
Total Annual Fund Operating
Expenses-Gross/1/                           1.06%          1.62%         .87%
 ..............................................................................
  +After Expense Reimbursements
 ..............................................................................
   Expense Reimbursements                   (.32%)         (.33%)       (.33%)
 ..............................................................................
   Total Annual Fund Operating
   Expenses-Net                              .74%          1.29%         .54%
 ..............................................................................
   Net expenses reflect a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued without notice at the adviser's discretion.
 ..............................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                            Redemption                        No Redemption
Share Class         A          C            R           A           C          R
 ....................................................................................
1 Year           $  405      $  165      $   89      $  405      $  165      $   89
 ....................................................................................
3 Years          $  627      $  511      $  278      $  627      $  511      $  278
 ....................................................................................
5 Years          $  867      $  881      $  482      $  867      $  881      $  482
 ....................................................................................
10 Years         $1,555      $1,922      $1,073      $1,555      $1,922      $1,073
 ....................................................................................

1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class


How the Fund Is Invested (as of 4/30/00)

Portfolio Statistics
Average Effective Maturity               8.51 years
 ...................................................
Average Duration                               6.69
 ...................................................
Weighted Average Credit Quality                  A+
 ...................................................
Number of Issues                                100
 ...................................................

Credit Quality

AAA/U.S. Guaranteed                             37%
 ...................................................
AA                                               3%
 ...................................................
A                                               13%
 ...................................................
BBB                                             32%
 ...................................................
NR                                              15%
 ...................................................

Sector Diversification (Top 5)

[PIE CHART APPEARS HERE]

Tax Obligation/Limited  9%
Healthcare  18%
Tax Obligation/General  15%
Transportation  17%
Utilities  9%
Other  32%


    inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/00 was 2.51%.

 2. Market Benchmark returns reflect the performance of the Lehman Brothers 7-year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Peer Group returns reflect the performance of the Lipper Intermediate Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

 7. As a percentage of the lesser of purchase price or redemption proceeds.

 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                        Section 1  The Funds  11

Nuveen Limited Term Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

    .    Earn regular monthly tax-free dividends;
    .    Preserve investment capital over time;
    .    Reduce taxes on investment income; or
    . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

    .    Pursue long-term growth;

    .    Invest through an IRA or 401(k) plan; or
    .    Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1999. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

 Total Returns/1/

                            Class A Annual Returns

[BAR CHART APPEARS HERE]

 6.5    10.0    8.2     9.1    -1.9    10.3     4.1     6.9     6.0     -2
1990    1991   1992    1993    1994    1995    1996    1997    1998    1999

During the ten years ending December 31, 1999, the highest and lowest quarterly returns were 3.47% and -2.34%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.

                                Average Annual Total Returns for
                            the Periods Ending December 31, 1999
                            ....................................
Class                         1 Year    5 Year    10 Year
 ................................................................
Class A (Offer)               -2.71%     4.62%      5.50%
Class C                        -.55%     4.79%      5.44%
Class R                         .01%     5.23%      5.82%
 ................................................................
LB Market
 Benchmark/2/                  0.74%     5.71%      6.23%
Lipper Peer
 Group/3/                      0.33%     4.43%      5.26%

12  Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                               A       C      R/5/
 .............................................................
Maximum Sales Charge Imposed
on Purchases                           2.50%/6/  None    None
 .............................................................
Maximum Sales Charge Imposed
on Reinvested Dividends                  None    None    None
 .............................................................
Exchange Fees                            None    None    None
 .............................................................
Deferred Sales Charge/7/                 None/8/ 1%/9/   None
 .............................................................

 Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                               A       C       R
 ............................................................
Management Fees                         .43%    .43%    .43%
 ............................................................
12b-1 Distribution and Service Fees     .20%    .55%      -%
 ............................................................
Other Expenses                          .10%    .10%    .10%
 ............................................................
Total Annual Fund Operating
Expenses                                .73%   1.08%    .53%
 ............................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                       Redemption                 No Redemption
Share Class     A          C       R          A          C       R
 ...................................................................
1 Year       $  323     $  110    $ 54     $  323     $  110   $ 54
 ...................................................................
3 Years      $  478     $  343    $170     $  478     $  343   $170
 ...................................................................
5 Years      $  646     $  595    $296     $  646     $  595   $296
 ...................................................................
10 Years     $1,134     $1,317    $665     $1,134     $1,317   $665
 ...................................................................

1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/00 was 1.94%.

How the Fund Is Invested (as of 4/30/00)

Portfolio Statistics

Average Effective Maturity      4.58 years
 ..........................................
Average Duration                      3.91
 ..........................................
Weighted Average Credit Quality         A+
 ..........................................
Number of Issues                       234
 ..........................................

Credit Quality

AAA/U.S. Guaranteed                    33%
 ..........................................
AA                                      6%
 ..........................................
A                                      20%
 ..........................................
BBB                                    27%
 ..........................................
NR                                     12%
 ..........................................
Other                                   2%
 ..........................................

Sector Diversification (Top 5)

   [PIE CHART APPEARS HERE]

Healthcare                             18%
Utilities                              23%
Education and Civic Organizations      12%
Other                                  27%
Tax Obligation/Limited                 11%
Housing/Multifamily                     9%


2. Market Benchmark returns reflect the performance of the Lehman Brothers 5-year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of the lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9.   Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                        Section 1  The Funds  13

Section 2  How We Manage Your Money

To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


Who Manages the Funds

Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.

The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $71 billion in assets.

Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Stephen S. Peterson is the co-portfolio manager for the High Yield Fund and has managed the fund since its inception. Mr. Peterson, a Chartered Financial Analyst, has been a portfolio manager with Nuveen Advisory since 1991, becoming an Assistant Vice President in 1996 and a Vice President in 1997. Mr. Peterson currently manages investments for six Nuveen-sponsored investment companies with an aggregate of $3.5 billion in assets.

John V. Miller is the co-portfolio manager for the High Yield Fund. Mr. Miller, a Charted Financial Analyst, has been a research analyst with Nuveen Advisory since 1996, and has maintained a focus on high yield credits in the utility and industrial development bond sectors. Mr. Miller was promoted to Assistant Vice President of Nuveen in 2000. He was previously an analyst with C.W. Henderson & Asso., a municipal bond manager for private accounts.



14  Section 2  How We Manage Your Money

Richard Huber is the portfolio manager for the All-American Fund and the Limited Term Fund. Mr. Huber has managed the funds since 1995 and since 1987, had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for six Nuveen-sponsored investment companies.

Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990. He currently manages investments for five Nuveen-sponsored investment companies.

Thomas C. Spalding is the portfolio manager for the Intermediate Duration Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. He currently manages investments for eight Nuveen-sponsored investment companies.

Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Financial Inc., the fund's prior investment adviser, until becoming an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Mr. Brennan currently manages investments for sixteen Nuveen-sponsored investment companies.

For the most recent fiscal year, the funds, except for the High Yield Fund, paid the following management fees to Nuveen Advisory as a percentage of net assets:

Nuveen All-American Municipal Bond Fund                 .49%
-----------------------------------------------------------
Nuveen Insured Municipal Bond Fund                      .48%
-----------------------------------------------------------
Nuveen Intermediate Duration Municipal Bond Fund        .45%
-----------------------------------------------------------
Nuveen Intermediate Municipal Bond Fund                 .19%
-----------------------------------------------------------
Nuveen Limited Term Municipal Bond Fund                 .43%
-----------------------------------------------------------

Nuveen High Yield Municipal Bond Fund did not pay a management fee for the most recent fiscal year because Nuveen Advisory waived the fee.

What Securities We Invest In


Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Bonds

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed

                                         Section 2  How We Manage Your Money  15
by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

Credit Quality

The All-American, Insured, Intermediate Duration, Intermediate and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by Nuveen Advisory. Each such fund, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 65% of its net assets in insured municipal bonds, and will invest at least 80% of its net assets in municipal bonds that are either insured or backed by U.S. Government securities.

High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by Standard & Poor's, Moody's Investors Service, Duff & Phelps, or Fitch IBCA, Inc., or if unrated, judged by Nuveen Advisory to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of

16  Section 2  How We Manage Your Money
comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

Portfolio Maturity and Duration

Each fund buys municipal bonds with different maturities in pursuit of its investment objectives, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

Inverse Floating Rate Securities

Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which thus are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

Forwards and Delayed-Delivery Settlement

Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                                         Section 2  How We Manage Your Money  17

Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.

Insurance (Insured Fund)

The Insured Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance, Inc. and Financial Guaranty Insurance Company. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

The Insured Fund can invest up to 20% of its net assets in uninsured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

Short-Term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

How We Select Investments

Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of


18  Section 2  How We Manage Your Money
each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.


                                         Section 2  How We Manage Your Money  19

How We Manage Risk

In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

 .    5% in securities of any one issuer (except for U.S. Government securities or for 25% of each fund's total assets). This limitation does not apply to the High Yield Fund.

 .    25% in any one industry such as electric utilities or health care.

 .    10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

20  Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.

What Share Classes We Offer

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the Intermediate Duration, Insured, High Yield and All-American Funds is as follows:


                                                                                                Authorized Dealer
                                        Sales Charge as % of       Sales Charge as % of         Commission as % of
Amount of Purchase                     Public Offering Price       Net Amount Invested         Public Offering Price
Less than $50,000                             4.20%                       4.38%                       3.70%
$50,000 but less than $100,000                4.00%                       4.18%                       3.50%
$100,000 but less than $250,000               3.50%                       3.63%                       3.00%
$250,000 but less than $500,000               2.50%                       2.56%                       2.00%
$500,000 but less than $1,000,000             2.00%                       2.04%                       1.50%
$1,000,000 and over                             --/1/                       --                        1.00%/1/

The up-front Class A sales charge for the Intermediate Fund is as follows:

                                                                                                Authorized Dealer
                                        Sales Charge as % of       Sales Charge as % of         Commission as % of
Amount of Purchase                     Public Offering Price       Net Amount Invested         Public Offering Price
Less than $50,000                             3.00%                       3.09%                         2.50%
$50,000 but less than $100,000                2.50%                       2.56%                         2.00%
$100,000 but less than $250,000               2.00%                       2.04%                         1.50%
$250,000 but less than $500,000               1.50%                       1.52%                         1.25%
$500,000 but less than $1,000,000             1.25%                       1.27%                         1.00%
$1,000,000 and over                             --/1/                       --                          0.75%/1/

                                  Section 3  How You Can Buy and Sell Shares  21

The up-front Class A sales charge for the Limited Term Fund is as follows:

                                                                                                  Authorized Dealer
                                          Sales Charge as % of        Sales Charge as % of         Commission as % of
Amount of Purchase                       Public Offering Price         Net Amount Invested        Public Offering Price
-----------------------------------------------------------------------------------------------------------------------
Less than $50,000                               2.50%                         2.56%                      2.00%
-----------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                  2.00%                         2.04%                      1.60%
-----------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                 1.50%                         1.52%                      1.20%
-----------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                 1.25%                         1.27%                      1.00%
-----------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000               0.75%                         0.76%                      0.60%
-----------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                               --/1/                         --                       0.50%/1/
-----------------------------------------------------------------------------------------------------------------------

1. You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge ("CDSC") of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Intermediate Fund and the Limited Term Fund do not currently offer Class B shares.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


Years Since Purchase     0-1     1-2     2-3     3-4     4-5     5-6     Over 6
-------------------------------------------------------------------------------
CDSC                      5%      4%      4%      3%      2%      1%      None
-------------------------------------------------------------------------------


Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund). The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your

22 Section 3 How You Can Buy and Sell Shares financial advisor an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Class R Shares

You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than the other classes.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions
 . Rights of accumulation
 . Letter of intent
 . Group purchase

Class A Sales Charge Waivers
 . Nuveen Defined Portfolio or Exchange-Traded Fund reinvestment
 . Certain employees and directors of Nuveen or employees of authorized dealers . Bank trust departments

Class R Eligibility
 . Certain employees and directors of Nuveen or employees of authorized dealers . Bank trust departments


In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                                  Section 3  How You Can Buy and Sell Shares  23

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. No third party checks will be accepted.

Investment Minimums

The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. You can stop the deductions at any time by notifying the fund in writing. To participate in systematic investing, simply complete the appropriate section of the account application form or submit an Account Update Form.

From Your Bank Account

You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

From Your Paycheck

With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

Systematic Exchanging

You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

24  Section 3  How You Can Buy and Sell Shares

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             [GRAPH APPEARS HERE]

                             [PLOT POINTS TO COME]

Invested Principal     Compounded 4%     Compounded 5%     Compounded 6%

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                  Section 3  How You Can Buy and Sell Shares  25

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for an appropriate class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

Fund Direct/SM/

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

How to Sell Shares

You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital

26 Section 3 How You Can Buy and Sell Shares gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


Through Your Financial Advisor

You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                  Section 3  How You Can Buy and Sell Shares  27

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

Dividends, Distributions and Taxes

The funds pay tax-free dividends monthly. If the funds realize capital gains or ordinary income subject to regular federal income tax, the funds will pay any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the fund holds its assets). Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The tax you pay on a capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly at the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.


28  Section 4  General Information

If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the federal taxation of your benefits.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 31%.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.


Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.


Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


Taxable Equivalent Of Tax-Free Yields

                To Equal a Tax-Free Yield of:
--------------------------------------------------------------------------------
                4.00%       4.50%       5.00%       5.50%       6.00%

Tax Bracket:    A Taxable Investment Would Need to Yield:
--------------------------------------------------------------------------------
   28.0%        5.56%       6.25%       6.94%       7.64%       8.33%
--------------------------------------------------------------------------------
   31.0%        5.80%       6.52%       7.25%       7.97%       8.70%
--------------------------------------------------------------------------------
   36.0%        6.25%       7.03%       7.81%       8.59%       9.37%
--------------------------------------------------------------------------------
   39.6%        6.62%       7.45%       8.28%       9.11%       9.93%
--------------------------------------------------------------------------------

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including

                                              Section 4  General Information  29

Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


Net Asset Value

The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.





30  Section 4  General Information

Section 5  Financial Highlights


The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen High Yield Municipal Bond Fund


Class
(Inception
Date)                             Investment Operations          Less Distributions
                              ------------------------------  --------------------------
                                                 Net
                                            Realized
                                                 and                                      Ending
Year                Beginning        Net  Unrealized                 Net                     Net
Ended               Net Asset Investment  Investment          Investment Capital           Asset      Total
April 30,               Value     Income Gain (Loss)   Total      Income   Gains   Total   Value Return (a)
-----------------------------------------------------------------------------------------------------------
Class A (6/99)
        2000 (c)      $ 20.00     $ 1.06    $ (1.61) $ (.55)     $ (.85)    $ -- $ (.85) $ 18.60     (2.69)%
-----------------------------------------------------------------------------------------------------------
Class B (6/99)
        2000 (c)        20.00        .93      (1.61)   (.68)       (.74)      --   (.74)   18.58     (3.36)
-----------------------------------------------------------------------------------------------------------
Class C (6/99)
        2000 (c)        20.00        .96      (1.60)   (.64)       (.77)      --   (.77)   18.59     (3.16)
-----------------------------------------------------------------------------------------------------------
Class R (6/99)
        2000 (c)        20.00       1.05      (1.56)   (.51)       (.88)      --   (.88)   18.61     (2.50)
-----------------------------------------------------------------------------------------------------------

                             Ratios/Supplemental Data
                     -----------------------------------------
                                       Ratio of Net
                              Ratio of   Investment
                     Ending   Expenses       Income
Year                    Net to Average   to Average Portfolio
Ended                Assets        Net          Net  Turnover
April 30,             (000)  Assets (b)    Assets(b)     Rate
--------------------------------------------------------------
Class A (6/99)
        2000 (c)    $ 5,291       .77%*       6.22%*       56%
--------------------------------------------------------------
Class B (6/99)
        2000 (c)      2,465      1.51*        5.42*        56
--------------------------------------------------------------
Class C (6/99)
        2000 (c)      1,694      1.31*        5.62*        56
--------------------------------------------------------------
Class R (6/99)
        2000 (c)      5,249       .57*        6.11*        56
--------------------------------------------------------------


*   Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2000 are .72%*, 1.46%*, 1.26%* and .53%* for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2000 are 6.26%*, 5.47%*, 5.67%* and 6.16%* for classes A, B, C and R, respectively.

(c) For the period June 7, 1999 (commencement of operations) through April 30, 2000.

                                             Section 5  Financial Highlights  31

Nuveen All-American Municipal Bond Fund+


Class                            Investment Operations               Less Distributions
(Inception                  ---------------------------------   ------------------------------
Date)                                            Net
                                            Realized
                                                 and                                             Ending
Year            Beginning          Net    Unrealized                   Net                          Net    Total
Ended           Net Asset   Investment    Investment            Investment   Capital              Asset   Return
April 30,           Value       Income   Gain (Loss)    Total       Income     Gains     Total    Value      (a)
------------------------------------------------------------------------------------------------------------------
Class A (10/88)
  2000            $ 11.43        $ .56       $ (1.08)  $ (.52)     $ (.56)   $ (.02)   $ (.58)   $10.33    (4.48)%
  1999              11.32          .57           .12      .69        (.57)     (.01)     (.58)    11.43     6.23
  1998              10.90          .60           .51     1.11        (.60)     (.09)     (.69)    11.32    10.32
  1997 (c)          10.67          .55           .29      .84        (.55)     (.06)     (.61)    10.90     8.02
  1996 (d)          10.79          .61          (.12)     .49        (.61)       --      (.61)    10.67     4.64
  1995 (d)          10.61          .63           .18      .81        (.63)       --      (.63)    10.79     8.01

Class B (2/97)
  2000              11.44          .49         (1.09)    (.60)       (.48)     (.02)     (.50)    10.34    (5.21)
  1999              11.33          .49           .12      .61        (.49)     (.01)     (.50)    11.44     5.46
  1998              10.91          .51           .51     1.02        (.51)     (.09)     (.60)    11.33     9.51
  1997 (e)          10.98          .12          (.06)     .06        (.13)       --      (.13)    10.91      .54

Class C (6/93)
  2000              11.42          .51         (1.09)    (.58)       (.50)     (.02)     (.52)    10.32    (5.02)
  1999              11.31          .51           .12      .63        (.51)     (.01)     (.52)    11.42     5.69
  1998              10.89          .53           .52     1.05        (.54)     (.09)     (.63)    11.31     9.75
  1997 (c)          10.66          .50           .29      .79        (.50)     (.06)     (.56)    10.89     7.48
  1996 (d)          10.78          .55          (.12)     .43        (.55)       --      (.55)    10.66     4.07
  1995 (d)          10.60          .57           .18      .75        (.57)       --      (.57)    10.78     7.42

Class R (2/97)
  2000              11.44          .59         (1.08)    (.49)       (.59)     (.02)     (.61)    10.34    (4.29)
  1999              11.32          .60           .13      .73        (.60)     (.01)     (.61)    11.44     6.54
  1998              10.91          .61           .51     1.12        (.62)     (.09)     (.71)    11.32    10.45
  1997 (e)          10.99          .15          (.07)     .08        (.16)       --      (.16)    10.91      .69
------------------------------------------------------------------------------------------------------------------



Class                                Ratios/Supplemental Data
(Inception           --------------------------------------------------------
Date)                                             Ratio of Net
                       Ending        Ratio of       Investment
Year                      Net     Expenses to        Income to     Portfolio
Ended                  Assets     Average Net      Average Net      Turnover
April 30,               (000)      Assets (b)       Assets (b)          Rate
-----------------------------------------------------------------------------
Class A (10/88)
  2000               $259,004             .84%            5.29%           53%
  1999                312,238             .81             4.98            10
  1998                236,691             .81             5.27            20
  1997 (c)            216,575             .87*            5.54*           39
  1996 (d)            207,992             .83             5.60            79
  1995 (d)            185,495             .76             6.02            71

Class B (2/97)
  2000                 32,536            1.59             4.54            53
  1999                 31,804            1.54             4.23            10
  1998                  8,706            1.56             4.47            20
  1997 (e)                711            1.55*            4.83*           39

Class C (6/93)
  2000                 67,577            1.39             4.73            53
  1999                 80,036            1.36             4.43            10
  1998                 62,336            1.36             4.72            20
  1997 (c)             54,850            1.42*            4.99*           39
  1996 (d)             47,314            1.37             5.05            79
  1995 (d)             45,242            1.31             5.47            71

Class R (2/97)
  2000                  3,111             .64             5.50            53
  1999                  2,737             .61             5.17            10
  1998                  4,510             .61             5.42            20
  1997 (e)                183             .61*            5.95*           39
-----------------------------------------------------------------------------

*    Annualized.

+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.

(a) Total returns are calculated on net asset value without any sales charge, and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2000 are .83%, 1.58%, 1.38% and .63% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2000 are 5.29%, 4.55%, 4.74% and 5.51% for classes A, B, C and R, respectively.

(c)  For the 11 months ended April 30.

(d)  For the year ended May 31.

(e)  From commencement of class operations as noted through April 30.


32    Section 5    Financial Highlights

Nuveen Insured Municipal Bond Fund


Class                            Investment Operations               Less Distributions
(Inception                  ---------------------------------   ------------------------------
Date)                                            Net
                                            Realized
                                                 and                                             Ending
Year            Beginning          Net    Unrealized                   Net                          Net    Total
Ended           Net Asset   Investment    Investment            Investment   Capital              Asset   Return
April 30,           Value       Income   Gain (Loss)    Total       Income     Gains     Total    Value      (a)
------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  2000            $ 11.16        $ .54        $ (.79)  $ (.25)     $ (.54)   $ (.02)   $ (.56)   $10.35    (2.19)%
  1999              11.03          .54           .16      .70        (.54)     (.03)     (.57)    11.16     6.43
  1998              10.66          .54           .41      .95        (.55)     (.03)     (.58)    11.03     9.05
  1997 (c)          10.82          .09          (.16)    (.07)       (.09)       --      (.09)    10.66     (.63)
  1997 (d)          10.97          .56          (.13)     .43        (.54)     (.04)     (.58)    10.82     4.04
  1996 (d)          10.40          .54           .57     1.11        (.54)       --      (.54)    10.97    10.90

Class B (2/97)
  2000              11.16          .46          (.79)    (.33)       (.46)     (.02)     (.48)    10.35    (2.94)
  1999              11.03          .45           .16      .61        (.45)     (.03)     (.48)    11.16     5.63
  1998              10.67          .46           .39      .85        (.46)     (.03)     (.49)    11.03     8.14
  1997 (c)          10.82          .09          (.16)    (.07)       (.08)       --      (.08)    10.67     (.65)
  1997 (e)          10.80          .04           .02      .06        (.04)       --      (.04)    10.82      .55

Class C (9/94)
  2000              11.05          .47          (.77)    (.30)       (.47)     (.02)     (.49)    10.26    (2.64)
  1999              10.92          .47           .16      .63        (.47)     (.03)     (.50)    11.05     5.86
  1998              10.56          .48           .39      .87        (.48)     (.03)     (.51)    10.92     8.39
  1997 (c)          10.72          .08          (.16)    (.08)       (.08)       --      (.08)    10.56     (.73)
  1997 (d)          10.85          .46          (.09)     .37        (.46)     (.04)     (.50)    10.72     3.48
  1996 (d)          10.31          .46           .54     1.00        (.46)       --      (.46)    10.85     9.88

Class R (12/86)
  2000              11.11          .56          (.78)    (.22)       (.56)     (.02)     (.58)    10.31    (1.94)
  1999              10.98          .56           .15      .71        (.55)     (.03)     (.58)    11.11     6.62
  1998              10.62          .56           .39      .95        (.56)     (.03)     (.59)    10.98     9.17
  1997 (c)          10.78          .09          (.15)    (.06)       (.10)       --      (.10)    10.62     (.60)
  1997 (d)          10.92          .57          (.11)     .46        (.56)     (.04)     (.60)    10.78     4.38
  1996 (d)          10.38          .57           .54     1.11        (.57)       --      (.57)    10.92    10.94
------------------------------------------------------------------------------------------------------------------


Class                                Ratios/Supplemental Data
(Inception           --------------------------------------------------------
Date)                                             Ratio of Net
                       Ending        Ratio of       Investment
Year                      Net     Expenses to        Income to     Portfolio
Ended                  Assets     Average Net      Average Net      Turnover
April 30,               (000)      Assets (b)       Assets (b)          Rate
-----------------------------------------------------------------------------
Class A (9/94)
  2000               $109,729             .83%            5.09%           44%
  1999                109,986             .82             4.80            13
  1998                 90,459             .86             4.91            40
  1997 (c)             69,291             .84*            5.12*           12
  1997 (d)             68,268             .87             5.07            35
  1996 (d)             46,943             .91             5.01            27

Class B (2/97)
  2000                 17,035            1.59             4.35            44
  1999                 13,602            1.56             4.05            13
  1998                  4,992            1.61             4.14            40
  1997 (c)                488            1.59*            4.36*           12
  1997 (e)                228            1.58*            4.84*           35

Class C (9/94)
  2000                 10,990            1.38             4.54            44
  1999                 10,947            1.36             4.25            13
  1998                  8,037            1.41             4.36            40
  1997 (c)              5,615            1.39*            4.57*           12
  1997 (d)              5,448            1.61             4.33            35
  1996 (d)              5,151            1.63             4.34            27

Class R (12/86)
  2000                636,872             .63             5.28            44
  1999                726,228             .62             5.00            13
  1998                727,068             .66             5.12            40
  1997 (c)            714,622             .64*            5.31*           12
  1997 (d)            732,587             .63             5.31            35
  1996 (d)            761,936             .63             5.33            27
-----------------------------------------------------------------------------

  *  Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2000 are .83%, 1.58%, 1.38% and .62% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2000 are 5.09%, 4.35%, 4.54% and 5.29% for classes A, B, C and R, respectively.

(c)  For the two months ended April 30.

(d)  For the fiscal year ended February 28/29.

(e)  From commencement of class operations as noted through February 28/29.


                                         Section 5    Financial Highlights    33

Nuveen Intermediate Duration Municipal Bond Fund


Class                            Investment Operations               Less Distributions
(Inception                  ---------------------------------   ------------------------------
Date)                                            Net
                                            Realized
                                                 and                                             Ending
Year            Beginning          Net    Unrealized                   Net                          Net    Total
Ended           Net Asset   Investment    Investment            Investment   Capital              Asset   Return
April 30,           Value       Income   Gain (Loss)    Total       Income     Gains     Total    Value      (a)
------------------------------------------------------------------------------------------------------------------
Class A (6/95)
  2000             $ 9.57        $ .45        $ (.65)  $ (.20)     $ (.45)   $ (.01)   $ (.46)   $ 8.91    (2.02)%
  1999               9.46          .45           .13      .58        (.45)     (.02)     (.47)     9.57     6.28
  1998               9.14          .46           .35      .81        (.46)     (.03)     (.49)     9.46     9.00
  1997 (c)           9.24          .08          (.10)    (.02)       (.08)       --      (.08)     9.14     (.23)
  1997 (d)           9.28          .48            --      .48        (.47)     (.05)     (.52)     9.24     5.26
  1996 (e)           9.15          .34           .14      .48        (.32)     (.03)     (.35)     9.28     5.33

Class B (2/97)
  2000               9.57          .39          (.66)    (.27)       (.38)     (.01)     (.39)     8.91    (2.78)
  1999               9.46          .38           .13      .51        (.38)     (.02)     (.40)     9.57     5.49
  1998               9.15          .38           .35      .73        (.39)     (.03)     (.42)     9.46     8.09
  1997 (c)           9.24          .09          (.11)    (.02)       (.07)       --      (.07)     9.15     (.25)
  1997 (e)           9.23          .03           .01      .04        (.03)       --      (.03)     9.24      .47

Class C (6/95)
  2000               9.57          .40          (.66)    (.26)       (.40)     (.01)     (.41)     8.90    (2.71)
  1999               9.44          .40           .15      .55        (.40)     (.02)     (.42)     9.57     5.91
  1998               9.14          .40           .34      .74        (.41)     (.03)     (.44)     9.44     8.20
  1997 (c)           9.23          .07          (.09)    (.02)       (.07)       --      (.07)     9.14     (.21)
  1997 (d)           9.26          .42            --      .42        (.40)     (.05)     (.45)     9.23     4.64
  1996 (e)           9.15          .29           .13      .42        (.28)     (.03)     (.31)     9.26     4.59

Class R (11/76)
  2000               9.58          .47          (.66)    (.19)       (.47)     (.01)     (.48)     8.91    (1.93)
  1999               9.46          .47           .14      .61        (.47)     (.02)     (.49)     9.58     6.59
  1998               9.15          .48           .34      .82        (.48)     (.03)     (.51)     9.46     9.09
  1997 (c)           9.24          .08          (.09)    (.01)       (.08)       --      (.08)     9.15     (.09)
  1997 (d)           9.28          .49           .01      .50        (.49)     (.05)     (.54)     9.24     5.53
  1996 (d)           9.00          .51           .31      .82        (.51)     (.03)     (.54)     9.28     9.31
------------------------------------------------------------------------------------------------------------------



Class                                 Ratios/Supplemental Data
(Inception           ----------------------------------------------------------
Date)                                               Ratio of Net
                         Ending        Ratio of       Investment
Year                        Net     Expenses to        Income to     Portfolio
Ended                    Assets     Average Net      Average Net      Turnover
April 30,                 (000)      Assets (b)       Assets (b)          Rate
-------------------------------------------------------------------------------
Class A (6/95)
  2000               $  116,621             .80%            5.01%           13%
  1999                  120,418             .77             4.71            12
  1998                   97,029             .80             4.83            10
  1997 (c)               70,331             .77*            5.13*            2
  1997 (d)               68,204             .81             5.11            12
  1996 (e)               37,089             .83*            5.14*           17

Class B (2/97)
  2000                   11,560            1.55             4.27            13
  1999                   10,086            1.52             3.96            12
  1998                    4,136            1.56             4.05            10
  1997 (c)                  468            1.53*            4.39*            2
  1997 (e)                   43            1.51*            5.23*           12

Class C (6/95)
  2000                    6,920            1.35             4.47            13
  1999                    7,191            1.32             4.15            12
  1998                    4,886            1.35             4.29            10
  1997 (c)                5,360            1.32*            4.58*            2
  1997 (d)                5,039            1.54             4.37            12
  1996 (e)                1,915            1.58*            4.39*           17

Class R (11/76)
  2000                2,495,259             .59             5.21            13
  1999                2,834,016             .57             4.90            12
  1998                2,818,442             .60             5.04            10
  1997 (c)            2,774,648             .57*            5.33*            2
  1997 (d)            2,818,214             .57             5.35            12
  1996 (d)            2,878,641             .59             5.53            17
-------------------------------------------------------------------------------

  *  Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2000 are .79%, 1.54%, 1.34% and .59% for classes A, B, C and R, respectively, and the Ratios o f Net Investment Income to Average Net Assets for 2000 are 5.02%, 4.28%, 4.48% and 5.22% for classes A, B, C and R, respectively.

(c)  For the two months ended April 30.

(d)  For the fiscal year ended February 28/29.

(e)  From commencement of class operations as noted through February 28/29.


34    Section 5    Financial Highlights

Nuveen Intermediate Municipal Bond Fund+

Class                            Investment Operations               Less Distributions
(Inception                  ---------------------------------   ------------------------------
Date)                                            Net
                                            Realized
                                                 and                                             Ending
Year            Beginning          Net    Unrealized                   Net                          Net    Total
Ended           Net Asset   Investment    Investment            Investment   Capital              Asset   Return
April 30,           Value       Income   Gain (Loss)    Total       Income     Gains     Total    Value      (a)
------------------------------------------------------------------------------------------------------------------
Class A (9/92)
  2000            $ 11.00        $ .50        $ (.74)  $ (.24)     $ (.50)   $ (.15)   $ (.65)   $10.11    (2.17)%
  1999              10.88          .49           .17      .66        (.50)     (.04)     (.54)    11.00     6.14
  1998              10.47          .52           .41      .93        (.52)       --      (.52)    10.88     8.97
  1997 (c)          10.27          .47           .20      .67        (.47)       --      (.47)    10.47     6.64
  1996 (d)          10.29          .51          (.02)     .49        (.51)       --      (.51)    10.27     4.84
  1995 (d)          10.16          .51           .13      .64        (.51)       --      (.51)    10.29     6.63
Class C (12/95)
  2000              11.02          .44          (.74)    (.30)       (.44)     (.15)     (.59)    10.13    (2.72)
  1999              10.89          .43           .18      .61        (.44)     (.04)     (.48)    11.02     5.66
  1998              10.47          .46           .42      .88        (.46)       --      (.46)    10.89     8.47
  1997 (c)          10.28          .44           .17      .61        (.42)       --      (.42)    10.47     6.00
  1996 (f)          10.57          .23          (.30)    (.07)       (.22)       --      (.22)    10.28    (1.78)*
Class R (2/97)
  2000              10.99          .52          (.73)    (.21)       (.52)     (.15)     (.67)    10.11    (1.91)
  1999              10.86          .52           .16      .68        (.51)     (.04)     (.55)    10.99     6.42
  1998              10.45          .54           .41      .95        (.54)       --      (.54)    10.86     9.17
  1997 (e)          10.60          .13          (.15)    (.02)       (.13)       --      (.13)    10.45     (.15)
------------------------------------------------------------------------------------------------------------------

Class                                Ratios/Supplemental Data
(Inception           --------------------------------------------------------
Date)                                             Ratio of Net
                       Ending        Ratio of       Investment
Year                      Net     Expenses to        Income to     Portfolio
Ended                  Assets     Average Net      Average Net      Turnover
April 30,               (000)      Assets (b)       Assets (b)          Rate
-----------------------------------------------------------------------------
Class A (9/92)
  2000               $ 44,675             .75%            4.78%           22%
  1999                 51,773             .84             4.46            23
  1998                 42,339             .79             4.76            20
  1997 (c)             40,906             .68*            4.96*           26
  1996 (d)             46,742             .62             4.86            81
  1995 (d)             42,069             .54             5.15           102
Class C (12/95)
  2000                 10,586            1.30             4.25            22
  1999                  9,855            1.37             3.91            23
  1998                  3,533            1.34             4.20            20
  1997 (c)              2,540            1.23*            4.38*           26
  1996 (f)              1,187            1.13*            4.28*           81
Class R (2/97)
  2000                    728             .55             4.99            22
  1999                    707             .64             4.66            23
  1998                    602             .59             4.95            20
  1997 (e)                469             .40*            5.40*           26
-----------------------------------------------------------------------------

  *  Annualized.

  + Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Intermediate.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2000 are .74%, 1.29% and .54% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2000 are 4.79%, 4.26% and 5.00% for classes A, C and R, respectively.

(c)  For the 11 months ended April 30.

(d)  For the year ended May 31.

(e)  From commencement of class operations as noted through April 30.

(f)  From commencement of class operations as noted through May 31.

                                         Section 5    Financial Highlights    35

Nuveen Limited Term Municipal Bond Fund+


Class                            Investment Operations               Less Distributions
(Inception                  ---------------------------------   ------------------------------
Date)                                            Net
                                            Realized
                                                 and                                             Ending
Year            Beginning          Net    Unrealized                   Net                          Net    Total
Ended           Net Asset   Investment    Investment            Investment   Capital              Asset   Return
April 30,           Value       Income   Gain (Loss)    Total       Income     Gains     Total    Value      (a)
------------------------------------------------------------------------------------------------------------------
Class A (10/87)
  2000            $ 10.89        $ .49        $ (.55)  $ (.06)     $ (.48)     $  --   $ (.48)   $10.35     (.57)%
  1999              10.80          .49           .10      .59        (.50)        --     (.50)    10.89     5.57
  1998              10.61          .51           .19      .70        (.51)        --     (.51)    10.80     6.67
  1997 (c)          10.57          .46           .04      .50        (.46)        --     (.46)    10.61     4.78
  1996 (d)          10.65          .51          (.09)     .42        (.50)        --     (.50)    10.57     4.03
  1995 (d)          10.60          .51           .04      .55        (.50)        --     (.50)    10.65     5.41

Class C (12/95)
  2000              10.87          .45          (.54)    (.09)       (.44)        --     (.44)    10.34     (.82)
  1999              10.79          .45           .10      .55        (.47)        --     (.47)    10.87     5.13
  1998              10.60          .47           .19      .66        (.47)        --     (.47)    10.79     6.33
  1997 (c)          10.56          .44           .03      .47        (.43)        --     (.43)    10.60     4.49
  1996 (f)          10.76          .22          (.19)     .03        (.23)        --     (.23)    10.56      .46*

Class R (2/97)
  2000              10.87          .51          (.55)    (.04)       (.50)        --     (.50)    10.33     (.35)
  1999              10.78          .51           .11      .62        (.53)        --     (.53)    10.87     5.81
  1998              10.59          .53           .19      .72        (.53)        --     (.53)    10.78     6.87
  1997 (e)          10.73          .12          (.13)    (.01)       (.13)        --     (.13)    10.59     (.09)
------------------------------------------------------------------------------------------------------------------



Class                                 Ratios/Supplemental Data
(Inception           ----------------------------------------------------------
Date)                                               Ratio of Net
                         Ending        Ratio of       Investment
Year                        Net     Expenses to        Income to     Portfolio
Ended                    Assets     Average Net      Average Net      Turnover
April 30,                 (000)      Assets (b)       Assets (b)          Rate
-------------------------------------------------------------------------------
Class A (10/87)
  2000                $ 382,808             .73%            4.63%           37%
  1999                  456,171             .77             4.45            16
  1998                  438,134             .77             4.70            30
  1997 (c)              425,401             .80*            4.76*           29
  1996 (d)              489,157             .79             4.77            39
  1995 (d)              569,196             .74             4.88            20

Class C (12/95)
  2000                   77,228            1.08             4.28            37
  1999                   88,044            1.12             4.09            16
  1998                   33,952            1.12             4.35            30
  1997 (c)               23,551            1.11*            4.44*           29
  1996 (f)               15,415            1.19*            4.17*           39

Class R (2/97)
  2000                      335             .53             4.81            37
  1999                    1,173             .57             4.64            16
  1998                      701             .59             4.86            30
  1997 (e)                   40             .55*            5.07*           29
-------------------------------------------------------------------------------

  *  Annualized.

  + Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c)  For the 11 months ended April 30.

(d)  For the year ended May 31.

(e)  From commencement of class operations as noted through April 30.

(f)  From commencement of class operations as noted through May 31.


36    Section 5    Financial Highlights

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund


Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund


Income

Income Fund
Floating Rate Fund/1/


Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term


State Municipal Bond Funds

Arizona                    Louisiana                   North Carolina
California/2/              Maryland                    Ohio
Colorado                   Massachusetts/2/            Pennsylvania
Connecticut                Michigan                    Tennessee
Florida                    Missouri                    Virginia
Georgia                    New Jersey                  Wisconsin
Kansas                     New Mexico
Kentucky                   New York/2/


Cash Reserves

Money Market Fund
Municipal Money Market Fund
California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual report to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549. The funds' Investment Company file number is 811-07873.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See fund prospectus for additional information.

2. Long-term and insured long-term portfolios.

Nuveen Investments


Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787
www.nuveen.com

                                                            August 28, 2000

NUVEEN MUNICIPAL TRUST


Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Intermediate Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Trust dated August 28, 2000. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-22
Investment Adviser and Investment Management Agreement..................... S-30
Portfolio Transactions..................................................... S-31
Net Asset Value............................................................ S-32
Tax Matters................................................................ S-33
Performance Information.................................................... S-37
Additional Information on the Purchase and Redemption of Fund Shares....... S-45
Distribution and Service Plan.............................................. S-54
Independent Public Accountants and Custodian............................... S-55
Financial Statements....................................................... S-55
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a

Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Intermediate Municipal Bond Fund, formerly Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the Investment Company Act of 1940.

  The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The six series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

  The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

  Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of the Intermediate Duration, Insured, All-American, Intermediate, and Limited Term Funds will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations Nuveen Advisory judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of Nuveen Advisory, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

  High Yield Fund. Non-Investment Grade Debt Securities ("Junk Bonds"). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations.

Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

    (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

    All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

    The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

    (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

    (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by Nuveen Advisory than investments in investment grade debt securities. Nuveen Advisory employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. Nuveen Advisory continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

    (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

  The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

  The Funds may invest in inverse floating rate municipal securities or "inverse floaters", whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, Ambac Assurance Corporation, Financial Security Assurance Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal

Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended April 30, 1999, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  Ambac Assurance Corporation ("Ambac Assurance")

  Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $4,031,000,000 (unaudited) and statutory capital of approximately $2,474,000,000 (unaudited) as of March 31, 2000. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Moody's Investors Service and Fitch, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

  Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

  Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "Ambac Assurance Corporation".

  Financial Security Assurance Inc. ("Financial Security")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include White Mountains Insurance Group, Inc., XL Capital Ltd., MediaOne Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of June 30, 2000, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $1,367,714,000 (audited) and $696,918,000 (audited), the total shareholders' equity and the total net unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $1,354,526,000 (audited) and $574,825,000 (audited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022,
Attention: Communications Department. Financial Security's telephone number is
(212) 826-0100. Financial Security's financial statements are included as exhibits to the Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed with the Securities and Exchange Commission by Holdings and may be reviewed at Holdings' website: www.fsa.com.

  MBIA Insurance Corporation ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 1999 the Insurer had admitted assets of $7.0 billion (audited), total liabilities of $4.6 billion (audited), and total capital and surplus of $2.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2000, the Insurer had admitted assets of $7.1 billion (unaudited), total liabilities of $4.7 billion (unaudited), and total capital and surplus of $2.4 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of the Company is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545.

  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  Financial Guaranty Insurance Company ("Financial Guaranty")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Fund. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 2000, the total capital and surplus of Financial Guaranty was $1.281 billion. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: (212) 480-5187).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Funds or the Board of Trustees of the Funds.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of Ambac Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the 1999 and 2000 fiscal year-end of each Fund as indicated, were

                                                                        Fiscal
                                                                         Year
                                                                       ---------
                                                                       1999 2000
                                                                       ---- ----
      Nuveen High Yield Municipal Bond Fund*.......................... N/A  56%
      Nuveen All-American Municipal Bond Fund......................... 10%  53%
      Nuveen Insured Municipal Bond Fund.............................. 13%  44%
      Nuveen Intermediate Duration Municipal Bond Fund................ 12%  13%
      Nuveen Intermediate Municipal Bond Fund......................... 23%  22%
      Nuveen Limited Term Municipal Bond Fund......................... 16%  37%

--------

  *Fund commenced operations on June 7, 1999.

When-Issued or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

  Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and often can be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.

Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

  Illiquid Securities

  The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to Nuveen Advisory the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed Nuveen Advisory to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

  Structured Notes

  The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

  Mortgage-Backed Securities

  The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

  Zero Coupon Bonds

  The High Yield Fund may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because the Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

  Standby Commitments

  The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Nuveen Advisory, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

  Lending of Portfolio Securities

  The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail

Temporary or Short-Term Investments

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable temporary or short-term investments. Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

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                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Trust    During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, Nuveen
                                                            Investments, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and Nuveen
                                                            Investments; Director of
                                                            Nuveen Advisory Corp.
                                                            and Nuveen Institutional
                                                            Advisory Corp.; Chairman
                                                            and Director (since
                                                            January 1997) of Nuveen
                                                            Asset Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

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 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired as Senior Vice
 201 Michigan Avenue                                        President of The
 Highwood, IL 60040                                         Northern Trust Company.

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 Anne E. Impellizzeri         1/26/33 Trustee               Executive Director of
 Manitoga                                                   Manitoga (Center for
 P.O. Box 249                                               Russell Wright's Design
 Garrison, NY 10524                                         with Nature) (since
                                                            September 1998);
                                                            formerly, President and
                                                            Chief Executive Officer
                                                            of Blanton-Peale
                                                            Institutes of Religion
                                                            and Health; prior
                                                            thereto, Vice President,
                                                            Metropolitan Life
                                                            Insurance Co.
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 Peter R. Sawers               4/3/33 Trustee               Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; Adjunct Professor,
                                                            Lake Forest Graduate
                                                            School of Management,
                                                            Lake Forest, Illinois;
                                                            formerly, Executive
                                                            Director, Towers Perrin,
                                                            Australia.

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 William J. Schneider         9/24/44 Trustee               Senior Partner and Chief
 4000 Miller-Valentine Ct.                                  Operating Officer,
 P.O. Box 744                                               Miller-Valentine
 Dayton, OH 45401                                           Partners; Vice
                                                            President, Miller-
                                                            Valentine Group, a
                                                            development and contract
                                                            company; Member,
                                                            Community Advisory
                                                            Board, National City
                                                            Bank, Dayton, Ohio;
                                                            Member, Business
                                                            Advisory Council,
                                                            Cleveland Federal
                                                            Reserve Bank.

-------------------------------------------------------------------------------
                       Date of  Positions and       Principal Occupations
 Name and Address      Birth    Offices with Trust  During Past Five Years

-------------------------------------------------------------------------------
 Judith M. Stockdale   12/29/47 Trustee             Executive Director, Gaylord
 35 E. Wacker Drive                                 and Dorothy Donnelley
 Suite 2600                                         Foundation; prior thereto,
 Chicago, IL 60601                                  Executive Director, Great
                                                    Lakes Protection Fund.

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 Alan G. Berkshire     12/28/60 Vice President and  Senior Vice President and
 333 West Wacker Drive          Assistant Secretary General Counsel (since
 Chicago, IL 60606                                  September 1997) and
                                                    Secretary (since May 1998)
                                                    of The John Nuveen Company
                                                    and Nuveen Investments,
                                                    Nuveen Advisory Corp. and
                                                    Nuveen Institutional
                                                    Advisory Corp.; Senior Vice
                                                    President and Secretary
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc.; prior
                                                    thereto, Partner in the law
                                                    firm of Kirkland & Ellis.

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 Peter H. D'Arrigo     11/28/67 Vice President and  Vice President of Nuveen
 333 West Wacker Drive          Treasurer           Investments (since January
 Chicago, IL 60606                                  1999), prior thereto,
                                                    Assistant Vice President
                                                    (from January 1997);
                                                    formerly, Associate of
                                                    Nuveen Investments; Vice
                                                    President and Treasurer
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc. Chartered
                                                    Financial Analyst.

-------------------------------------------------------------------------------
 Michael S. Davern      6/26/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager (since
                                                    September 1991) of Flagship
                                                    Financial.

-------------------------------------------------------------------------------
 Lorna C. Ferguson     10/24/45 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Investments; Vice President
 Chicago, IL 60606                                  (since January 1998) of
                                                    Nuveen Advisory Corp. and
                                                    Nuveen Institutional
                                                    Advisory Corp.

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 William M. Fitzgerald   3/2/64 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  December 1995); Assistant
                                                    Vice President of
                                                    Nuveen Advisory Corp. (from
                                                    September 1992 to December
                                                    1995), prior thereto
                                                    Assistant Portfolio Manager
                                                    of Nuveen Advisory Corp.

-------------------------------------------------------------------------------
 Stephen D. Foy         5/31/54 Vice President and  Vice President of Nuveen
 333 West Wacker Drive          Controller          Investments and (since May
 Chicago, IL 60606                                  1998) The John Nuveen
                                                    Company; Vice President
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc., Certified
                                                    Public Accountant.

-------------------------------------------------------------------------------
 J. Thomas Futrell       7/5/55 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp.; Chartered
 Chicago, IL 60606                                  Financial Analyst.

-------------------------------------------------------------------------------
 Richard A. Huber       3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Institutional Advisory
 Chicago, IL 60606                                  Corp. (since March 1998)
                                                    and Nuveen Advisory Corp.
                                                    (since January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager of
                                                    Flagship Financial, Inc.

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Trust  During Past Five Years
-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 David J. Lamb           3/22/63 Vice President      Vice President (since
 333 West Wacker Drive                               March 2000), previously
 Chicago, IL 60606                                   Assistant Vice President
                                                     (since January 1999),
                                                     prior thereto, Associate
                                                     of Nuveen Investments;
                                                     Certified Public
                                                     Accountant.

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of Nuveen
                                                     Investments; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen Company
                                                     and (since January 1997)
                                                     Nuveen Asset Management
                                                     Inc.; Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since
 333 West Wacker Drive                               September 1996),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President of Nuveen
                                                     Advisory Corp., Portfolio
                                                     Manager prior thereto;
                                                     Vice President (since
                                                     September 1996),
                                                     previously Assistant Vice
                                                     President of Nuveen
                                                     Institutional Advisory
                                                     Corp., Portfolio Manager
                                                     prior thereto; Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996) Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp., Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of Nuveen Investments;
                                                     Vice President and
                                                     Secretary (since July
                                                     1999) of Nuveen Advisory
                                                     Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen
                                                     Company; Vice President
                                                     and Assistant Secretary
                                                     (since September 1999) of
                                                     Nuveen Senior Loan Asset
                                                     Management Inc.; Chartered
                                                     Financial Analyst.

  Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 37 Nuveen open-end funds and 54 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 13 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management Inc. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 2000. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                 Deferred
                                   Aggregate   Compensation  Total Compensation
                                  Compensation Payable from    From Trust and
                                   from the     the Trust       Fund Complex
      Name of Trustee              Trust (1)       (2)      Paid to Trustees (3)
      ---------------             ------------ ------------ --------------------
      Robert P. Bremner..........   $13,189      $ 2,371          $72,000
      Lawrence H. Brown..........   $16,453      $   --           $78,000
      Anne E. Impellizzeri.......   $   237      $16,040          $72,000
      Peter R. Sawers............   $   237      $15,818          $74,250
      William J. Schneider.......   $   230      $15,546          $70,000
      Judith M. Stockdale........   $11,665      $ 4,118          $72,000

--------

(1) The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended April 30, 2000 for services to the Trust.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

(3) Based on the compensation paid (including any amounts deferred) to the independent trustees for the fiscal year ended April 30, 2000 for services to the open-end and closed-end funds advised by NAC.

  Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $250 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.

  The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate

Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations, identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 1, 2000, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                     Percentage
      Name of Fund and Class          Name and Address of Owner     of Ownership
      ----------------------          -------------------------     ------------
      All-American--A                 MLPF&S For The Sole Benefit      31.71%
                                      of its Customers
                                      Attn: Fund Admin. Sec 974T2
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--B                 MLPF&S For the Sole Benefit      38.33%
                                      of its Customers
                                      Attn: Fund Admin. Sec 97NB8
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--C                 MLPF&S For the Sole Benefit      54.16%
                                      of its Customers
                                      Attn: Fund Admin. Sec 97BMO
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--R                 Bruce A. Grassfield &            17.70%
                                      Judith Ludwig Tr
                                      Bruce A. Grassfield LIV
                                      Trust
                                      2650 S Main Street
                                      Erie, CO 80516
                                      Babb & Co                         7.53%
                                      C/O Bank of New Hampshire
                                      P.O. Box 477
                                      Concord, NH 03302-0477
                                      Katherine R. Bateman              7.11%
                                      1325 N. State Pkwy 6E
                                      Chicago, IL 60610
                                      Edna Bennett Pierce               7.04%
                                      Edna P. Bennett REV Trust
                                      1201 Snuff Mill Rd.
                                      Wilmington, DE 19807-1043

                                                                     Percentage
      Name of Fund and Class          Name and Address of Owner     of Ownership
      ----------------------          -------------------------     ------------
                                      E&W Farms Limited                 6.09%
                                      Partnership
                                      HC 2 Box 3
                                      Mcadoo, TX 79243-9504
      Insured MBF--B                  MLPF&S For The Benefit of        18.75%
                                      its Customers
                                      Attn: Fund Admin. Sec 97NB1
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      Insured MBF--C                  MLPF&S For The Benefit of        21.27%
                                      its Customers
                                      Attn: Fund Admin. Sec 97GW6
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
                                      FISERV Securities Inc.            6.58%
                                      FAO 74675938
                                      One Commerce Square
                                      2005 Market Street
                                      Suite 1200
                                      Philadelphia, PA 19103
      Intermediate Duration MBF--B    MLPF&S For The Benefit of        21.93%
                                      its Customers
                                      Attn: Fund Admin. Sec 97NB0
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      Intermediate Duration MBF--R    MLPF&S For The Benefit of        16.49%
                                      its Customers
                                      Attn: Fund Admin. Sec 97GX9
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
                                      David W. Elliott                  5.99%
                                      TRST UA 030394 David W.
                                      Elliott REV Trust
                                      1291 Sunniwood Place
                                      Rochester, MI 48306-2474
      High Yield--A                   FISERV Securities Inc.           15.99%
                                      FAO 74675938
                                      One Commerce Square
                                      2005 Market Street
                                      Suite 1200
                                      Philadelphia, PA 19103

                                                                    Percentage
      Name of Fund and Class          Name and Address of Owner    of Ownership
      ----------------------          -------------------------    ------------
                                      MLPF&S For The Benefit of       14.40%
                                      its Customers
                                      Attn: Fund Admin. Sec
                                      97E84
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
                                      TTEE Thomas-Sims TRT DTD 3      10.50%
                                      23
                                      92 TTEE P. Douglas Sims
                                      P.O. Box 5029
                                      Incline Village, NV 89450
                                      PaineWebber For The             10.06%
                                      Benefit of  James T.
                                      Granbery Jr.
                                      4335 Estes Road
                                      Nashville, TN 37215-3107
      High Yield--B                   MLPF&S For The Benefit of       22.49%
                                      its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
                                      NFSC FEBO W23-03442B             6.28%
                                      Felice B. Bain
                                      3703 Plum Glen Court
                                      Houston, TX 77059
      High Yield--C                   MLPF&S For The Benefit of       45.08%
                                      its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
                                      Sue N. Hoffman                  12.14%
                                      10 Berrywood Rd.
                                      Malvern, PA 19355-2804
                                      John H. Hoffman, 3RD            11.16%
                                      10 Berrywood Rd.
                                      Malvern, PA 19355-2804
                                      Jean F. Weldon                   9.01%
                                      5115 36th Street West
                                      Bradenton, FL 34210

                                                                    Percentage
      Name of Fund and Class          Name and Address of Owner    of Ownership
      ----------------------          -------------------------    ------------
                                      Prudential Securities Inc.       5.62%
                                      FBO
                                      Mr. Samuel Charlson
                                      9225 Collins Ave. Apt. 301
                                      Surfside, FL 33154-3038
      High Yield--R                   The John Nuveen Company         35.16%
                                      FBO High Yield Municipal
                                      Bond CL R--Seed Money
                                      Attn: Darlene Cramer
                                      333 W. Wacker Drive
                                      Chicago, IL 60606
                                      Frank Letteri and                8.30%
                                      Nancy J. Letteri
                                      7693 Canyon Court
                                      Gurnee, IL 60031-5163
                                      Daniel S. Gordon                 5.30%
                                      6217 S. Country Club Dr.
                                      Oklahoma City, OK 73159-
                                      1827
                                      Leonard J. Zimmer                5.22%
                                      Leonard J. Zimmer Trust
                                      711 11th Street
                                      East Grand Forks, MN
                                      56721-1429
                                      Vickie N. Cable                  5.12%
                                      4501 Trapline Circle
                                      Anchorage, AK 99516-1541

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund and the High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .5000%
For the next $125 million........................................     .4875%
For the next $250 million........................................     .4750%
For the next $500 million........................................     .4625%
For the next $1 billion..........................................     .4500%
For net assets over $2 billion...................................     .4250%

  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .4500%
For the next $125 million........................................     .4375%
For the next $250 million........................................     .4250%
For the next $500 million........................................     .4125%
For the next $1 billion..........................................     .4000%
For net assets over $2 billion...................................     .3750%

  The High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .6000%
For the next $125 million........................................     .5875%
For the next $250 million........................................     .5750%
For the next $500 million........................................     .5625%
For the next $1 billion..........................................     .5500%
For assets over $2 billion.......................................     .5250%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.

  For the last three fiscal years, the Funds paid net management fees to Nuveen Advisory as follows:

                           Management Fees Net of Expense  Fee Waivers and Expense
                                 Reimbursement Paid            Reimbursements
                                 to Nuveen Advisory         from Nuveen Advisory
                                 for the Year Ended          for the Year Ended
                          -------------------------------- -----------------------
                           4/30/98    4/30/99    4/30/00   4/30/98 4/30/99 4/30/00
                          ---------- ---------- ---------- ------- ------- -------
Nuveen High Yield
 Municipal Bond Fund*...         N/A        N/A        --      N/A    N/A   96,261
Nuveen All-American
 Municipal Bond Fund....   1,429,247  1,754,138  1,938,717     --  33,793      --
Nuveen Insured Municipal
 Bond Fund..............   3,921,179  4,052,926  3,865,869     --     --       --
Nuveen Intermediate
 Duration Municipal Bond
 Fund...................  13,208,603 13,391,083 12,494,246     --     --       --
Nuveen Intermediate
 Municipal Bond Fund....     113,797    203,806    113,586 109,859 80,657  190,184
Nuveen Limited Term
 Municipal Bond Fund....   2,018,209  2,193,990  2,222,621     --     --       --

--------

  *Fund commenced operations on June 7, 1999.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, and is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,300,000 individuals have invested to date in Nuveen's funds and Defined Portfolios. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 20%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                        cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.2% (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the left hand column.

                                                     As of April 30, 2000
                                               --------------------------------
                                                30-
                                                day   Federal      Taxable
                                               Yield Tax Rate* Equivalent Yield
                                               ----- --------- ----------------
      Nuveen High Yield Municipal Bond Fund
        Class A Shares.......................  6.57%   39.6%        10.88%
        Class B Shares.......................  6.10%   39.6%        10.10%
        Class C Shares.......................  6.31%   39.6%        10.45%
        Class R Shares.......................  7.07%   39.6%        11.71%
      Nuveen All-American Municipal Bond Fund
        Class A Shares.......................  5.18%   39.6%         8.58%
        Class B Shares.......................  4.65%   39.6%         7.70%
        Class C Shares.......................  4.85%   39.6%         8.03%
        Class R Shares.......................  5.61%   39.6%         9.29%
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................  4.54%   39.6%         7.52%
        Class B Shares.......................  3.99%   39.6%         6.61%
        Class C Shares.......................  4.19%   39.6%         6.94%
        Class R Shares.......................  4.94%   39.6%         8.18%
      Nuveen Intermediate Duration Municipal
       Bond Fund
        Class A Shares.......................  4.70%   39.6%         7.78%
        Class B Shares.......................  4.16%   39.6%         6.89%
        Class C Shares.......................  4.36%   39.6%         7.22%
        Class R Shares.......................  5.12%   39.6%         8.48%
      Nuveen Intermediate Municipal Bond Fund
        Class A Shares.......................  4.82%   39.6%         7.98%
        Class C Shares.......................  4.42%   39.6%         7.32%
        Class R Shares.......................  5.18%   39.6%         8.58%
      Nuveen Limited Term Municipal Bond Fund
        Class A Shares.......................  4.52%   39.6%         7.48%
        Class C Shares.......................  4.29%   39.6%         7.10%
        Class R Shares.......................  4.84%   39.6%         8.01%

--------
*These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Nuveen Intermediate Duration Municipal Bond Fund, the Nuveen Insured Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund and the Nuveen All-American Municipal Bond Fund; the maximum sales charge for Class A Shares of 3.0% for the Nuveen Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Nuveen Limited Term Municipal Bond Fund, were as follows:

                                                        April 30, 2000
                                                      Distribution Rates
                                                -------------------------------
                                                Class A Class B Class C Class R
                                                ------- ------- ------- -------
      Nuveen High Yield Municipal Bond Fund....  5.93%   5.43%   5.62%   6.38%
      Nuveen All-American Municipal Bond Fund..  5.23%   4.70%   4.88%   5.63%
      Nuveen Insured Municipal Bond Fund.......  5.00%   4.46%   4.62%   5.41%
      Nuveen Intermediate Duration Municipal
       Bond Fund...............................  4.84%   4.31%   4.45%   5.25%
      Nuveen Intermediate Municipal Bond Fund..  4.84%     N/A   4.38%   5.16%
      Nuveen Limited Term Municipal Bond Fund..  4.52%     N/A   4.29%   4.88%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               Inception Dates
                                                              ------------------
      Nuveen High Yield Municipal Bond Fund
        Class A Shares.......................................       June 7, 1999
        Class B Shares.......................................       June 7, 1999
        Class C Shares.......................................       June 7, 1999
        Class R Shares.......................................       June 7, 1999
      Nuveen All-American Municipal Bond Fund
        Class A Shares.......................................    October 3, 1988
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................       June 2, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Nuveen Intermediate Duration Municipal Bond Fund
        Class A Shares.......................................      June 13, 1995
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................      June 13, 1995
        Class R Shares.......................................  November 29, 1976
      Nuveen Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Funds' average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 2000, and for the period from inception through April 30, 2000, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                                  Annual Total Return
                                        ---------------------------------------
                                                                        From
                                        One Year Five Years Ten Years Inception
                                         Ended     Ended      Ended    through
                                         April   April 30,  April 30, April 30,
                                        30, 2000    2000      2000      2000
                                        -------- ---------- --------- ---------
      Nuveen High Yield Municipal Bond
       Fund*
        Class A Shares................      N/A      N/A        N/A       N/A
        Class B Shares................      N/A      N/A        N/A       N/A
        Class C Shares................      N/A      N/A        N/A       N/A
        Class R Shares................      N/A      N/A        N/A       N/A
      Nuveen All-American Municipal
       Bond Fund
        Class A Shares................   -8.49%    4.55%      6.94%     6.94%
        Class B Shares................   -8.83%    4.60%      6.92%     6.93%
        Class C Shares................   -5.02%    4.89%      6.81%     6.75%
        Class R Shares................   -4.29%    5.61%      7.48%     7.41%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares................   -6.30%    4.34%      6.45%     6.36%
        Class B Shares................   -6.65%    4.32%      6.28%     6.25%
        Class C Shares................   -2.64%    4.63%      6.13%     5.92%
        Class R Shares................   -1.94%    5.48%      7.13%     6.93%
      Nuveen Intermediate Duration
       Municipal Bond Fund
        Class A Shares................   -6.14%    4.32%      5.91%     6.40%
        Class B Shares................   -6.51%    4.30%      5.78%     6.34%
        Class C Shares................   -2.71%    4.55%      5.63%     5.83%
        Class R Shares................   -1.93%    5.44%      6.61%     6.85%
      Nuveen Intermediate Municipal
       Bond Fund
        Class A Shares................   -5.10%    4.74%        N/A     5.40%
        Class C Shares................   -2.72%    4.84%        N/A     5.26%
        Class R Shares................   -1.91%    5.50%        N/A     5.90%
      Nuveen Limited Term Municipal
       Bond Fund
        Class A Shares................   -3.06%    3.93%      5.48%     5.73%
        Class C Shares................   -0.82%    4.11%      5.41%     5.61%
        Class R Shares................   -0.35%    4.57%      5.80%     5.99%

--------

   * Fund commenced operations on June 7, 1999.

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Funds' cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods ended April 30, 2000, and for the period since inception through April 30, 2000, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                              Cumulative Total Return
                                      ----------------------------------------
                                                                       From
                                      One Year  Five Years Ten Years Inception
                                        Ended     Ended      Ended    through
                                      April 30, April 30,  April 30, April 30,
                                        2000       2000      2000      2000
                                      --------- ---------- --------- ---------
      Nuveen High Yield Municipal
       Bond Fund*
        Class A Shares...............     N/A        N/A        N/A    -6.79%
        Class B Shares...............     N/A        N/A        N/A    -8.01%
        Class C Shares...............     N/A        N/A        N/A    -4.09%
        Class R Shares...............     N/A        N/A        N/A    -2.50%
      Nuveen All-American Municipal
       Bond Fund
        Class A Shares...............  -8.49%     24.95%     95.61%   117.38%
        Class B Shares...............  -8.83%     25.20%     95.24%   117.26%
        Class C Shares...............  -5.02%     26.96%     93.33%   112.95%
        Class R Shares...............  -4.29%     31.39%    105.80%   128.65%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares...............  -6.30%     23.69%     86.86%   127.94%
        Class B Shares...............  -6.65%     23.56%     83.91%   124.80%
        Class C Shares...............  -2.64%     25.39%     81.31%   115.50%
        Class R Shares...............  -1.94%     30.54%     99.05%   144.77%
      Nuveen Intermediate Duration
       Municipal Bond Fund
        Class A Shares...............  -6.14%     23.56%     77.55%   327.52%
        Class B Shares...............  -6.51%     23.44%     75.39%   322.22%
        Class C Shares...............  -2.71%     24.89%     72.96%   276.67%
        Class R Shares...............  -1.93%     30.31%     89.68%   372.06%
      Nuveen Intermediate Municipal
       Bond Fund
        Class A Shares...............  -5.10%     26.08%        N/A    49.22%
        Class C Shares...............  -2.72%     26.66%        N/A    47.78%
        Class R Shares...............  -1.91%     30.71%        N/A    54.76%
      Nuveen Limited Term Municipal
       Bond Fund
        Class A Shares...............  -3.06%     21.28%     70.47%   100.96%
        Class C Shares...............  -0.82%     22.32%     69.37%    98.24%
        Class R Shares...............  -0.35%     25.03%     75.68%   107.20%

--------

   * Fund commenced operations on June 7, 1999.

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 2000, the annual taxable equivalent total return for the Nuveen Intermediate Duration Municipal Bond Fund's Class R Shares for the ten-year period ended April 30, 2000, was 10.42%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 2000 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

      Net Asset Value per share......................................... $10.35
      Per Share Sales Charge--4.20% of public offering price (4.35% of
       net asset value per share).......................................    .45
                                                                         ------
      Per Share Offering Price to the Public............................ $10.80

  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free at (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized
    Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
   any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either
   (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate

   $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

  Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.
  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions caused by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

  You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186.

Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value. All shares may be exchanged for shares of any Nuveen Money market fund.

  If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

  The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

  The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

  If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 2000 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen were as follows (all figures are to the nearest thousand):

                                 Year Ended               Year Ended               Year Ended
                               April 30, 2000           April 30, 1999           April 30, 1998
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
Fund                      Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen High Yield
 Municipal Bond Fund*...       32            1          N/A         N/A         N/A          N/A
Nuveen All-American
 Municipal Bond Fund....      337          --         1,294          67         586           56
Nuveen Insured Municipal
 Bond Fund..............      229          --           567          66         563           86
Nuveen Intermediate
 Duration Municipal Bond
 Fund...................      278           19          579          76         738           98
Nuveen Intermediate
 Municipal Bond Fund....       14          --           148          25          92           15
Nuveen Limited Term
 Municipal Bond Fund....      136          --           624          86         367           10

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   * Fund commenced operations on June 7, 1999.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended April 30, 2000, 100% of service fees and distribution fees were paid out as compensation to authorized dealers.

                                                     Compensation Paid to
                                                 Authorized Dealers During the
                                                   Year Ended April 30, 2000
                                                 -----------------------------
      Nuveen High Yield Municipal Bond Fund*
        Class A.................................           $  4,699
        Class B.................................           $ 10,344
        Class C.................................           $  5,352
      Nuveen All-American Municipal Bond Fund
        Class A.................................           $570,660
        Class B.................................           $330,182
        Class C.................................           $564,143
      Nuveen Insured Municipal Bond Fund
        Class A.................................           $222,309
        Class B.................................           $149,035
        Class C.................................           $ 83,159
      Nuveen Intermediate Duration Municipal
       Bond Fund
        Class A.................................           $240,723
        Class B.................................           $110,946
        Class C.................................           $ 55,072
      Nuveen Intermediate Municipal Bond Fund
        Class A.................................           $ 99,500
        Class C.................................           $ 77,089
      Nuveen Limited Term Municipal Bond Fund
        Class A.................................           $846,325
        Class C.................................           $487,057

--------

*  Fund commenced operations on June 7, 1999.

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting and portfolio accounting services.

  The Fund's transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                              Long Term Debt

  An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

    1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. Nature of and provisions of the obligation;

    3. protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA

   Debt rated "AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

   Debt rated "AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A

   Debt rated "A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB

   Debt rated "BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

  Debt rated "BB,' "B,' "CCC,' "CC' and "C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. "BB' indicates the least degree of speculation and "C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB

   Debt rated "BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-' rating.

B

   Debt rated "B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB' or "BB-' rating.

CCC

   Debt rated "CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

   The "CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B' or "B-' rating.

CC

   The rating "CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC' debt rating.

C

   The rating "C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-' debt rating. The "C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

   The rating "CI' is reserved for income bonds on which no interest is being paid.

D

   Debt rated "D' is in payment default. The "D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or Minus (-): the ratings from "AA' to "CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L

   The letter "L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter "L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR

   Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                             Commercial Paper

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1

   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3

   Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

   Issues rated "B" are regarded as having only speculative capacity for timely payment.

C

   This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

   Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

  Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                              Long Term Debt

Aaa

   Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa

   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

   Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

   Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

   Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca

   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

   Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                             Commercial Paper

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

  --Leading market positions in well-established industries.

  --High rates of return on funds employed.

  --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  --Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.


  On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                              Long Term Debt

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA

   Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

   Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A

   Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

   Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB

   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B

   Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC

   Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC

   Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C

   Bonds are in imminent default in payment of interest or principal.

DDD DD and D

   Bonds are in default on interest and/or principal payments. Such bonds DD are extremely speculative and should be valued on the basis of their and D ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                               Short-Term Ratings

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

   Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

   Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

   Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3

   Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B

   Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C

   High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D

   Default Issues assigned this rating are in actual or imminent payment default.



  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S.

Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                    VAI-NAT 8-00

NUVEEN
   Investments

Municipal Bond
Funds

        ANNUAL REPORT APRIL 30, 2000

        Dependable, tax-free income to help you keep more of what you earn.

[PHOTOS APPEAR HERE]
INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Intermediate Duration Municipal Bond Fund
Insured Municipal Bond Fund

     Contents
1    Dear Shareholder
3    From the Portfolio Managers' Perspective
     Nuveen Intermediate Duration Municipal Bond
     Fund Spotlight
8    Nuveen Insured Municipal Bond
     Fund Spotlight
9    Portfolio of Investments
28   Statement of Net Assets
29   Statement of Operations
30   Statement of Changes in Net Assets
31   Notes to Financial Statements
37   Financial Highlights
39   Report of Independent Public Accountants
40   Building a Better Portfolio
41   Fund Information
              Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger appears here]

Timothy R. Schwertfeger
Chairman of the Board

As personal wealth continues to grow at an ever-increasing rate, people are realizing the power of their investments to do good and to make a difference in their families and communities now and for generations to come.

Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams -- the things that matter most to you and how you can make them happen -- or make them better.


Through a well-crafted financial plan, you have the chance to shape future generations -- to broaden your sphere of influence -- to leave your legacy.


As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality -- for yourself and future generations.

Family Wealth Management Too often, family wealth management is thought of in one dimension -- as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.

     We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.

A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices -- choices that affect not only your loved ones today, but those your legacy will touch in the future.

     Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interests at heart.





                                                           Annual Report  page 1

     In addition, we believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs.

     In fact, you may be reading this report at the suggestion of your financial advisor. We've prepared the following interview to let you know what the investment and research management teams have done during your fund's fiscal period.

     For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
June 16, 2000




Annual Report  page 2

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
NUVEEN INSURED MUNICIPAL BOND FUND

From the Portfolio Managers' Perspective

A rising interest rate backdrop muted municipal bond returns during the 12 months ended April 30, 2000. Tom Spalding, portfolio manager of Nuveen Intermediate Duration Municipal Bond Fund and Steve Krupa, portfolio manager of Nuveen Insured Municipal Bond Fund, discuss the economic environment in which the funds participated, as well as their funds' performance and key investment strategies.

Q What factors determined the municipal bond market's performance during the 12-month fiscal period ended April 30, 2000?

Tom Persistent inflation worries and rising interest rates put pressure on nearly all bonds, including municipal securities. The Federal Reserve Board (the Fed) raised short-term interest rates five times over the past year by a total of 125 basis points (1.25 percentage points) in an attempt to curb economic growth and stifle inflationary pressures. Bond yields moved higher in response to climbing rates, and bond prices -- which move opposite their yields -- generally declined. (The Fed raised short-term interest rates a sixth time after the fund's fiscal year ended -- bringing the short-term interest rate to 6.50%.)

Steve Rising interest rates had a mixed effect on municipal bond supply and demand, which also was a key determinant in municipal bond performance. Supply dwindled as fewer municipal issuers found it economically advantageous to refinance older debt as interest rates rose.

     In addition, many municipal issuers enjoyed budget surpluses thanks to the overall strength of national, regional and local economies. As a result of their diminished need for financing, many issuers cut back on issuing new debt.

     Demand, unfortunately, remained rather spotty throughout the year. Initially, investors gravitated to the red-hot stock market, generally avoiding fixed income securities in the process.

     When the stock market cooled in the early months of 2000 and municipal bond yields rose to 6%, demand for municipals was stronger. The municipal bond market performed better in the first quarter due to increased demand from individual investors who wished to balance their portfolios with more fixed income investments.


Performance figures are quoted for Class A shares at net asset value. Comments cover the fiscal 12-month period ended April 30, 2000. The views expressed reflect those of the portfolio management team and are subject to change at any time, based on market and other conditions.

                                                           Annual Report  page 3

Q  How did Nuveen Intermediate Duration Municipal Bond Fund perform?

TOM For the 12-month period ended April 30, 2000, the total return for Class A shares at net asset value was -2.02%. The fund outperformed the Lipper General Municipal Debt category, which returned -3.31%, but underperformed the Lehman Brothers Municipal Bond Index, which returned 0.92%.*
     Shareholders in the 31% federal income tax bracket would have had to earn a total return of 0.14% on a taxable investment to have earned the equivalent of their fund's tax-exempt total return for the one-year period.
     As of April 30, 2000, the fund's SEC 30-day yield was 4.91%. For investors in the 31% federal income tax bracket, that is equivalent to a yield of 7.12% on a taxable investment.

Q What key strategies did you and your team use in managing the fund during the year?

TOM Maintaining a competitive distribution yield was a key focus for us. In an effort to achieve that goal, we remained fully invested in intermediate- and long-term bonds. They generally offered higher yields than shorter-term securities and helped the fund optimize its tax-exempt dividend.
      Rising market interest rates and bond yields also presented us with some attractive opportunities to trade older, lower-coupon bonds for current, high-coupon bonds. A good example of this type of opportunity occurred when we sold some bonds issued by New York City and replaced them with bonds issued by Illinois Health.
      In making those and other trades, we looked for opportunities to improve the fund's call protection. That provides a measure of protection against having to surrender a high-yielding bond to the issuer before maturity.
      We also continued to focus on higher quality bonds, holding roughly 79% of the portfolio in AAA/U.S. guaranteed or AA-rated bonds.

Q Which bonds performed well during the past year? Which holdings were disappointments?

Tom Bonds that were refunded or bought back by their issuers performed particularly well. Recently, for example, we sold back our holdings in bonds issued by the Intermountain Power Agency at a significant premium over market prices. We invested the proceeds from the sale into bonds that had lower duration--or reduced interest-rate sensitivity--and had yields that were higher than those sold.



INTERMEDIATE DURATION

-------------------------------------------
 Top Five Sectors
-------------------------------------------

        Utilities                       22%
        U.S. Guaranteed                 17%
        Healthcare                      16%
        Tax Obligation (Limited)        10%
        Water and Sewer                  8%


INTERMEDIATE DURATION

-------------------------------------------
 Bond Credit Quality
-------------------------------------------

[PIE CHART APPEARS HERE]
        AAA/U.S.
        Guaranteed                      45%
        AA                              34%
        A                               11%
        BBB/NR                          10%

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

     * The Lipper Peer Group returns represent the total return of the 274 funds in the Lipper General Municipal Debt Funds category for the period from May 1, 1999, through April 30, 2000. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

        The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses.

ANNUAL REPORT  page 4

     Healthcare bonds, on the other hand, were disappointing throughout most of the past 12 months. Reduced Medicare payments and heightened competition weighed heavily on hospitals and other healthcare facilities. We take a very selective approach, concentrating on those hospitals that we believe can thrive in response to increased competition.


Q Turning to you, Steve, how did Nuveen Insured Municipal Bond Fund perform during this fiscal period?

STEVE For the 12-month period ended April 30, 2000, the total return for Class A shares at net asset value was -2.19%. The fund outperformed the Lipper
General Municipal Debt category, which returned -3.12%, but underperformed the Lehman Brothers Insured Municipal Bond Index, which returned -1.65%.**
     Shareholders in the 31% federal income tax bracket would have had to earn a total return of 0.04% on a taxable investment to have earned the equivalent of their fund's tax-exempt total return for the 12-month period.
     As of April 30, 2000, the fund's SEC 30-day yield was 4.74%. For investors in the 31% federal income tax bracket, that is equivalent to a yield of 6.87% on a taxable investment.

Q To what do you attribute the fund's performance and what were your key strategies?

STEVE Through our active management discipline, we took advantage of opportunities that rising interest rates and higher bond yields afforded us. For example, we added value by executing tax loss swaps, selling bonds at a loss in order to buy higher-yielding bonds. As rates rose, prices on some of the fund's holdings fell. When we sold several of the fund's holdings, tax losses were incurred.
     These tax loss trades had two benefits for the fund. First, the realized tax loss can be used to offset realized capital gains for up to eight years. Furthermore, they helped increase tax-exempt income to the fund. In one such swap in the first quarter of 2000, we sold New York City Water bonds and captured a tax loss and then bought New York City Urban Development Corporation bonds, which provided additional tax-free income.





INSURED

-------------------------------------------
 Top Five Sectors
-------------------------------------------

        U.S. Guaranteed                 35%
        Healthcare                      17%
        Tax Obligation (Limited)        12%
        Tax Obligation (General)         7%
        Housing (Single Family)          7%

INSURED

-------------------------------------------
 Bond Credit Quality
-------------------------------------------

[PIE CHART APPEARS HERE]

        Insured                         66%
        Insured and U.S.
         Guaranteed                     31%
        U.S. Guaranteed                  3%

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

     **    The Lipper Peer Group returns represent the total return of the 49 funds in the Lipper Insured Municipal Debt Funds category for the period from May 1, 1999, through April 30, 2000. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

     The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses.

                                                           ANNUAL REPORT  page 5

Q  Where else did you find value?

STEVE We found particular value in the insured specialty sector. A specialty state is a state with high state income taxes, such as California and New York. Normally, municipal bonds issued in these states are more expensive than the national norm (and, therefore, offer lower yields) because of the increased demand for these bonds from income-tax payers in that state.
     In the final three months of 1999, however, new issue supply was large and issuers in several specialty states had to offer their bonds at yields comparable to national municipal bonds. We took advantage of this unusual market dynamic to purchase several specialty state bonds for the fund.
     As supply abated in the first quarter of 2000 and the availability of bonds became more limited, specialty state bonds generally performed well.

Q  What is your outlook for the coming months?

STEVE From a historical perspective, municipals are priced attractively relative to their Treasury counterparts. (Of course, Treasuries are backed by the full faith and credit of the U.S. government.) To the extent that investors seek out value in the bond market, municipals could benefit.

TOM In addition to Federal Reserve policy, the near term outlook for municipals will be influenced by the level of new issuance in the market. Our view is that the municipal market could continue to be bolstered by diminished supply, as long as demand remains constant or improves.

ANNUAL REPORT  page 6

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000

--------------------------------------------------------------------------------
 Quick Facts
--------------------------------------------------------------------------------

                       A Shares        B Shares         C Shares        R Shares
NAV                       $8.91           $8.91            $8.90           $8.91
Latest Monthly
 Dividend*              $0.0375         $0.0320          $0.0330         $0.0390
Fund Symbol               NMBAX           NUMBX              N/A           NUVBX
CUSIP                 67065Q202       67065Q103        67065Q301       67065Q400
Inception Date             6/95            2/97             6/95           11/76
*Paid May 1, 2000

--------------------------------------------------------------------------------
 Total Returns as of 4/30/00 (Annualized)/+/
--------------------------------------------------------------------------------

                      A Shares               B Shares       C Shares   R Shares
                   NAV       Offer     W/O CDSC     W/CDSC     NAV        NAV
1-Year           -2.02%      -6.14%     -2.78%      -6.51%   -2.71%     -1.93%
1-Year TER*       0.14%      -4.07%     -0.97%      -4.69%   -0.81%      0.31%
5-Year            5.21%       4.32%      4.47%       4.30%    4.55%      5.44%
5-Year TER*       7.52%       6.61%      6.43%       6.27%    6.56%      7.84%
10-Year           6.37%       5.91%      5.78%       5.78%    5.63%      6.61%
10-Year TER*      8.86%       8.40%      8.01%       8.01%    7.80%      9.22%

--------------------------------------------------------------------------------
 Total Returns as of 3/31/00 (Annualized)/+/
--------------------------------------------------------------------------------

                      A Shares               B Shares       C Shares   R Shares
                   NAV       Offer     W/O CDSC     W/CDSC     NAV        NAV
1-Year           -1.17%      -5.32%     -1.93%      -5.69%    -1.75%    -0.86%
5-Year            5.38%       4.47%      4.64%       4.47%     4.71%     5.63%
10-Year           6.35%       5.90%      5.77%       5.77%     5.62%     6.61%

+ Class R shares returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

--------------------------------------------------------------------------------
 Tax-Free Yields
--------------------------------------------------------------------------------

                              A Shares        B Shares      C Shares    R Shares
                            NAV     Offer        NAV           NAV         NAV
SEC 30-Day Yield           4.91%    4.70%       4.16%         4.36%       5.12%
Taxable Equivalent Yield   7.12%    6.81%       6.03%         6.32%       7.42%

--------------------------------------------------------------------------------
Index Comparison/[_]/
--------------------------------------------------------------------------------
                         [MOUNTAIN CHART APPEARS HERE]

            Nuveen Intermediate      Nuveen Intermediate      Lehman Brothers
           Duration Fund (Offer)     Duration Fund (NAV)    Municipal Bond Index
           ---------------------     -------------------    --------------------
4/1990            $ 9,580                  $10,000                $10,000
4/1991            $10,589                  $11,054                $11,149
4/1992            $11,552                  $12,059                $12,209
4/1993            $12,711                  $13,268                $13,754
4/1994            $12,942                  $13,510                $14,050
4/1995            $13,777                  $14,381                $14,985
4/1996            $14,641                  $15,283                $16,176
4/1997            $15,647                  $16,333                $17,398
4/1998            $17,055                  $17,803                $19,016
4/1999            $18,127                  $18,922                $20,337
4/2000            $17,761                  $18,540                $20,150

     --Nuveen Intermediate Duration Fund (Offer) $17,761
     --Nuveen Intermediate Duration Fund (NAV)   $18,540
     --Lehman Brothers Municipal Bond Index      $20,150

--------------------------------------------------------------------------------
  Portfolio Statistics
--------------------------------------------------------------------------------
Total Net Assets                                               $2,630.4 million
Average Effective Maturity                                          15.87 years
Weighted Average Modified Duration                                         6.96

      Nuveen Intermediate Duration Fund (Offer) $17,761
      Nuveen Intermediate Duration Fund (NAV) $18,540
      Lehman Brothers Muncipal Bond Index $20,150

/[_]/The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
 Terms To Know
--------------------------------------------------------------------------------

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond A bond issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

                                                           ANNUAL REPORT  page 7

NUVEEN INSURED MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000

--------------------------------------------------------------------------------
 Quick Facts
--------------------------------------------------------------------------------

                           A Shares        B Shares      C Shares      R Shares
                           --------        --------      --------      --------
NAV                          $10.35          $10.35        $10.26        $10.31
Latest Monthly Dividend*    $0.0450         $0.0385       $0.0395       $0.0465
Fund Symbol                   NMBIX           NMBBX         NMBKX         NITNX
CUSIP                     67065Q509       67065Q608     67065Q707     67065Q806
Inception Date                 9/94            2/97          9/94         12/86
*Paid May 1, 2000

--------------------------------------------------------------------------------
 Total Returns as of 4/30/00 (Annualized)/+/
--------------------------------------------------------------------------------

                   A Shares             B Shares         C Shares     R Shares
                 NAV     Offer     W/O CDSC    W/ CDSC      NAV          NAV
                 ---     -----     --------    -------      ---          ---
1-Year          -2.19%   -6.30%     -2.94%     -6.65%      -2.64%       -1.94%
1-Year TER*      0.04%   -4.17%     -1.05%     -4.76%      -0.67%        0.37%
5-Year           5.25%    4.34%      4.49%      4.32%       4.63%        5.48%
5-Year TER*      7.56%    6.63%      6.45%      6.30%       6.65%        7.89%
10-Year          6.91%    6.45%      6.28%      6.28%       6.13%        7.13%
10-Year TER*     9.37%    8.90%      8.48%      8.48%       8.28%        9.70%

*Taxable Equivalent Return (Based on a federal income tax rate of 31%.)
--------------------------------------------------------------------------------
 Total Returns as of 3/31/00 (Annualized)/+/
--------------------------------------------------------------------------------

                   A Shares             B Shares         C Shares     R Shares
                 NAV     Offer     W/O CDSC    W/ CDSC      NAV          NAV
                 ---     -----     --------    -------      ---          ---
1-Year         -1.55%    -5.69%     -2.30%     -6.04%      -2.00%       -1.39%
5-Year          5.31%     4.41%      4.55%      4.38%       4.71%        5.54%
10-Year         6.80%     6.35%      6.17%      6.17%       6.02%        7.01%

+Class R shares returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

--------------------------------------------------------------------------------
 Tax-Free Yields
--------------------------------------------------------------------------------

                                    A Shares      B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV       NAV
                                 ---      -----      ---       ---       ---
SEC 30-Day Yield                4.74%     4.54%     3.99%     4.19%     4.94%
Taxable Equivalent Yield        6.87%     6.58%     5.78%     6.07%     7.16%

--------------------------------------------------------------------------------
 Index Comparison/[_]/
--------------------------------------------------------------------------------
                         [MOUNTAIN CHART APPEARS HERE]

                                              Nuveen Insured      Nuveen Insured
                      Lehman Brothers         Municipal Bond      Municipal Bond
                    Municipal Bond Index        Fund (NAV)         Fund (Offer)
                    --------------------        ----------         ------------
4/1990                    $10,000                $10,000             $ 9,580
4/1991                    $11,149                $11,160             $10,691
4/1992                    $12,209                $12,292             $11,775
4/1993                    $13,754                $13,956             $13,369
4/1994                    $14,050                $14,083             $13,492
4/1995                    $14,985                $15,106             $14,471
4/1996                    $16,176                $16,196             $15,516
4/1997                    $17,398                $17,186             $16,464
4/1998                    $19,016                $18,740             $17,953
4/1999                    $20,337                $19,944             $19,106
4/2000                    $20,150                $19,509             $18,689

   --Nuveen Insured Municipal Bond Fund (Offer) $18,689
   --Nuveen Insured Municipal Bond Fund (NAV)   $19,509
   --Lehman Brothers Municipal Bond Index       $20,150

--------------------------------------------------------------------------------
  Portfolio Statistics
--------------------------------------------------------------------------------
Total Net Assets                                                 $774.6 million
Average Effective Maturity                                          16.07 years
Weighted Average Modified Duration                                         7.14

/[_]/The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
 Terms To Know
--------------------------------------------------------------------------------

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond A bond issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

ANNUAL REPORT  page 8

Portfolio of Investments
Nuveen Intermediate Duration Municipal Bond Fund
April 30, 2000


   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama -- 0.9%
$      2,255   The Board of Trustees of Alabama, Agricultural and Mechanical University
                 Revenue Bonds, Series 1998, 5.000%, 11/01/25                                5/08 at 102         AAA     $1,955,739

       6,000   Birmingham-North Medical Clinic Board, Alabama, Carraway Methodist            1/01 at 102      N/R***      6,252,060
                 Medical Center, Refunding Revenue Bonds, Series 1991B, 8.000%,
                 7/01/15 (Pre-refunded to 1/01/01)

       7,000   City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series         1/08 at 102         AA-      5,730,900
                 1998-A, 4.750%, 1/01/29

      12,000   BMC Special Care Facilities Financing Authority of the City of Montgomery    11/08 at 101         AAA     10,123,320
                 (Alabama), Revenue Bonds, Series 1998-B (Baptist Health), 5.000%,
                 11/15/29
------------------------------------------------------------------------------------------------------------------------------------
               Alaska -- 0.4%

      10,935   Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds,      12/03 at 102         AAA     10,437,020
                 1990 Series A, 5.850%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
               Arizona -- 2.5%

      14,000   Arizona Health Facilities Authority, Revenue Bonds (Catholic Healthcare      No Opt. Call        BBB+     13,775,300
                 West), 1999 Series A, 6.125%, 7/01/09

       7,750   Arizona Board of Regents, Arizona State University, System Revenue            7/02 at 101          AA      7,839,900
                 Refunding Bonds, Series 1992-A, 5.750%, 7/01/12

      16,100   Salt River Project Agricultural Improvement and Power District, Arizona,      1/02 at 100          AA     15,298,864
                 Salt River Project Electric System Revenue Bonds, 1992 Series C, 5.500%,
                 1/01/28

       7,980   Salt River Project Agricultural Improvement and Power District, Arizona,      7/00 at 100          AA      7,785,288
                 Salt River Project Electric System Revenue Bonds, 1973 Series A, 5.000%,
                 1/01/10

      17,820   Salt River Project Agricultural Improvement and Power District, Electric      1/04 at 100          AA     15,499,836
                 System Revenue Refunding Bonds, 1993 Series C, 4.750%, 1/01/17

       6,000   The Industrial Development Authority of the City of Scottsdale, Arizona,      9/01 at 102         AAA      6,046,680
                 Hospital Revenue Refunding Bonds (Scottsdale Memorial Hospitals),
                 Series 1996A, 5.625%, 9/01/12
------------------------------------------------------------------------------------------------------------------------------------
               Arkansas -- 0.6%

       2,500   Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B     9/09 at 100         BBB      2,025,250
                 (Baxter County Regional Hospital), 5.625%, 9/01/28

      10,075   Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993,    7/03 at 102           A     10,214,640
                 6.000%, 7/01/06

       4,000   Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds        12/02 at 102        BBB-      3,493,720
                 (Entergy Arkansas, Inc. Project), Series 1997, 5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------
               California -- 13.8%

      21,220   California Health Facilities Financing Authority, Insured Health              7/04 at 102         AAA     20,033,590
                 Facility Refunding Revenue Bonds (Catholic Healthcare West),
                 1994 Series A, 5.000%, 7/01/14

               State of California, Department of Water Resources, Central Valley
               Project, Water System Revenue Bonds, Series L:
      15,515     5.700%, 12/01/16                                                        6/03 at 101 1/2          AA     15,626,708
       9,500     5.750%, 12/01/19                                                        6/03 at 101 1/2          AA      9,524,035
      12,250     5.500%, 12/01/23                                                        6/03 at 101 1/2          AA     11,772,495

      21,000   State of California, Department of Water Resources, Central Valley           12/03 at 101          AA     17,722,740
                 Project, Water System Revenue Bonds, Series M, 4.875%, 12/01/27

      12,000   State Public Works Board of the State of California, Lease Revenue           11/04 at 102         Aaa     13,291,320
                 Bonds (Department of Corrections), 1994 Series A (California State
                 Prison-Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

               Portfolio of Investments
               Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)
$     38,795   California Statewide Communities Development Authority, Certificates of       7/03 at 102          AA     $35,810,501
                 Participation, St. Joseph Health System Obligated Group, 5.500%, 7/01/23
      15,725   Central Joint Powers Health Financing Authority, Certificates of              2/03 at 102        Baa1      13,744,122
                 Participation, (Community Hospital of Central California), 5.250%, 2/01/13
       9,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties,       6/03 at 102         AAA       7,984,710
                 California), Water System Subordinated Revenue Refunding Bonds, Series
                 1993A, 5.000%, 6/01/21
      15,000   Foothill/Eastern Transportation Corridor Agency (California),                 1/07 at 100         AAA      15,985,650
                  Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                  (Pre-refunded to 1/01/07)
      17,040   Los Angeles Convention and Exhibition Center Authority, Lease Revenue Bonds,  8/03 at 102         AAA      16,653,362
                  1993 Refunding Series A, The City of Los Angeles (California),
                  5.125%, 8/15/13
      25,000   Department of Water and Power of the City of Los Angeles, California,        No Opt. Call         Aa3      25,209,750
                  Electric Plant Revenue Bonds, Issue of 2000, 5.000%, 2/15/02
      17,575   Department of Water and Power of the City of Los Angeles, California,         4/02 at 102       AA***      18,482,925
                  Water Works Revenue Bonds, Issue of 1992, 6.500%, 4/15/32
       6,000   The City of Los Angeles (California), Wastewater Refunding Bonds,             6/03 at 102         AAA       5,920,080
                  Series 1993-B, 5.700%, 6/01/23
      20,670   The City of Los Angeles (California), Wastewater System Revenue Bonds,       11/03 at 102         AAA      18,919,664
                  Series 1993-D,  5.200%, 11/01/21
      15,750   Los Angeles County Metropolitan Transportation Authority,                     7/03 at 102         AA-      15,878,993
                  Proposition A Sales Tax Revenue Refunding Bonds,
                  Series 1993-A, 5.500%, 7/01/13
               Los Angeles County Metropolitan Transportation Authority,
               Proposition C Sales Tax Revenue Second Senior Bonds, Series 1993-B:
      20,935   4.750%, 7/01/18                                                               7/03 at 102         AAA      18,777,020
       8,000   5.250%, 7/01/23                                                               7/03 at 102         AAA       7,332,880
      10,500   Los Angeles County Sanitation Districts Financing Authority,                 10/03 at 102          AA      10,528,875
                  Capital Projects Revenue Bonds, 1993 Series A
                  (Senior Ad Valorem Obligation Bonds), 5.375%, 10/01/13
      31,360   Los Angeles County Transportation Commission (California),                    7/02 at 102         Aaa      33,376,448
                  Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                  Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)
       5,000   The Metropolitan Water District of Southern California, Water Revenue Bonds,  7/02 at 102          AA       4,886,700
                  Issue of 1992, 5.500%, 7/01/19
      18,300   Sacramento County Sanitation Districts Financing Authority,                  12/03 at 102          AA      15,320,394
                  1993 Revenue Bonds, 4.750%, 12/01/23
       4,000   County of San Diego, California, Certificates of Participation,               9/09 at 101        Baa3       3,861,680
                  The Burnham Institute, 6.250%, 9/01/29
       8,050   The Regents of the University of California, Refunding Revenue Bonds          9/02 at 102         AAA       8,615,754
                  (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                  (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Colorado - 1.7%
      16,300   Colorado Housing and Finance Authority, Single-Family Housing Revenue        11/01 at 102         AAA      16,698,372
                  Refunding Bonds, 1991 Series A, 7.250%, 11/01/31
       8,500   City of Colorado Springs, Colorado, Utilities System Subordinate Lien        11/08 at 100          AA       7,034,090
                  Improvement Revenue Bonds, Series 1998A, 4.750%, 11/15/26
       6,845   City and County of Denver, Colorado, Airport System Revenue Bonds,           11/01 at 100         AAA       6,863,755
                  Series 1996D, 5.875%, 11/15/16
      10,000   City and County of Denver, Colorado, Airport System Revenue Bonds,           11/01 at 102        BBB+      10,527,400
                  Series 1991D, 7.750%, 11/15/21 (Alternative Minimum Tax)
      10,000   E-470 Public Highway Authority (Colorado), Senior Revenue Bonds,             No Opt. Call         AAA       2,745,200
                  Series 1997B, 0.000%, 9/01/21


   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.8%
$     25,050   Washington Convention Center Authority (Washington, D.C.),                   10/08 at 100         AAA    $ 20,388,696
                  Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 4.750%, 10/01/28
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.2%
      32,000   Hillsborough County Industrial Development Authority,                         5/02 at 103          AA      34,781,760
                  Pollution Control Revenue Refunding Bonds (Tampa Electric Company
                  Project), Series 1992, 8.000%, 5/01/22
      25,000   Orlando, Florida, Utilities Commission Water and Electric                    10/00 at 100         Aa2      21,776,250
                  Subordinated Revenue Bonds, Series 1989D, 5.000%, 10/01/23
       1,190   The Elderly Housing Corporation of Sarasota, Inc.                             7/00 at 103         N/R       1,229,056
                  (Elderly Housing Project for the Sarasota Housing Authority),
                  First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------------------------
               Guam - 0.1%
       2,000   Guam Power Authority, Revenue Bonds, 1999 Series A, 5.250%, 10/01/34         10/09 at 101         BBB       1,669,400
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Hawaii - 0.3%
       8,000   Department of Budget and Finance of the State of Hawaii, Special Purpose      7/01 at 102         AAA       8,428,720
                  Revenue Bonds,  Kapiolani Health Care System Obligated Group
                  (Pali Momi Medical Center Project),
                  Series 1991, 7.650%, 7/01/19 (Pre-refunded to 7/01/01)
------------------------------------------------------------------------------------------------------------------------------------
               Illinois - 18.5%
       7,880   City of Chicago, General Obligation Bonds, Project Series 1993,               1/04 at 102         AAA       7,301,450
                  5.250%, 1/01/18
      15,095   Chicago Metropolitan Housing Development Corporation,                         7/02 at 102          AA      15,710,423
                  Housing Development Revenue Refunding Bonds
                  (FHA-Insured Mortgage Loans - Section 8 Assisted Projects),
                  Series 1992B, 6.900%, 7/01/22
       7,965   City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding Series 1993,         1/03 at 101         AAA       7,256,673
                  5.000%, 1/01/16
       5,000   City of Chicago, O'Hare International Airport, Special Facility              11/00 at 102        Baa1       5,127,550
                  Revenue Bonds (American Airlines Inc. Project), Series 1990A, 7.875%,
                  11/01/25 (Alternative Minimum Tax)
      21,710   City of Chicago, O'Hare International Airport, General Airport                1/04 at 102         AAA      19,395,063
                  Second Lien Revenue Refunding Bonds,
                  1993 Series C, 5.000%, 1/01/18
      61,250   City of Chicago, O'Hare International Airport, General Airport                1/04 at 102          A+      54,819,363
                  Revenue Refunding Bonds 1993 Series A, 5.000%, 1/01/16
      22,335   City of Chicago, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15          11/06 at 102         AAA      20,491,469
      25,380   The County of Cook, Illinois, General Obligation Bonds, Series 1993A,        11/03 at 100         AAA      21,703,199
                  5.000%, 11/15/23
      17,300   DuPage Water Commission (DuPage, Cook and Will Counties, Illinois),           3/02 at 100         AAA      17,497,047
                  General Obligation Water Refunding Bonds, Series 1992, 5.750%, 3/01/11
      11,350   DuPage Water Commission (DuPage, Cook and Will Counties, Illinois),           5/03 at 102         Aa1      10,941,173
                  Water Refunding Revenue Bonds, Series 1993, 5.250%, 5/01/14
      17,075   Illinois Educational Facilities Authority, Revenue Refunding Bonds,           7/03 at 102         Aa1      16,386,195
                  The University of Chicago, Series 1993B, 5.600%, 7/01/24
      57,600   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A             8/04 at 102         AA+      56,192,256
                  (Northwestern Memorial Hospital), 6.000%, 8/15/24
       6,115   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993   10/03 at 102          A-       5,261,591
                  (Illinois Masonic Medical Center), 5.500%, 10/01/19
      10,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992             10/02 at 102         AAA      10,052,700
                  (Highland Park Hospital), 6.200%, 10/01/22
      34,120   Illinois Health Facilities Authority, Revenue Bonds, Series 1993             11/03 at 102         AAA      31,423,838
                  (Rush-Presbyterian-St. Luke's Medical Center Obligated Group),
                  5.500%, 11/15/25
       7,275   Illinois Health Facilities Authority, Revenue Bonds, Series 1994              3/04 at 102         AAA       7,599,392
                  (Southern Illinois Hospital Services), 5.850%, 3/01/14
                  (Pre-refunded to 3/01/04)

               Portfolio of Investments

               April 30, 2000

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)
$      3,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1998A            11/08 at 101         AAA     $ 2,530,710
                  (Rush-Presbyterian-St. Luke's Medical Center Obligated Group),
                  5.000%, 11/15/24
       8,000   Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds,     2/06 at 102         AAA       7,894,400
                  Series 1996 (Sinai Health System), 6.000%, 2/15/24
       9,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1999             11/09 at 101           A       8,432,100
                  (OSF Healthcare System), 6.250%, 11/15/29
      15,100   State of Illinois, General Obligation Bonds, Series of March 1992            10/02 at 102          AA      15,756,850
                  (Full Faith and Credit), 6.200%, 10/01/04
               State of Illinois, General Obligation Bonds, Series of August 1992
                  (Full Faith and Credit):
      14,750      5.875%, 6/01/10                                                            6/02 at 102          AA      15,071,108
       5,000      5.875%, 6/01/11                                                            6/02 at 102          AA       5,095,950
      10,000   State of Illinois, General Obligation Bonds, Series of April 1993             4/03 at 102          AA       9,934,100
                  (Full Faith and Credit), 5.700%, 4/01/18
      14,200   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),            6/03 at 102         AAA      13,247,038
                  Series S, 5.250%, 6/15/18
      15,315   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),            6/01 at 100         AAA      15,357,576
                  Series O, 6.000%, 6/15/18
               The Illinois State Toll Highway Authority, Toll Highway Priority
                  Revenue Bonds, 1992 Series A:
      20,000      6.450%, 1/01/13 (Pre-refunded to 1/01/03)                                  1/03 at 102      AA-***      21,070,000
       8,805      6.200%, 1/01/16 (Pre-refunded to 1/01/03)                                  1/03 at 102         AAA       9,234,772
      43,180   Metropolitan Pier and Exposition Authority (Illinois), McCormick              6/03 at 102         Aaa      45,843,342
                  Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/27
                  (Pre-refunded to  6/15/03)
       7,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry          6/03 at 102         AAA       7,812,525
                  and Will Counties, Illinois, General Obligation Refunding Bonds,
                  Series 1993B, 5.800%, 6/01/13: (Pre-refunded to 6/01/03)
      11,215   Forest Preserve District of Will County, Illinois, General                   No Opt. Call         AAA       3,696,240
                  Obligation Bonds, Series 1999B, 0.000%, 12/01/18
       1,515   The Elderly Housing Corporation of Zion, Illinois, Housing Development        9/00 at 101           A       1,538,089
                  Revenue Bonds (Dell-Zion Associates -- Section 8 Assisted Project),
                  Series 1978, 7.750%, 3/01/10
------------------------------------------------------------------------------------------------------------------------------------
               Indiana - 3.9%
      10,835   Duneland School Building Corporation, First Mortgage Bonds,                   8/07 at 101         AAA      11,133,613
                  Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07)
      11,590   Indiana Health Facilities Financing Authority, Hospital Revenue               9/02 at 102         AAA      11,817,975
                  Refunding Bonds, Series 1992A (Methodist Hospital of Indiana, Inc.),
                  5.750%, 9/01/11
      49,600   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds        11/05 at 100         Aaa      51,199,600
                  (Daughters of Charity), Series 1993, 5.750%, 11/15/22
                  (Pre-refunded to 11/15/05)
      10,100   Indiana State Office Building Commission, Correctional Facilities Program,   12/01 at 102      Aa2***      10,543,289
                  Revenue Bonds, Series 1991, 6.375%, 7/01/16 (Pre-refunded to 12/01/01)
       2,750   The Indianapolis Local Public Improvement Bond Bank, Series 1992 D Bonds,     2/03 at 102          AA       2,892,230
                  6.750%, 2/01/20
      12,500   The Indianapolis Local Public Improvement Bond Bank, Series 1993 A Bonds,     1/03 at 102         AAA      12,638,625
                  6.000%, 1/10/18
       2,300   Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds,   5/00 at 100      N/R***       2,510,749
                  Series 1978A, 7.125%, 11/15/21
------------------------------------------------------------------------------------------------------------------------------------
               Iowa - 0.3%
       3,815   City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital      7/02 at 100         AAA       4,022,803
                  Project), Series 1992, 6.625%, 7/01/14 (Pre-refunded to 7/01/02)
       2,575   Iowa Housing Finance Authority, Single Family Mortgage Bonds,                 8/00 at 100         Aaa       2,579,043
                  1977 Series A, 5.875%, 8/01/08

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 4.3%

$     34,500   County of Carroll, Kentucky, Collateralized Pollution Control Revenue         9/02 at 102          A1    $ 36,636,930
                 Bonds (Kentucky Utilities Company Project), 1992 Series A,
                 7.450%, 9/15/16

      27,420   Kenton County Airport Board (Commonwealth of Kentucky), Special Facilities    2/02 at 102        BBB-      27,806,622
                 Revenue Bonds, 1992 Series A (Delta Air Lines, Inc. Project),
                 7.125%, 2/01/21 (Alternative Minimum Tax)

         740   Kentucky Housing Corporation, Housing Revenue Bonds (FHA-Insured/VA           7/01 at 102         AAA         750,064
                 Guaranteed), 1991 Series A, 7.250%, 1/01/17

               Kentucky Housing Corporation, Housing Revenue Bonds (Federally Insured
               or Guaranteed  Mortgage Loans), 1993 Series B:
      17,600     5.300%, 7/01/10                                                            1/04 at 102         AAA      17,421,536
      13,400     5.400%, 7/01/14                                                            1/04 at 102         AAA      12,910,632

      16,980   The Turnpike Authority of Kentucky, Resource Recovery Road Revenue            7/00 at 100          A+      16,550,915
                 Refunding Bonds, 1987 Series A, 5.000%, 7/01/08
------------------------------------------------------------------------------------------------------------------------------------
               Maine - 0.9%

               Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
      13,650     5.650%, 11/15/20                                                           2/04 at 102          AA      13,030,700
      10,000     5.700%, 11/15/26                                                           2/04 at 102          AA       9,509,700
------------------------------------------------------------------------------------------------------------------------------------
               Maryland - 0.1%

       2,315   Community Development Administration, Maryland Department of Housing          1/07 at 102         Aa2       2,315,556
                 and Community Development, Housing Revenue Bonds, Series 1996A,
                 5.875%, 7/01/16
------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 2.1%

       5,000   Massachusetts Bay Transportation Authority, Certificates of Participation,    8/00 at 102         AAA       5,140,650
                 1990 Series A, 7.650%, 8/01/15 (Pre-refunded to 8/01/00)

               Massachusetts Water Resources Authority, General Revenue Refunding Bonds,
               1993 Series B:
      14,890     5.250%, 3/01/13                                                            3/03 at 102          A+      14,409,500
      10,795     5.000%, 3/01/22                                                            3/03 at 100          A+       9,377,293

               Massachusetts Water Resources Authority, General Revenue Bonds,
               1993 Series C:
      12,705     5.250%, 12/01/20 (Pre-refunded to 12/01/04)                               12/04 at 102         Aaa      13,059,597
      13,345     5.250%, 12/01/20                                                          12/04 at 102          A+      12,251,110
------------------------------------------------------------------------------------------------------------------------------------
               Michigan - 7.1%

      15,000   School District of the City of Detroit, Wayne County, Michigan, School        5/06 at 102         AAA      15,678,300
                 Building and Site Improvement Bonds (Unlimited Tax General Obligation),
                 Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)

      10,000   School District of the City of Detroit, Wayne County, Michigan, School        5/09 at 101         AAA       8,223,500
                 Building and Site Improvement Bonds (Unlimited Tax General Obligation),
                 Series 1998B, 4.750%, 5/01/28

      11,335   City of Grand Rapids, Michigan, Water Supply System Refunding Revenue         1/01 at 102         AAA      11,678,904
                 Bonds, Series 1991, 6.500%, 1/01/15

       3,370   Michigan Higher Education Facilities Authority, Limited Obligation            5/08 at 100          AA       3,035,595
                 Revenue and Revenue Refunding Bonds, Series 1998C
                 (Aquinas College Project), 5.125%, 5/01/16

      10,000   State Building Authority, State of Michigan, 1991 Revenue Refunding          10/01 at 102          AA      10,151,300
                 Bonds, Series I, 6.250%, 10/01/20

               State Building Authority, State of Michigan, 1998 Revenue Bonds
               Series I (Facilities Program):
      14,080     4.750%, 10/15/17                                                          10/09 at 100          AA      12,170,470
       8,650     4.750%, 10/15/21                                                          10/09 at 100          AA       7,258,042

       4,000   Michigan State Hospital Finance Authority, Revenue Bonds, Sisters of          2/01 at 102         Aaa       4,159,280
                 Mercy Health Corporation, Series 1991J, 7.000%, 2/15/21
                 (Pre-refunded to 2/15/01)

               Portfolio of Investments
               Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Michigan (continued)
               Michigan State Hospital Finance Authority, Hospital Revenue and Refunding
               Bonds (The Detroit Medical Center Obligated Group), Series 1993B:
$     19,585      5.750%, 8/15/13                                                            8/04 at 102        BBB-    $ 16,590,454
      69,575      5.500%, 8/15/23                                                            8/04 at 102        BBB-      53,015,454
       3,000   Michigan State Hospital Finance Authority Revenue Refunding Bonds            10/05 at 100         AAA       3,342,570
                  (Genesy's Health System Obligated Group), Series 1995A,
                  7.500%, 10/01/27 (Pre-refunded to 10/01/05)
      12,080   Michigan State Housing Development Authority, Rental Housing Revenue Bonds,   4/04 at 102         AAA      12,048,350
                  1994 Series B, 5.700%, 4/01/12
      15,600   State of Michigan, State Trunk Line Fund Bonds, Series 1992A,
                  5.500%, 10/01/21                                                          10/02 at 100          AA      15,323,880
      16,805   Hospital Finance Authority of the City of St. Joseph, Revenue                 1/04 at 102         AAA      15,623,272
                  Refunding Bonds (Mercy Memorial Medical Center Obligated Group),
                  Series 1993, 5.250%, 1/01/16
------------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 0.4%
       1,120   Minnesota Housing Finance Agency, Housing Development Bonds, 1977 Series A,   8/00 at 101          AA       1,131,021
                  6.250%, 2/01/20
       8,150   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D,        2/05 at 102         AAA       8,235,331
                  5.800%, 8/01/11
------------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.2%
       7,500   Mississippi Business Finance Corporation, Pollution Control                  10/03 at 102        BBB-       6,508,200
                  Revenue Refunding Bonds  (System Energy Resources, Inc. Project),
                  Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------
               Missouri - 0.4%
       3,650   The Industrial Development Authority of the City of Kansas City, Missouri,   11/08 at 102         N/R       3,045,122
                  Retirement Facility Refunding and Improvement Revenue Bonds,
                  Series 1998A (Kingswood Project),  5.800%, 11/15/17
       6,195   Missouri Housing Development Commission, Housing Development Bonds,           9/00 at 101         AA+       6,279,314
                  Series B 1979 (Federally Insured Mortgage Bonds), 7.000%, 9/15/22
------------------------------------------------------------------------------------------------------------------------------------
               Montana - 0.2%
       5,825   Montana Health Facility Authority, Health Care Revenue Bonds,                 6/06 at 102        BBB-       5,258,461
                  Series 1996 (Community Medical Center, Inc.), 6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 0.7%
      18,230   Consumer's Public Power District, Nebraska, Nuclear Facility Revenue          7/00 at 100          A+      18,228,724
                  Bonds, 1968 Series, 5.100%, 1/01/03
------------------------------------------------------------------------------------------------------------------------------------
               Nevada - 0.4%
       1,990   City of Henderson, Nevada, Local Improvement District No. T-4 (Green Valley   5/09 at 103         N/R       1,787,577
                  Properties), Senior  Limited Obligation Refunding Bonds, 1999 Series A,
                  5.900%, 11/01/18
       8,630   City of Reno, Nevada, Insured Hospital Revenue Bonds (St. Mary's              5/03 at 102         AAA       8,699,040
                  Regional Medical Center), Series 1993A, 5.800%, 5/15/13
------------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.3%
       8,500   The Industrial Development Authority of the State of New Hampshire,          12/01 at 103          A-       8,886,325
                  Pollution Control Revenue Bonds (Central Maine Power Company Project),
                  1984 Series B, 7.375%, 5/01/14
------------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.4%
      10,750   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds,        5/02 at 102          A+      11,279,330
                  1992 Series A, 6.950%, 11/01/13
------------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.2%
       5,000   City of Farmington, New Mexico, Pollution Control Refunding Revenue           4/01 at 102          A+       5,183,950
                  Bonds (Southern California Edison Company - Four Corners Project),
                  1991 Series A, 7.200%, 4/01/21

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               New York - 6.6%
$     11,190   Battery Park City Authority, Senior Revenue Refunding Bonds,                 11/03 at 102          AA    $ 10,473,952
                  Series 1993A, 5.000%, 11/01/13
       2,350   The City of New York, General Obligation Bonds, Fiscal 1996 Series C,        No Opt. Call          A-       2,425,459
                  6.000%, 8/15/04
       8,000   The City of New York, General Obligation Bonds, Fiscal 1994 Series D,     8/03 at 101 1/2          A-       8,088,240
                  5.750%, 8/15/11
       8,525   The City of New York, General Obligation Bonds, Fiscal 1992 Series C,     8/02 at 101 1/2         AAA       8,972,989
                  Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12
                  (Pre-refunded to 8/01/02)
       7,500   The City of New York, General Obligation Bonds, Fiscal 1996 Series G,        No Opt. Call          A-       7,712,025
                  5.900%, 2/01/05
      15,620   The City of New York, General Obligation Bonds, Fiscal 1997 Series E,     8/06 at 101 1/2          A-      15,887,571
                  6.000%, 8/01/16
      14,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series F,         2/05 at 101       A-***      15,034,740
                  6.625%, 2/15/25 (Pre-refunded to 2/15/05)
      10,770   The City of New York, General Obligation Bonds, Fiscal 1998 Series J,         8/08 at 101          A-      10,480,502
                  5.375%, 8/01/13
       4,000   The City of New York, General Obligation Bonds, Fiscal 1999 Series H,         3/09 at 101          A-       3,365,320
                  5.000%, 3/15/29
       8,600   New York City Municipal Water Finance Authority, Water and Sewer          6/02 at 101 1/2         Aa3       8,682,044
                  System Revenue Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17
       8,195   New York City Transitional Finance Authority, Future Tax Secured Bonds,       5/10 at 101          AA       8,436,998
                  Fiscal 2000 Series C,  5.875%, 11/01/14 (WI)
       3,050   Dormitory Authority of the State of New York, Insured Revenue Bonds           7/00 at 102         AAA       3,124,481
                  (Special Act School  Districts), 7.000%, 7/01/13
                  (Pre-refunded to 7/01/00)
       5,515   Dormitory Authority of the State of New York, Cornell University Revenue      7/00 at 102         AA+       5,652,820
                  Bonds, Series 1990A, 7.375%, 7/01/20
       8,400   Dormitory Authority of the State of New York, Beth Israel Medical Center     11/00 at 102         AAA       8,601,012
                  Revenue Bonds, Series 1996, 6.000%, 11/01/15
       8,000   Dormitory Authority of the State of New York, Mental Health Services          2/07 at 102           A       7,568,240
                  Facilities Improvement Revenue Bonds, Series 1997B, 5.500%, 8/15/17
               New York State Housing Finance Agency, Health Facilities Revenue Bonds
               (New York City), 1990 Series A Refunding:
      16,160      8.000%, 11/01/08 (Pre-refunded to 11/01/00)                                11/00 at 102        AAA      16,768,262
       2,550      8.000%, 11/01/08                                                           11/00 at 102       BBB+       2,613,011
       8,000   New York Local Government Assistance Corporation (A Public Benefit            4/02 at 102         AAA       8,472,400
                  Corporation of the State of New York), Series 1991D Bonds,
                  7.000%, 4/01/18 (Pre-refunded to 4/01/02)
       9,685   State of New York Mortgage Agency, Mortgage Revenue Bonds,                   10/00 at 100         Aaa       9,692,651
                  Eighth Series A, 6.875%, 4/01/17
      10,270   Power Authority of the State of New York, General Purpose Revenue             1/03 at 102         AAA      10,537,534
                  Bonds, Series CC, 5.250%, 1/01/18 (Pre-refunded to 1/01/03)
       5,000   Triborough Bridge and Tunnel Authority (New York), General Purpose            1/04 at 100         Aa3       4,275,700
                  Revenue Bonds, Series 1994A, 4.750%, 1/01/19
------------------------------------------------------------------------------------------------------------------------------------
               North Carolina - 2.7%
      69,150   North Carolina Eastern Municipal Power Agency, Power System                   1/03 at 102         BBB      69,392,025
                  Revenue Bonds, Refunding Series 1993 B, 6.250%, 1/01/12
       1,130   Housing Authority of the City of Wilmington, North Carolina, First            6/00 at 100      N/R***       1,138,554
                  Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 0.9%
       2,970   Midwest City Memorial Hospital Authority (Midwest City, Oklahoma),            4/02 at 102     BBB+***       3,154,883
                  Hospital Revenue Bonds, Series 1992, 7.375%, 4/01/12
                  (Pre-refunded to 4/01/02)
      21,160   Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable Rate          12/00 at 102        Baa1      21,512,737
                  Revenue Obligations, 7.375%, 12/01/20 (Alternative Minimum Tax)

               Portfolio of Investments
               Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 0.4%
$     10,000   State of Oregon, Department of Administrative Services, Certificates of       5/07 at 101         AAA    $ 10,493,400
                  Participation, 1997 Series A, 5.800%, 5/01/24
                  (Pre-refunded to 5/01/07)
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 3.5%
      10,000   Lehigh County Industrial Development Authority, Pollution Control Revenue     9/04 at 102         AAA      10,248,100
                  Refunding Bonds, 1994 Series B (Pennsylvania Power and Light Company
                  Project), 6.400%, 9/01/29
      22,500   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,          7/03 at 102         AAA      22,347,225
                  Issue 1993, 5.750%, 7/01/14
               Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds
               (Federal Housing Administration Insured Mortgage Loans), Issue 1992:
       4,025      8.100%, 7/01/13                                                            7/02 at 102         AAA       4,289,885
      16,830      8.200%, 7/01/24                                                            7/02 at 102         AAA      17,942,968
      16,600   Pennsylvania Intergovernmental Cooperation Authority, Special Tax             6/03 at 100         AAA      14,424,404
                  Revenue Refunding Bonds (City of Philadelphia Funding Program),
                  Series of 1993A, 5.000%, 6/15/22
      12,500   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds,            8/01 at 100         AAA      12,868,875
                  Sixteenth Series, 7.000%, 8/01/18 (Pre-refunded to 8/01/01)
      11,070   Public Auditorium Authority of Pittsburgh and Allegheny County                8/09 at 101         AAA       9,568,244
                  (Allegheny County, Pennsylvania),  Hotel Room Excise Tax Revenue Bonds,
                  Series of 1999, 5.125%, 2/01/35
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.3%
       8,095   Rhode Island Convention Center Authority, Refunding Revenue Bonds,            5/03 at 100         AAA       7,110,891
                  1993 Series B, 5.000%, 5/15/20
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 4.9%
               City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds,
               Series 1982:
          75      14.000%, 11/15/01 (Pre-refunded to 5/15/01)                                5/01 at 100       A2***          79,170
       1,220      14.000%, 11/15/01                                                          5/00 at 100        A***       1,326,555
       6,635      14.000%, 11/15/01                                                         No Opt. Call           A       7,100,379
      29,500   Brazos River Authority (Texas), Collateralized Revenue Refunding Bonds        8/00 at 102         AAA      29,574,045
                  (Houston Lighting and Power Company Project), Series 1995,
                  5.800%, 8/01/15
       6,585   Crowley Independent School District, Tarrant and Johnson Counties,            8/08 at 100         AAA       6,932,754
                  Unlimited Tax School Building Bonds, Series 1997, 6.500%, 8/01/23
               Grapevine-Colleyville Independent School District (Tarrant and Dallas
               Counties, Texas), Unlimited Tax School Building and Refunding Bonds,
               Series 1998:
       4,890      0.000%, 8/15/19                                                           No Opt. Call         AAA       1,533,651
      10,000      0.000%, 8/15/24                                                           No Opt. Call         AAA       2,263,000
      25,900   Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,          8/04 at 102         AAA      25,354,028
                  Series 1994, 5.300%, 8/15/13
       7,000   Harris County Health Facilities Development Corporation (Texas),              2/01 at 102         AAA       7,229,880
                  Hospital Revenue Bonds (St. Luke's Episcopal Hospital Project),
                  Series 1991A, 6.750%, 2/15/21
      53,280   City of San Antonio, Texas, Electric and Gas Systems Revenue Refunding        2/02 at 101         Aa1      48,294,058
                  Bonds, New Series 1992, 5.000%, 2/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.4%
       8,300   Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,      7/03 at 102          A+       8,180,895
                  1993 Series A, 5.500%, 7/01/13
       1,205   Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd. Project -     6/00 at 100        Baa3       1,206,916
                  K-Mart Guaranteed), 8.750%, 6/01/05

   Principal                                                                              Optional Call                       Market
Amount (000)   Description                                                                  Provisions*    Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.1%
$        165   University of Vermont and State Agricultural College, Housing,                7/00 at 100          A+   $     165,454
                 Dining and Student Services Facilities System Bonds, Lot 1,
                 Series 1969-A, 6.300%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 3.8%
       7,750   Richmond Metropolitan Authority (Virginia), Expressway Revenue and            7/02 at 102         AAA       7,876,480
                 Refunding Bonds, Series 1992-B, 6.250%, 7/15/22
      39,630   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,          1/02 at 102         AA+      40,459,060
                 1992 Series A, 7.150%, 1/01/33
       3,070   Virginia Housing Development Authority, Multifamily Mortgage Bonds,           5/00 at 100         AA+       3,075,066
                 1978 Series B, 6.700%, 11/01/21
               Virginia Housing Development Authority, Multifamily Housing Bonds,
               1993 Series C:
      19,080     5.550%, 5/01/08                                                             5/03 at 102         AA+      19,146,017
      28,075     5.900%, 5/01/14                                                             5/03 at 102         AA+      28,207,514
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 6.3%
       5,860   Public Utility District No. 1 of Chelan County, Rocky Reach Hydro-Electric    7/00 at 100          AA       5,327,560
                 System Revenue Bonds, Series of 1968, 5.125%, 7/01/23
       9,260   Public Utility District No. 1 of Douglas County, Washington, Wells        9/00 at 100 1/2         AA-       8,363,817
                 Hydroelectric Revenue Bonds, Series of 1963, 4.000%, 9/01/18
       7,250   Municipality of Metropolitan Seattle, Sewer Refunding Revenue                 1/03 at 102         AAA       7,306,913
                 Bonds, Series Y, 5.700%, 1/01/12
       5,000   Washington Public Power Supply System, Nuclear Project No. 1                 No Opt. Call         Aa1       5,729,750
                 Refunding Revenue Bonds, Series 1989B, 7.125%, 7/01/16
               Washington Public Power Supply System, Nuclear Project No. 1 Refunding
               Revenue Bonds, Series 1993A:
      14,260     7.000%, 7/01/07                                                            No Opt. Call         Aa1      15,605,288
      18,500     5.750%, 7/01/13                                                             7/03 at 102         Aa1      18,568,080
      10,000     5.700%, 7/01/17                                                             7/03 at 102         AAA       9,864,500
       7,805   Washington Public Power Supply System, Nuclear Project No. 1 Refunding       No Opt. Call         Aa1       8,653,716
                 Revenue Bonds, Series 1993B, 7.000%, 7/01/09
      10,000   Washington Public Power Supply System (Bonneville), Nuclear Project No. 1     7/03 at 102         Aa1       9,482,300
                 Refunding Revenue  Bonds, Series 1993C, 5.375%, 7/01/15
       8,835   Washington Public Power Supply System, Nuclear Project No. 3 Refunding        7/03 at 102         Aa1       8,605,202
                 Revenue Bonds, Series 1993B, 5.700%, 7/01/18
               Washington Public Power Supply System, Nuclear Project No. 3 Refunding
               Revenue Bonds, Series 1993C:
       9,180     5.300%, 7/01/10                                                             7/03 at 102         Aa1       9,032,753
      51,070     5.375%, 7/01/15                                                             7/03 at 102         Aa1      48,426,106
      11,745     5.500%, 7/01/18                                                             7/03 at 102         Aa1      11,155,401
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 4.9%
       4,195   Wisconsin Housing and Economic Development Authority, Insured                No Opt. Call       AA***       4,219,205
                 Mortgage Revenue Refunding Bonds, 1977 Series A, 5.800%, 6/01/17
       8,500   Wisconsin Housing and Economic Development Authority, Multifamily             4/02 at 102          AA       8,922,110
                 Housing Revenue Bonds, 1992 Series B, 7.050%, 11/01/22
      28,200   Wisconsin Housing and Economic Development Authority,                        12/03 at 102          AA      28,251,606
                 Housing Revenue Bonds, 1993 Series C, 5.800%, 11/01/13
      13,700   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,        11/01 at 102         AAA      13,962,629
                 Series 1991 (Columbia Hospital, Inc.), 6.250%, 11/15/21
       7,695   Wisconsin Petroleum Inspection Fee Revenue Bonds, 2000 Series A,             No Opt. Call         AA-       7,795,954
                 5.500%, 7/01/03
       9,830   Wisconsin Health and Educational Facilities Authority, Health Facilities      6/02 at 102         AAA       9,915,521
                 Refunding Revenue Bonds (SSM Health Care), Series 1992AA,
                 6.250%, 6/01/20

               Portfolio of Investments
               Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2000

Principal                                                                                  Optional Call                      Market
Amount (000)   Description                                                                 Provisions*     Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin (continued)
$      3,950   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,        10/04 at 102         AAA $     3,996,052
                  Series 1994A (Froedtert Memorial Lutheran Hospital, Inc.),
                  5.875%, 10/01/13
       6,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,        12/02 at 102         AAA       5,951,940
                  Series 1992A (Meriter Hospital, Inc.), 6.000%, 12/01/22
      17,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,         8/03 at 102         AAA      15,069,310
                  Series 1993 (Aurora Health Care Obligated Group), 5.250%, 8/15/23
      32,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,         5/06 at 102         AAA      30,538,560
                  Series 1996 (Aurora Medical Group, Inc. Project), 5.750%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------
$  2,693,145   Total Investments - (cost $2,533,953,737) - 98.5%                                                       2,590,993,629
============   ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.5%                                                                       39,366,602
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                     $ 2,630,360,231
               =====================================================================================================================


* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.
*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
N/R  Investment is not rated.
(WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

               Portfolio of Investments
               Nuveen Insured Municipal Bond Fund
               April 30, 2000


   Principal                                                                               Optional Call                      Market
Amount (000)   Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 4.6%
$     10,000   Alabama Incentives Financing Authority, Tax Exempt Special Obligation        10/09 at 102         AAA   $  10,019,900
                 Bonds, Series 1999-A,  6.000%, 10/01/29
       2,120   The Water Supply Board of the City of Albertville (Alabama),                  3/02 at 102         AAA       2,220,043
                 Water Revenue Bonds, Series 1992, 6.700%, 3/01/11
       3,985   The Governmental Utility Services Corporation of the City of Auburn,          6/00 at 102         AAA       4,072,829
                 Floating/Fixed Rate Wastewater Treatment Revenue Bonds,
                 Series 1984 (Merscot-Auburn Limited Partnership Project), 7.300%, 1/01/12
       1,875   The Special Care Facilities Financing Authority of the City of Birmingham     1/01 at 102         AAA       1,937,325
                 (Alabama), Revenue Bonds, Series 1991-A (The Baptist Medical Centers),
                 7.000%, 1/01/21
       5,000   Houston County (Alabama), Health Care Authority, Series 2000 Bonds,          10/09 at 101         Aaa       4,993,300
                 6.125%, 10/01/25
       3,000   City of Madison (Alabama), General Obligation School Warrants, Series 1994,   2/04 at 102         AAA       3,180,300
                 6.250%, 2/01/19
               The Utilities Board of the City of Oneonta (Alabama), Utility Revenue Bonds,
                 Series 1994:
       2,860     6.900%, 11/01/24 (Pre-refunded to 11/01/04)                                11/04 at 102         AAA       3,125,723
         140     6.900%, 11/01/24                                                           11/04 at 102         AAA         151,295
               West Morgan-East Lawrence Water Authority, Water Revenue Bonds, Series 1994:
       2,200     6.800%, 8/15/19 (Pre-refunded to 8/15/04)                                   8/04 at 102         AAA       2,389,024
       3,000     6.850%, 8/15/25 (Pre-refunded to 8/15/04)                                   8/04 at 102         AAA       3,263,520
------------------------------------------------------------------------------------------------------------------------------------
               Alaska - 1.4%
       4,500   Alaska Industrial Development and Export Authority, Revolving Fund Bonds,     4/07 at 102         AAA       4,464,135
                 Series 1997A,  5.900%, 4/01/17 (Alternate Minimum Tax)
       5,985   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,                   6/06 at 102         AAA       6,080,341
                 1996 Series A, 6.000%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.5%
               Tempe Union High School District No. 213 of Maricopa County, Arizona,
               School Improvement and Refunding Bonds, Series 1994:
       4,290     6.000%, 7/01/10 (Pre-refunded to 7/01/04)                                   7/04 at 101         AAA       4,491,845
       1,710     6.000%, 7/01/10                                                             7/04 at 101         AAA       1,777,990
       5,000   City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A,
                 6.000%, 7/01/21 (Pre-refunded to 7/01/06)                                   7/06 at 101         AAA       5,289,700
------------------------------------------------------------------------------------------------------------------------------------
               California - 7.5%
       3,525   Brea Public Financing Authority (Orange County, California), 1991             8/01 at 102         AAA       3,709,922
                 Tax Allocation Revenue Bonds,  Series A (Redevelopment Project AB),
                 7.000%, 8/01/15 (Pre-refunded to 8/01/01)
               California Housing Finance Agency, Home Mortgage Revenue Bonds,
               1999 Series L:
      34,000     0.000%, 2/01/18 (Alternative Minimum Tax)                                8/09 at 59 1/2         AAA      11,012,600
       5,930     0.000%, 2/01/31 (Alternative Minimum Tax)                                8/09 at 26 5/8         AAA         816,798
       8,000   City of Oakland, California, Insured Revenue Bonds (1800 Harrison             1/10 at 100         AAA       8,089,840
                 Foundation - Kaiser Permanente), Series 1999A, 6.000%, 1/01/29
      13,750   Ontario Redevelopment Financing Authority (San Bernardino                     8/03 at 102         AAA      13,687,713
                  County, California), 1993 Revenue Bonds (Ontario Redevelopment
                  Project No. 1), 5.800%, 8/01/23
       5,295   County of Riverside, California (1994 Desert Justice Facility Project),      12/04 at 101         AAA       5,604,228
                 Certificates of Participation, 6.000%, 12/01/12
                 (Pre-refunded to 12/01/04)
       2,250   Sacramento Municipal Utility District (California),                           9/01 at 102         AAA       2,357,753
                 Electric Revenue Bonds, 1991 Series Y,  6.500%, 9/01/21
                 (Pre-refunded to 9/01/01)


                        Portfolio of Investments
                        Nuveen Insured Municipal Bond Fund (continued) April 30, 2000

Principal                                                                                  Optional Call                     Market
Amount (000)   Description                                                                  Provisions*    Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)
$     17,355   County of San Bernardino (California), Single Family Home Mortgage           5/07 at 28 1/16      AAA   $  2,482,980
                    Revenue Bonds (Mortgage-Backed Securities Program), 1997 Series A,
                    0.000%, 5/01/31 (Alternative Minimum Tax)
      10,000   The Regents of the University of California, Revenue Bonds (Multiple
                    Purpose Projects), Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02   9/02 at 102          AAA     10,594,100
------------------------------------------------------------------------------------------------------------------------------------
               Colorado - 3.7%
               City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement,
                    Certificates of Participation, Series 1999, City and County of
                    Broomfield Building Corporation:
       5,030        5.875%, 12/01/19                                                       12/09 at 100          AAA      5,108,870
       5,000        6.000%, 12/01/29                                                       12/09 at 100          AAA      5,059,650
      10,000   Colorado Health Facilities Authority, Hospital Revenue Bonds (Poudre
                    Valley Health Care, Inc.), Series 1999A, 5.750%, 5/15/24                5/09 at 101          AAA      9,764,300

               Board of Water Commissioners, City and County of Denver, Colorado,
                    Certificates of Participation, Series 1991:
       2,675   6.625%, 11/15/11 (Pre-refunded to 11/15/01)                                 11/01 at 101          AAA      2,776,837
       1,825   6.625%, 11/15/11                                                            11/01 at 101          AAA      1,884,586
       3,500   Jefferson County, Colorado, Refunding Certificates of Participation,
                   6.650%, 12/01/08                                                        12/02 at 102          AAA      3,704,540
------------------------------------------------------------------------------------------------------------------------------------
               Delaware - 0.5%
       3,600   Delaware Economic Development Authority, Pollution Control Refunding
                    Revenue Bonds (Delmarva Power and Light Company Project),               5/02 at 102          AAA      3,768,984
                    Series 1992 B, 6.750%, 5/01/19
------------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.7%
       4,000   District of Columbia (Washington, D.C.), General Obligation Bonds,
                    Series 1994B, 6.100%, 6/01/11 (Pre-refunded to 6/01/04)                 6/04 at 102          AAA      4,217,760
       1,400   District of Columbia (Washington, D.C.), General Obligation Bonds,
                     Series 1998B, 5.250%, 6/01/26                                          6/08 at 101          AAA      1,244,684
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 1.6%
       5,000   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
                    2000 Series 4, 6.250%, 7/01/22 (Alternative Minimum Tax)                1/10 at 100          AAA      5,082,900
         920   Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series 1991,
                    6.750%, 9/01/21  (Pre-refunded to 9/01/01)                              9/01 at 101          AAA        954,408

          80   Florida Keys Aqueduct Authority, Water Revenue Bonds, Series 1991,
                    6.750%, 9/01/21                                                         9/01 at 101          AAA         82,718

               Florida Ports Financing Commission Revenue Bonds (State Transportation
               Trust Fund - Intermodal Program) Series 1999:
       2,230        5.500%, 10/01/23 (Alternative Minimum Tax)                             10/09 at 101          AAA      2,121,488
       4,375        5.500%, 10/01/29 (Alternative Minimum Tax)                             10/09 at 101          AAA      4,117,269
------------------------------------------------------------------------------------------------------------------------------------
               Georgia - 2.9%
       5,000   City of Albany (Georgia), Sewerage System Revenue Bonds, Series 1992,
                    6.625%, 7/01/17 (Pre-refunded to 7/01/02)                               7/02 at 102          AAA      5,276,650

       5,000   Development Authority of Appling County (Georgia), Pollution Control
                    Revenue Bonds (Oglethorpe Power Corporation Hatch Project),
                    Series 1994, 7.150%, 1/01/21                                            1/04 at 101          AAA      5,317,550
       2,250   Chatham County Hospital Authority, Hospital Revenue Bonds (Memorial Medical
                    Center, Inc.) (Savannah, Georgia), Series 1990A, 7.000%, 1/01/21
                    (Pre-refunded to 1/01/01)                                               1/01 at 102          AAA      2,333,295
       3,020   Development Authority of the City of Marietta, First Mortgage Revenue Bonds
                    (Life College, Inc.), Series 1995A and Series 1995B, 5.950%, 9/01/19    9/05 at 102          AAA      3,053,160
       6,180   Development Authority of the City of Marietta (Life College, Inc.),
                    6.250%, 9/01/25                                                         9/05 at 102          AAA      6,323,376


   Principal                                                                              Optional Call                      Market
Amount (000)   Description                                                                 Provisions*     Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois - 12.3
$      2,500   City of Chicago, General Obligation Adjustable Rate Bonds, Central Public
                    Library Project,  Series C of 1988, 6.850%, 1/01/17 (Pre-refunded
                    to 7/01/02)                                                             7/02 at 101 1/2      AAA   $  2,638,000
       5,000   City of Chicago, General Obligation Bonds, Project Series A of 1992,
                    6.250%, 1/01/12 (Pre-refunded to 1/01/02)                               1/02 at 102          AAA      5,191,250
       9,590   Chicago School Reform Board of Trustees of the Board of Education of the
                    City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                    (Dedicated Tax Revenues), Series 1997, 5.800%, 12/01/17                12/07 at 102          AAA      9,613,879
      24,000   Chicago School Reform Board of Trustees of the Board of Education of the
                    City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                    (Dedicated Tax Revenues), Series 1998B-1, 0.000%, 12/01/26             No Opt. Call          AAA      4,659,600
       9,000   City of Chicago, O'Hare International Airport, General Airport Second Lien
                    Revenue Refunding Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative
                    Minimum Tax)                                                            1/10 at 101          AAA      8,555,220
      12,800   Public Building Commission of Chicago (Illinois), Building Revenue Bonds,
                    Series A of 1993 (Board of Education of the City of Chicago), 5.750%,
                    12/01/18 (Pre-refunded to 12/01/03)                                    12/03 at 102          AAA     13,332,224

                    Town of Cicero, Cook County, Illinois, General Obligation Corporate
                    Purpose Bonds, Series 1994A:
       3,610   6.400%, 12/01/14 (Pre-refunded to 12/01/04)                                 12/04 at 102          AAA      3,866,093
       2,930   6.400%, 12/01/14                                                            12/04 at 102          AAA      3,079,752
       5,000   The County of Cook, Illinois, General Obligation Bonds, Series 1993A,
                    5.000%, 11/15/23                                                       11/03 at 100          AAA      4,275,650
       2,500   Community College District No. 508, Cook County, Illinois, Certificates of
               Participation,  8.750%, 1/01/07                                             No Opt. Call          AAA      2,983,175
       2,370   Board of Governors of State Colleges and Universities (Illinois), Eastern
                    Illinois University, Auxiliary Facilities System Revenue Bonds,
                    Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04)                 4/04 at 102          AAA      2,524,643
       6,500   Illinois Development Finance Authority, Revenue Bonds, Remarketed Series
                    1997A (Adventist Health System/Sunbelt Obligated Group), 5.875%,
                    11/15/20 (WI)                                                          11/10 at 101          AAA      6,314,945
       1,455   Illinois Educational Facilities Authority, Revenue Refunding Bonds
                    (Midwestern University), Series 1996B, 6.250%, 5/15/26 (Pre-refunded
                    to 5/15/06)                                                             5/06 at 102          AAA      1,566,104
       3,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A
                    (The University of Chicago Hospitals Project), 6.125%, 8/15/24
                    (Pre-refunded to 8/15/04)                                               8/04 at 102          AAA      3,179,130
       4,000   Illinois Health Facilities Authority, Health Care Facilities Revenue Bonds,
                    Series 1995 (Northwestern Medical Faculty Foundation, Inc.), 6.500%,
                    11/15/15 (Pre-refunded to 11/15/04)                                    11/04 at 102          AAA      4,297,520
         169   Illinois Health Facilities Authority, Revenue (Community Provider Pooled
                    Loan Program),  7.900%, 8/15/03                                        No Opt. Call          AAA        180,811
         906   Illinois Health Facilities Authority, Revenue Bonds, Series 1988-B
                    (Community Provider Pooled Loan Program), 7.900%, 8/15/03               8/00 at 100          AAA        908,464
       5,000   State of Illinois, General Obligation Bonds, Series of August 1994, 5.875%,
                    8/01/19                                                                 8/04 at 102           AA      5,020,200

               State of Illinois, General Obligation Bonds, Series of February 1995:
       3,065        6.100%, 2/01/19                                                         2/05 at 102          AAA      3,116,339
       5,545        6.100%, 2/01/20                                                         2/05 at 102          AAA      5,625,513
       4,645   City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds,
                    Series 1999B, 0.000%, 12/01/29                                         12/09 at 26 3/4       Aaa        671,063
       4,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and
                    Will Counties, Illinois, General Obligation Refunding Bonds, Series
                    1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03)                        6/03 at 102          AAA      4,172,360
------------------------------------------------------------------------------------------------------------------------------------
               Indiana - 6.8%
       5,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding
                    and Improvement Bonds, Series 1992 (Community Hospitals Projects),
                    6.400%, 5/01/12                                                         5/02 at 102          AAA      5,190,850
       5,000   Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
                    1993 Series A, 6.125%, 1/01/19                                          1/03 at 102          AAA      5,218,900
       1,755   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds,
                    1997 Series B-2,  6.000%, 7/01/16 (Alternative Minimum Tax)             1/07 at 101 1/2      Aaa      1,754,825

                        Portfolio of Investments

                        April 30, 2000

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                  Provisions*    Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Indiana (continued)

$     10,620   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds,  1/07 at 101 1/2         Aaa   $ 10,543,005
                 1997 Series B-2, 6.125%, 1/01/27 (Alternative Minimum Tax)

       3,750   City of Indianapolis, Indiana, Gas Utility System Revenue Bonds, Series       6/02 at 102         AAA      3,921,938
                 1992 A, 6.200%, 6/1/23 (Pre-refunded to 6/01/02)

       3,000   The Trustees of Ivy Tech State College, Ivy Tech State College Student Fee    7/00 at 100         AAA      3,027,150
                 Bonds, Series F, 5.875%, 7/01/17

       4,950   Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue    7/01 at 102         AAA      5,158,989
                 Bonds (Northern Indiana Public Service Company Project), Series 1991,
                 7.100%, 7/01/17

       3,300   Marion County Convention and Recreational Facilities Authority (Indiana),     6/01 at 102         AAA      3,450,249
                 Excise Taxes Lease Rental Revenue Bonds, Series 1991B, 7.000%, 6/01/21
                 (Pre-refunded to 6/01/01)

       3,235   PHM School Renovation Building Corporation, First Mortgage Bonds, Series      1/09 at 102         AAA      3,024,207
                 1999, 5.250%, 7/15/17

       1,000   City of Princeton, Indiana, Pollution Control Refunding Revenue Bonds,        9/00 at 102         AAA      1,022,050
                 1990 Series (Public Service Company of Indiana, Inc. - Project C),
                 7.375%, 3/15/12

       2,000   Hospital Authority of St. Joseph County (Indiana), Fixed Rate Hospital        8/01 at 102         AAA      2,097,200
                 Revenue Refunding Bonds, Series 1991A (Memorial Hospital of South
                 Bend Project), 7.000%, 8/15/20 (Pre-refunded to 8/15/01)

       2,190   Shelby County Jail Building Corporation, First Mortgage Bonds (Shelby         7/02 at 102         AAA      2,306,311
                 County, Indiana), 6.500%, 7/15/09 (Pre-refunded to 7/15/02)

       3,690   Shelby Eastern Schools Building Corporation (Shelby County, Indiana),         7/09 at 102         AAA      3,772,324
                 First Mortgage Bonds, Series 2000, 6.100%, 7/15/20

       2,265   Southwest Allen Multi-School Building Corporation, First Mortgage Refunding   1/02 at 101         AAA      2,336,529
                 Bonds, Series 1992B, Ft. Wayne, Indiana, 6.375%, 1/15/09
------------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 2.5%

       7,000   Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds       5/02 at 102         AAA      7,397,390

                 (Southern Baptist Hospital Project), Series 1992, 6.800%, 5/15/12
                 (Pre-refunded to 5/15/02)

               State of Louisiana, General Obligation Bonds, Series 1992-A:
       5,000     6.500%, 5/01/09                                                             5/02 at 102         AAA      5,252,600
       2,000     6.500%, 5/01/12 (Pre-refunded to 5/01/02)                                   5/02 at 102         AAA      2,101,040

       4,750   Hospital Service District No. 1 of the Parish of Tangipahoa, State            2/04 at 102         AAA      4,798,498
                 of Louisiana, Hospital Revenue Bonds, Series 1994, 6.250%,
                 2/01/24
------------------------------------------------------------------------------------------------------------------------------------
               Maine - 3.1%

       8,000   Maine Health and Higher Educational Facilities Authority, Revenue Bonds,      7/05 at 102         AAA      7,957,600
                 Series 1995A, 5.875%, 7/01/25

       3,175   Maine Health and Higher Educational Facilities Authority, Revenue Bonds,      7/04 at 102         AAA      3,466,116
                 Series 1994B, 7.000%, 7/01/24 (Pre-refunded to 7/01/04)

      10,695   Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2,      5/06 at 102         AAA     10,889,007
                 6.450%, 11/15/26 (Alternative Minimum Tax)

               Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:

         750     6.650%, 9/01/09 (Pre-refunded to 9/01/02)                                   9/02 at 103         AAA        800,543
         500     6.650%, 9/01/10 (Pre-refunded to 9/01/02)                                   9/02 at 103         AAA        533,695
------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 2.5%

       3,500   City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital            8/00 at 102         Aaa      3,593,905
                 (FHA-Insured Mortgage), Series A, 7.625%, 2/15/21 (Pre-refunded to
                 8/15/00)

       1,150   City of Haverhill, Massachusetts, General Obligation Municipal Purpose        6/02 at 102         AAA      1,221,818
                 Loan of 1992, Series A, 7.000%, 6/15/12 (Pre-refunded to 6/15/02)

       1,250   Massachusetts Bay Transportation Authority, Certificates of Participation,    8/00 at 102         AAA      1,285,163
                 1990 Series A, 7.650%, 8/01/15 (Pre-refunded to 8/01/00)

       3,400   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/02 at 102         AAA      3,500,436
                 New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25

       5,875   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     11/03 at 102        AAA      5,270,698
                 Cape Cod Health Systems, Inc. Issue, Series A, 5.250%, 11/15/21

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                  Provisions*     Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (continued)
               Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                    South Shore Hospital Issue, Series D:
$      1,980             6.500%, 7/01/22 (Pre-refunded to 7/01/02)                          7/02 at 102          AAA   $  2,083,237
       2,020             6.500%, 7/01/22                                                    7/02 at 102          AAA      2,070,439
------------------------------------------------------------------------------------------------------------------------------------
               Michigan - 8.8%
      12,130   City of Bay City, County of Bay, State of Michigan, 1991 General Obligation
                    Unlimited Tax Street Improvement Bonds, 0.000%, 6/01/21                No Opt. Call          AAA      3,422,480
       5,000   Caledonia Community Schools, Counties of Kent, Allegan and Barry, State of
                    Michigan, 1992 School Building and Site and Refunding Bonds (General
                    Obligation - Unlimited Tax), 6.700%, 5/01/22 (Pre-refunded to 5/01/02)  5/02 at 102          AAA      5,272,500
       2,500   Chelsea School District, Counties of Washtenaw and Jackson, State of
                    Michigan, 1995 School Building and Site Bonds (General Obligation -
                    Unlimited Tax), 6.000%, 5/01/19                                         5/05 at 101          AAA      2,627,375
       2,000   City of Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series
                    1991, 6.625%, 7/01/21  (Pre-refunded to 7/01/01)                        7/01 at 102          AAA      2,084,380
         125   City of Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds,
                    Series 1999-A,  5.750%, 7/01/26                                         1/10 at 101          AAA        122,913

               Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health
                    Credit Group), Series 1999A:
      13,500          5.750%, 11/15/17                                                     11/09 at 101          AAA     13,374,585
      13,675          6.125%, 11/15/26                                                     11/09 at 101          AAA     13,716,572
       7,280   Michigan State Housing Development Authority, Rental Housing Revenue Bonds,
                    1997 Series A, 6.100%, 10/01/33 (Alternative Minimum Tax)               4/07 at 102          AAA      7,157,259
       2,000   Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds (The
                    Detroit Edison Company Pollution Control Bonds Project),
                    Collateralized Series 1991DD, 6.875%, 12/01/21                         12/01 at 102          AAA      2,091,820

                    Tawas City Hospital Finance Authority, Hospital Revenue and
                    Refunding Bonds (St. Joseph Health System), Series 1998A:
       1,440             5.750%, 2/15/23                                                    2/08 at 102          Aaa      1,420,963
       4,250             5.750%, 2/15/23                                                    2/08 at 102        AA***      4,193,815
      15,000   Charter County of Wayne, Michigan, Detroit Metropolitan Wayne County
                    Airport, Airport Revenue Bonds, Series 1998A, 5.000%, 12/01/22
                    (Alternative Minimum Tax)                                              12/08 at 101          AAA     12,867,300
------------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 1.2%
       9,675   City of St. Cloud, Minnesota, Health Care Revenue Bonds (The Saint Cloud
                    Hospital Obligated Group), Series 2000-A, 5.875%, 5/01/30 (WI)          5/10 at 101          Aaa      9,448,412
------------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 1.8%
       6,400   Medical Center Educational Building Corporation (Mississippi), Revenue
                    Bonds, Series 1993 (University of Mississippi Medical Center Project),
                    5.900%, 12/01/23 (Pre-refunded to 12/01/04)                            12/04 at 102          AAA      6,728,640
       7,450   Walnut Grove Correctional Authority, Certificates of Participation, Series
                    1999, Mississippi Department of Corrections, 6.000%, 11/01/19          11/09 at 102          AAA      7,533,291
------------------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.0%
       7,950   St. Louis Municipal Finance Corporation, City Justice Center, Leasehold
                    Revenue Improvement Bonds, Series 1996A (City of St. Louis, Missouri,
                    Lessee), 5.950%, 2/15/16                                                2/06 at 102          AAA      8,126,570
------------------------------------------------------------------------------------------------------------------------------------
               Nevada - 0.7%
       2,000   Clark County, Nevada, Industrial Development Refunding Revenue Bonds
                    (Nevada Power  Company Project), Series 1992C, 7.200%, 10/01/22        10/02 at 102          AAA      2,126,900
       3,625   Clark County, Nevada, Industrial Development Revenue Bonds (Southwest Gas
                    Corporation Project), Series 1999A, 6.100%, 12/01/38 (Alternative
                    Minimum Tax)                                                           12/09 at 102          AAA      3,581,790
------------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.4%
       2,850   New Hampshire Higher Educational and Health Facilities Authority, Revenue
                    Refunding Bonds, University System of New Hampshire Issue, Series
                    1992, 6.250%, 7/01/20                                                    7/02 at 102         AAA      2,900,360

                        Portfolio of Investments
                        Nuveen Insured Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.2%

$      1,575   Housing Finance Corporation of the Township of Pennsauken               10/00 at 102 1/2          AAA    $ 1,653,750
                 (Pennsauken, New Jersey), Section 8 Assisted Housing Revenue
                 Bonds (Pennsauken Housing Associates - 1979 Elderly Project),
                 8.000%, 4/01/11
------------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 1.0%

               City of Albuquerque, New Mexico, Hospital System Revenue Bonds, 1992
               Series B (Presbyterian Healthcare Services):
         665     6.600%, 8/01/07 (Pre-refunded to 8/01/00)                                  8/00 at 100          AAA        668,764
       2,335     6.600%, 8/01/07                                                            8/00 at 100          AAA      2,346,979

       4,445   City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds,  12/02 at 102          AAA      4,539,901
                 1992 Series A (Public Service Company of New Mexico, San Juan and Four
                 Corners Projects), 6.375%, 12/15/22
------------------------------------------------------------------------------------------------------------------------------------
               New York - 8.5%

       4,955   Metropolitan Transportation Authority (New York), Commuter Facilities        7/02 at 102          AAA      5,194,376
                 Revenue Bonds, Series 1992B, 6.250%, 7/01/17 (Pre-refunded to 7/01/02)

       6,925   Metropolitan Transportation Authority (New York), Commuter Facilities        7/02 at 102          AAA      7,259,547
                 Revenue Bonds, Series 1992B, 6.250%, 7/01/22 (Pre-refunded to 7/01/02)

       5,000   Metropolitan Transportation Authority, Commuter Facilities Revenue       7/04 at 101 1/2          AAA      5,324,550
                 Bonds, Series 1994A, 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

       5,945   The City of New York, General Obligation Bonds, Fiscal 1992              8/02 at 101 1/2          AAA      6,257,410
                 Series C, Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12
                 (Pre-refunded to 8/01/02)

          55   The City of New York, General Obligation Bonds, Fiscal 1992              8/02 at 101 1/2          AAA         57,565
                 Series C, 6.625%, 8/01/12

         575   The City of New York, General Obligation Bonds, Fiscal 1993              5/03 at 101 1/2          AAA        585,350
                 Series E, 6.000%, 5/15/16

               The City of New York, General Obligation Bonds, Fiscal 1992 Series B:
         715     7.000%, 2/01/18 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2          AAA        751,572
       3,035     7.000%, 2/01/18                                                        2/02 at 101 1/2          AAA      3,173,973

               New York City Municipal Water Finance Authority, Water and Sewer
                 Revenue Bonds, Fiscal 1992 Series A:
       3,010     6.750%, 6/15/16 (Pre-refunded to 6/15/01)                                  6/01 at 101          AAA      3,112,852
       3,320     6.750%, 6/15/16                                                            6/01 at 101          AAA      3,420,563

       3,900   New York City Transit Authority, Transit Facilities Refunding Revenue       No Opt. Call          AAA      3,791,151
                 Bonds, Series 1993 (Livingston Plaza Project), 5.400%, 1/01/18

               New York City Industrial Development Agency, Civic Facility Revenue Bonds
               (USTA National Tennis Center Incorporated Project):
       3,500     6.500%, 11/15/10                                                          11/04 at 102          AAA      3,733,065
       3,000     6.600%, 11/15/11                                                          11/04 at 102          AAA      3,211,770

       2,000   Dormitory Authority of the State of New York, Victory Memorial Hospital,     8/09 at 101          AAA      1,904,000
                 FHA Insured Mortgage Hospital Revenue Bonds, Series 1999, 5.250%,
                 8/01/15

       7,500   Empire Development Corporation, New York State Urban Development             1/06 at 102          AAA      6,922,350
                 Corporation, Correctional Capital Facilities, Revenue Bonds, Series 6,
                 5.375%, 1/01/25

       6,060   New York State Urban Development Corporation, Correctional Facilities        1/09 at 101          AAA      6,094,966
                 Service Contract Revenue Bonds, Series C, 5.875%, 1/01/19

       5,240   Triborough Bridge and Tunnel Authority, Special Obligation Refunding         1/01 at 102          AAA      5,409,724
                 Bonds, Series 1991B, 6.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - 0.3%

       2,500   Dublin City School District, Franklin, Delaware and Union Counties, Ohio,   12/02 at 102          AAA      2,627,475
                 Various Purpose School Building Construction and Improvement Bonds
                 (General Obligation - Unlimited Tax), 6.200%, 12/01/19 (Pre-refunded to 12/01/02)

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 2.1%

$     19,975   The McAlester Public Works Authority (Oklahoma), Utility System          2/09 at 31 1/32          Aaa   $  3,020,420
                 Refunding and Improvement Revenue Bonds, Series 1999A, 0.000%,
                 2/01/30

          40   Muskogee County Home Finance Authority (Oklahoma), Single Family Mortgage    6/00 at 102          AAA         40,736
                 Revenue Refunding Bonds, Series 1990 A, 7.600%, 12/01/10

       5,000   Oklahoma Industries Authority, Health System Revenue Bonds (Obligated Group
                 consisting of Baptist Medical Center of Oklahoma, Inc., South Oklahoma
                 City Hospital Corporation and Baptist Rural Health System, Inc.),          8/05 at 102          AAA      5,199,550
                 Fixed Rate Bonds, 6.250%, 8/15/12

       5,000   Oklahoma Industries Authority, Health System Revenue and Refunding Bonds,    8/09 at 101          AAA      4,791,500
                 Series 1999A, 5.750%, 8/15/29

               Trustees of the Tulsa Airport's Improvement Trust, Oklahoma, Tulsa
               International Airport, General Revenue Bonds, Series 1999A:
       2,000     6.000%, 6/01/21                                                            6/10 at 100          AAA      2,002,120
       1,000     6.125%, 6/01/26 (Alternative Minimum Tax)                                  6/10 at 100          AAA        993,490
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 2.8%

       3,000   North Penn Water Authority (Montgomery County, Pennsylvania), Water         11/04 at 101          AAA      3,265,410
                 Revenue Bonds, Series of 1994, 7.000%, 11/01/24 (Pre-refunded to 11/01/04)

       3,900   The Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Justice
                 Lease Revenue Bonds, 1991 Series B, 7.125%, 11/15/18 (Pre-refunded to     11/01 at 102          AAA      4,115,787
                 11/15/01)

      13,000   Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds
                 (Capital Projects and Equipment Acquisition Program), Series of 1999,     No Opt. Call          AAA     13,276,640
                 6.150%, 12/01/29

       1,000   Washington County Hospital Authority (Pennsylvania), Hospital Revenue
                 Refunding Bonds, Series A of 1990 (The Washington Hospital Project),       7/00 at 102          AAA      1,023,840
                 7.150%, 7/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico - 0.5%

       3,750   Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General   7/02 at 101 1/2          AAA      3,958,575
                 Obligation Bonds), 6.600%, 7/01/13 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 2.7%

       4,000   City of Cranston, Rhode Island, General Obligation Bonds, 7.200%,        7/01 at 101 1/2          AAA      4,180,560
                 7/15/11 (Pre-refunded to 7/15/01)

       3,130   Kent County Water Authority (Rhode Island), General Revenue Bonds, 1994      7/04 at 102          AAA      3,282,368
                 Series A, 6.350%, 7/15/14

       1,000   Providence Housing Development Corporation, Mortgage Revenue Refunding       7/04 at 102          AAA      1,035,100
                 Bonds, Series 1994A (FHA-Insured Mortgage Loan - Barbara Jordan
                 Apartments Project, Providence, Rhode Island), 6.650%, 7/01/15

       2,250   Rhode Island Depositors Economic Corporation, Special Obligation Bonds,      8/02 at 102          AAA      2,377,350
                 1992 Series A,  6.625%, 8/01/19 (Pre-refunded to 8/01/02)

      10,000   Rhode Island Clean Water Finance Agency, Wastewater Treatment System         9/07 at 102          AAA      9,653,400
                 Revenue Bonds (City of Cranston/Triton Ocean State LLC Project),
                 Series 1997, 5.800%, 9/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 1.6%

               Charleston County, South Carolina, Charleston Public Facilities Corporation,
               Certificates of Participation, Series 1994B:
       1,430     6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                  6/04 at 102          AAA      1,552,780
          70     6.875%, 6/01/14                                                            6/04 at 102          AAA         74,880
       2,385     7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                  6/04 at 102          AAA      2,600,676
         115     7.000%, 6/01/19                                                            6/04 at 102          AAA        123,450

       5,435   Greenville Memorial Auditorium District Public Facilities Corporation,       3/06 at 102          AAA      5,693,543
                 Greenville Memorial Auditorium District, South Carolina, Certificates
                 of Participation (Bi-Lo Center Project), Series 1996B, 5.750%,
                 3/01/22  (Pre-refunded to 3/01/06)

       2,000   City of Rock Hill, South Carolina, Combined Utility System Revenue Bonds,    1/01 at 102          AAA      2,059,860
                 Series 1991, 6.375%, 1/01/15

                        Portfolio of Investments
                        Nuveen Insured Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 2.3%

$      2,000   Memphis-Shelby County Airport Authority (Tennessee), Airport Revenue Bonds,
                 Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 101          AAA   $  1,996,040

      16,000   The Health and Educational Facilities Board of the Metropolitan Government
                 of Nashville and Davidson County, Tennessee, Revenue Bonds (Ascension
                 Health Credit Group), Series 1999A, 6.000%, 11/15/30                      11/09 at 101          AAA     15,921,760
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 5.6%

       3,000   Bexar County, Texas, Health Facilities Development Corporation, Hospital
                 Revenue Bonds (Baptist Memorial Hospital System Project), Series 1994,
                 6.750%, 8/15/19 (Pre-refunded to 8/15/04)                                  8/04 at 102          AAA      3,239,910

       4,575   Harris County, Texas, Toll Road Senior Lien, Revenue Refunding Bonds, Series
                 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)                           8/02 at 102          AAA      4,824,429

       1,000   Harris County Hospital District, Refunding Revenue Bonds, Texas, Series
                 1990, 7.400%, 2/15/10                                                     No Opt. Call          AAA      1,119,220

         500   City of Houston, Texas, Senior Lien Hotel Occupancy Tax and Parking
                 Facilities, Fixed Rate Revenue Bonds, Series 1985, Custodial Receipts,
                 Series A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)                        7/01 at 100          AAA        513,905

               Lower Colorado River Authority, Texas, Priority Refunding Revenue Bonds,
               Series 1991B:
         600     7.000%, 1/01/11 (Pre-refunded to 1/01/01)                                  1/01 at 102          AAA        622,338
         225     7.000%, 1/01/11                                                            1/01 at 102          AAA        233,377

               Retama Development Corporation, Special Facilities Revenue Bonds (Retama
               Park Racetrack Project), Series 1993:
       9,715     8.750%, 12/15/18                                                          No Opt. Call          AAA     13,126,228
       5,405     10.000%, 12/15/20                                                         No Opt. Call          AAA      8,145,605

       5,000   Tarrant County Health Facilities Development Corporation, Hospital Revenue
                 Refunding and  Improvement Bonds (Fort Worth Osteopathic Hospital,
                 Inc. Project), Series 1993, 6.000%, 5/15/21                               No Opt. Call          AAA      5,080,800

       6,080   Texas Health Facilities Development Corporation, Hospital Revenue Bonds
                 (All Saints Episcopal  Hospitals of Fort Worth Project), Series 1993B,
                 6.250%, 8/15/22                                                            8/03 at 102          AAA      6,148,826
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 1.5%

       5,000   Municipal Building Authority of Salt Lake City, Salt Lake County, Utah
                 Lease Revenue Bonds (Municipal Improvements and Refunding Project),
                 Series 1999A, 5.400%, 10/15/19                                             1/09 at 101          AAA      4,739,900

       3,055   State of Utah, State Building Ownership Authority, Lease Revenue Bonds
                 (State Facilities  Master Lease Program), Series 1995A, 5.750%,
                 5/15/18 (Pre-refunded to 11/15/05)                                        11/05 at 100          AAA      3,163,972

          15   Utah Housing Finance Agency, Single Family Mortgage Senior Bonds, 1988
                 Issue C (Federally Insured or Guaranteed Mortgage Loans), 8.375%,
                 7/01/19                                                                   No Opt. Call           AAA        15,088

       3,500   White City Water Improvement District, Salt Lake County, Utah, General
                 Obligation Water Bonds, Series 1995, 6.600%, 2/01/25 (Pre-refunded
                 to 2/01/05)                                                                2/05 at 100          AAA      3,733,450
------------------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.6%

       2,000   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 9,
                 5.900%, 5/01/29 (Alternative Minimum Tax)                              6/07 at 101 1/2         AAA      1,935,340

       2,615   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A,
                 6.300%, 11/01/31 (Alternative Minimum Tax)                                11/09 at 100          AAA      2,650,799
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 3.8%

       1,000   City of Marysville, Washington, Water and Sewer Revenue Bonds, 1991,
                 7.000%, 12/01/11 (Pre-refunded to 12/01/03)                               12/03 at 100          AAA      1,066,470

               Port of Seattle (Washington), Special Facility Revenue Bonds (Terminal 18
               Project), Series 1999C:
       8,775     6.000%, 9/01/20 (Alternative Minimum Tax)                                  3/10 at 101          AAA      8,748,583
       7,935     6.250%, 9/01/26 (Alternative Minimum Tax)                                  3/10 at 101          AAA      8,024,424

       5,000   Public Utility District No. 1 of Snohomish County, Washington, Generation
                 System Revenue Bonds, Series 1993B, 5.800%, 1/01/24 (Alternative
                 Minimum Tax)                                                               1/04 at 102          AAA      4,815,900

       5,000   Washington Public Power Supply System, Nuclear Project No. 2 Refunding
                 Revenue Bonds, Series 1993B, 5.400%, 7/01/05                              No Opt. Call          AAA      5,041,100

       2,000   Bellingham School District No. 501, Whatcom County, Washington, Unlimited
                 Tax General Obligation Bonds, 1994, 6.125%, 12/01/13 (Pre-refunded
                 to 12/01/04)                                                              12/04 at 100          AAA      2,092,440

   Principal                                                                              Optional Call                      Market
Amount (000)   Description                                                                  Provisions*    Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.4%
$      2,000   City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds
                 (Midwest Energy Resources Company Project), Series E-1991
                 (Collateralized), 6.900%, 8/01/21                                         No Opt. Call          AAA  $   2,258,360
       1,000   Three Lakes School District General Obligation Bonds, 6.750%, 4/01/12
                 (Pre-refunded to 4/01/03)                                                  4/03 at 100          AAA      1,049,930
------------------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.3%
       2,000   The Trustees of the University of Wyoming, Facilities Revenue Bonds, Series
                 1991, 7.100%, 6/01/10                                                      6/00 at 101          AAA      2,024,840
------------------------------------------------------------------------------------------------------------------------------------
$    846,820   Total Investments - (cost $748,494,878) - 99.7%                                                          772,319,523
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.3%                                                                       2,306,387
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $ 774,625,910
               =====================================================================================================================

     All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

   * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

  ** Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

 *** Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

(WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 2000


                                                                                                      Intermediate
                                                                                                          Duration          Insured
                                                                                                    Municipal Bond   Municipal Bond
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                                               $ 2,590,993,629    $ 772,319,523
Cash                                                                                                     5,824,522        2,204,448
Receivables:
     Interest                                                                                           50,415,467       14,800,061
     Investments sold                                                                                    3,625,000        4,683,397
     Shares sold                                                                                            86,037           98,672
Other assets                                                                                               101,759           30,969
------------------------------------------------------------------------------------------------------------------------------------
          Total assets                                                                               2,651,046,414      794,137,070
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
     Investments purchased                                                                               8,585,983       15,851,324
     Shares redeemed                                                                                     1,799,076          812,395
Accrued expenses:
     Management fees                                                                                       987,252          306,089
     12b-1 distribution and service fees                                                                    31,692           38,110
     Other                                                                                                 646,958          258,206
Dividends payable                                                                                        8,635,222        2,245,036
------------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                                                             20,686,183       19,511,160
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $ 2,630,360,231    $ 774,625,910
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                         $   116,621,259    $ 109,729,041
Shares outstanding                                                                                      13,093,239       10,606,480
Net asset value and redemption price per share                                                     $          8.91    $       10.35
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of
     offering price)                                                                               $          9.30    $       10.80
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                         $    11,560,131    $  17,034,650
Shares outstanding                                                                                       1,297,394        1,646,233
Net asset value, offering and redemption price per share                                           $          8.91    $       10.35
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                         $     6,919,759    $  10,989,818
Shares outstanding                                                                                         777,569        1,071,553
Net asset value, offering and redemption price per share                                           $          8.90    $       10.26
------------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                         $ 2,495,259,082    $ 636,872,401
Shares outstanding                                                                                     279,932,310       61,781,686
Net asset value, offering and redemption price per share                                           $          8.91    $       10.31
------------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended April 30, 2000

                                                                                                      Intermediate
                                                                                                          Duration          Insured
                                                                                                    Municipal Bond   Municipal Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                                    $ 160,658,069     $ 48,031,957
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                         12,494,246        3,865,869
12b-1 service fees - Class A                                                                               240,723          222,309
12b-1 distribution and service fees - Class B                                                              110,946          149,035
12b-1 distribution and service fees - Class C                                                               55,072           83,159
Shareholders' servicing agent fees and expenses                                                          2,663,243          898,359
Custodian's fees and expenses                                                                              388,723          175,057
Trustees' fees and expenses                                                                                 64,976           22,915
Professional fees                                                                                           58,493           31,555
Shareholders' reports - printing and mailing expenses                                                      635,233           71,886
Federal and state registration fees                                                                         33,238           24,096
Portfolio insurance expense                                                                                      -           23,810
Other expenses                                                                                             116,029           28,079
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                              16,860,922        5,596,129
     Custodian fee credit                                                                                 (124,196)         (65,130)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                            16,736,726        5,530,999
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  143,921,343       42,500,958
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                                     (110,449)     (13,652,989)
Net change in unrealized appreciation or depreciation of investments                                  (203,225,001)     (47,069,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                      (203,335,450)     (60,722,054)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                $ (59,414,107)    $(18,221,096)
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                           Intermediate Duration
                                                                               Municipal Bond              Insured Municipal Bond
                                                                    -------------------------------   -----------------------------
                                                                         Year Ended      Year Ended      Year Ended      Year Ended
                                                                            4/30/00         4/30/99         4/30/00         4/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $   143,921,343   $   145,703,659   $  42,500,958    $ 42,267,203
Net realized gain (loss) from investment transactions                    (110,449)        9,886,226     (13,652,989)      1,889,114
Net change in unrealized appreciation or depreciation of
     investments                                                     (203,225,001)       33,024,384     (47,069,065)      9,916,541
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                 (59,414,107)      188,614,269     (18,221,096)     54,072,858
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
     Class A                                                           (5,987,666)       (5,110,885)     (5,693,646)     (4,814,934)
     Class B                                                             (487,535)         (259,255)       (682,632)       (375,574)
     Class C                                                             (319,952)         (250,362)       (502,115)       (396,974)
     Class R                                                         (135,743,405)     (139,355,083)    (35,829,096)    (36,432,960)
From accumulated net realized gains from investment transactions:
     Class A                                                             (157,870)         (276,503)       (219,264)       (289,942)
     Class B                                                              (16,016)          (16,969)        (31,576)        (28,707)
     Class C                                                               (9,618)          (15,972)        (21,487)        (28,282)
     Class R                                                           (3,372,922)       (7,337,232)     (1,310,350)     (2,094,492)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (146,094,984)     (152,622,261)    (44,290,166)    (44,461,865)
-----------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                      138,202,949       174,357,355      75,557,406      79,661,007
Net proceeds from shares issued to shareholders due to reinvestment
     of distributions                                                 109,843,012       116,641,699      28,547,915      29,306,392
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      248,045,961       290,999,054     104,105,321     108,967,399
Cost of shares redeemed                                              (383,886,721)     (279,773,551)   (127,729,604)    (88,373,485)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions   (135,840,760)       11,225,503     (23,624,283)     20,593,914
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                (341,349,851)       47,217,511     (86,135,545)     30,204,907
Net assets at the beginning of year                                 2,971,710,082     2,924,492,571     860,761,455     830,556,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $ 2,630,360,231   $ 2,971,710,082   $ 774,625,910   $ 860,761,455
===================================================================================================================================
Balance of undistributed net investment income at the
     end of year                                                  $     2,643,271   $     1,260,486   $     360,250   $     566,781
===================================================================================================================================

                                 See accompanying notes to financial statements.
30

Notes to Financial Statements


1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Effective November 24, 1999, Nuveen Municipal Bond Fund ("Municipal Bond") changed its name to Nuveen Intermediate Duration Municipal Bond Fund. Also effective November 24, 1999, the fund will invest in a diversified portfolio of investment grade quality bonds of various maturities with a weighted average duration of between three and 10 years. Both changes were approved by the Board of Trustees of Municipal Bond on November 4, 1999.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2000, Intermediate Duration Municipal Bond and Insured Municipal Bond had outstanding when-issued purchase commitments of $8,585,983 and $15,851,324, respectively.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2000, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Insurance

Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 2000.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                  Intermediate Duration Municipal Bond
                                    ---------------------------------------------------------------
                                           Year Ended 4/30/00               Year Ended 4/30/99
                                    ------------------------------    -----------------------------
                                          Shares            Amount         Shares            Amount
---------------------------------------------------------------------------------------------------
Shares sold:
  Class A                              3,537,711    $   32,170,580      3,884,851     $  37,318,567
  Class B                                719,576         6,517,947        649,958         6,249,871
  Class C                                349,705         3,137,585        358,434         3,445,814
  Class R                             10,637,230        96,376,837     13,266,170       127,343,103

Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                452,979         4,113,838        376,509         3,619,256
  Class B                                 27,021           245,091         16,794           161,493
  Class C                                 21,778           197,700         18,430           177,022
  Class R                             11,574,998       105,286,383     11,717,295       112,683,928
---------------------------------------------------------------------------------------------------
                                      27,320,998       248,045,961     30,288,441       290,999,054
---------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                             (3,476,596)      (31,284,034)    (1,942,093)      (18,655,868)
  Class B                               (502,732)       (4,466,044)       (50,591)         (484,678)
  Class C                               (345,467)       (3,101,371)      (142,641)       (1,371,429)
  Class R                            (38,143,243)     (345,035,272)   (26,989,392)     (259,261,576)
---------------------------------------------------------------------------------------------------
                                     (42,468,038)     (383,886,721)   (29,124,717)     (279,773,551)
---------------------------------------------------------------------------------------------------
Net increase (decrease)              (15,147,040)   $ (135,840,760)     1,163,724     $  11,225,503
===================================================================================================

                                                         Insured Municipal Bond
                                    ---------------------------------------------------------------
                                           Year Ended 4/30/00               Year Ended 4/30/99
                                    ------------------------------    -----------------------------
                                          Shares            Amount         Shares            Amount
---------------------------------------------------------------------------------------------------
Shares sold:
  Class A                              3,086,726    $   32,667,905      2,677,296     $  29,968,100
  Class B                                731,514         7,722,423        822,802         9,209,496
  Class C                                563,538         5,837,176        367,390         4,077,116
  Class R                              2,795,012        29,329,902      3,266,237        36,406,295

Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                332,542         3,509,791        281,935         3,161,785
  Class B                                 30,531           321,893         16,650           186,828
  Class C                                 29,369           306,993         24,527           272,429
  Class R                              2,317,838        24,409,238      2,299,262        25,685,350
---------------------------------------------------------------------------------------------------
                                       9,887,070       104,105,321      9,756,099       108,967,399
---------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                             (2,672,467)      (28,212,038)    (1,302,533)      (14,580,513)
  Class B                               (334,945)       (3,509,444)       (72,969)         (815,543)
  Class C                               (511,995)       (5,290,567)      (137,020)       (1,519,584)
  Class R                             (8,674,594)      (90,717,555)    (6,411,557)      (71,457,845)
---------------------------------------------------------------------------------------------------
                                     (12,194,001)     (127,729,604)    (7,924,079)      (88,373,485)
---------------------------------------------------------------------------------------------------
Net increase (decrease)               (2,306,931)   $  (23,624,283)     1,832,020     $  20,593,914
===================================================================================================

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2000, to shareholders of record on May 9, 2000, as follows:

                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
Dividend per share:
  Class A                                             $ .0375           $ .0450
  Class B                                               .0320             .0385
  Class C                                               .0330             .0395
  Class R                                               .0390             .0465
===============================================================================

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended April 30, 2000, were as follows:

                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
Purchases:
  Long-term municipal securities                $ 368,810,530     $ 352,695,073
  Short-term municipal securities                 105,460,000       109,000,000
Sales and maturities:
  Long-term municipal securities                  494,298,848       374,053,499
  Short-term municipal securities                 105,460,000       109,000,000
===============================================================================

At April 30, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
                                              $ 2,534,500,221     $ 756,632,315
===============================================================================

At April 30, 2000, Insured Municipal Bond had an unused capital loss carryforward of $5,599,414, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2008.

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2000, were as follows:

                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                   $ 93,463,449      $ 29,820,530
  depreciation                                    (36,970,041)      (14,133,322)
-------------------------------------------------------------------------------
Net unrealized appreciation                      $ 56,493,408      $ 15,687,208
===============================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:


Average Daily Net Assets                Management Fee
---------------------------------------------------------
For the first $125 million                  .5000 of 1%
For the next $125 million                   .4875 of 1
For the next $250 million                   .4750 of 1
For the next $500 million                   .4625 of 1
For the next $1 billion                     .4500 of 1
For net assets over $2 billion              .4250 of 1
=========================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of Intermediate Duration Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 2000, John Nuveen & Co Incorporated (the "Distributor"), a wholly-owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares of approximately $278,100 and $229,000 for Intermediate Duration Municipal Bond and Insured Municipal Bond, respectively, of which approximately $259,600 and $229,000, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2000, the Distributor compensated authorized dealers directly with approximately $215,300 and $359,600 in commission advances at the time of purchase for Intermediate Duration Municipal Bond and Insured Municipal Bond, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2000, the Distributor retained approximately $118,300 and $154,800 in such 12b-1 fees for Intermediate Duration Municipal Bond and Insured Municipal Bond, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also retained approximately $94,500 and $105,400 of CDSC on share redemptions for Intermediate Duration Municipal Bond and Insured Municipal Bond, respectively, during the fiscal year ended April 30, 2000.

7. Composition of Net Assets

At April 30, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:


                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
-------------------------------------------------------------------------------
Capital paid-in                               $ 2,570,813,572     $ 764,177,869
Balance of undistributed net investment
  income                                            2,643,271           360,250
Accumulated net realized gain (loss)
  from investment transactions                       (136,504)      (13,736,854)
Net unrealized appreciation of investments         57,039,892        23,824,645
-------------------------------------------------------------------------------
Net assets                                    $ 2,630,360,231     $ 774,625,910
===============================================================================

8. Investment Composition

At April 30, 2000, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                        Intermediate Duration           Insured
                                               Municipal Bond    Municipal Bond
--------------------------------------------------------------------------------
Education and Civic Organizations                           2%                4%
Healthcare                                                 16                17
Housing/Multifamily                                         7                 1
Housing/Single Family                                       5                 7
Tax Obligation/General                                      6                 7
Tax Obligation/Limited                                     10                12
Transportation                                              7                 6
U.S. Guaranteed                                            17                35
Utilities                                                  22                 6
Water and Sewer                                             8                 4
Other                                                      --                 1
--------------------------------------------------------------------------------
                                                          100%              100%
================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (37% for Intermediate Duration Municipal Bond and 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights

Selected data for a share outstanding throughout each period:


Class (Inception Date)

                                          Investment Operations             Less Distributions
                                      ------------------------------    ---------------------------
INTERMEDIATE DURATION
MUNICIPAL BOND                                          Net
                                                  Realized/
                                                 Unrealized
                         Beginning        Net       Invest-                 Net                        Ending
                               Net    Invest-          ment             Invest-                           Net
Year Ended                   Asset       ment          Gain                ment    Capital              Asset         Total
April 30,                    Value     Income        (Loss)     Total    Income      Gains     Total    Value    Return (a)
---------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
    2000                    $ 9.57      $ .45        $ (.65)   $ (.20)   $ (.45)    $ (.01)   $ (.46)  $ 8.91         (2.02)%
    1999                      9.46        .45           .13       .58      (.45)      (.02)     (.47)    9.57          6.28
    1998                      9.14        .46           .35       .81      (.46)      (.03)     (.49)    9.46          9.00
    1997 (d)                  9.24        .08          (.10)     (.02)     (.08)        --      (.08)    9.14          (.23)
    1997 (e)                  9.28        .48            --       .48      (.47)      (.05)     (.52)    9.24          5.26
    1996 (f)                  9.15        .34           .14       .48      (.32)      (.03)     (.35)    9.28          5.33

Class B (2/97)
    2000                      9.57        .39          (.66)     (.27)     (.38)      (.01)     (.39)    8.91         (2.78)
    1999                      9.46        .38           .13       .51      (.38)      (.02)     (.40)    9.57          5.49
    1998                      9.15        .38           .35       .73      (.39)      (.03)     (.42)    9.46          8.09
    1997 (d)                  9.24        .09          (.11)     (.02)     (.07)        --      (.07)    9.15          (.25)
    1997 (f)                  9.23        .03           .01       .04      (.03)        --      (.03)    9.24           .47

Class C (6/95)
    2000                      9.57        .40          (.66)     (.26)     (.40)      (.01)     (.41)    8.90         (2.71)
    1999                      9.44        .40           .15       .55      (.40)      (.02)     (.42)    9.57          5.91
    1998                      9.14        .40           .34       .74      (.41)      (.03)     (.44)    9.44          8.20
    1997 (d)                  9.23        .07          (.09)     (.02)     (.07)        --      (.07)    9.14          (.21)
    1997 (e)                  9.26        .42            --       .42      (.40)      (.05)     (.45)    9.23          4.64
    1996 (f)                  9.15        .29           .13       .42      (.28)      (.03)     (.31)    9.26          4.59

Class R (11/76)
    2000                      9.58        .47          (.66)     (.19)     (.47)      (.01)     (.48)    8.91         (1.93)
    1999                      9.46        .47           .14       .61      (.47)      (.02)     (.49)    9.58          6.59
    1998                      9.15        .48           .34       .82      (.48)      (.03)     (.51)    9.46          9.09
    1997 (d)                  9.24        .08          (.09)     (.01)     (.08)        --      (.08)    9.15          (.09)
    1997 (e)                  9.28        .49           .01       .50      (.49)      (.05)     (.54)    9.24          5.53
    1996 (e)                  9.00        .51           .31       .82      (.51)      (.03)     (.54)    9.28          9.31
---------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                          Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------
                                        Before Credit/              After              After Credit/
                                         Reimbursement        Reimbursement (b)      Reimbursement (c)
                                      -------------------    -------------------    -------------------
                                                    Ratio                  Ratio                  Ratio
INTERMEDIATE DURATION                              of Net                 of Net                 of Net
MUNICIPAL BOND                                    Invest-                Invest-                Invest-
                                      Ratio of       ment    Ratio of       ment    Ratio of       ment
                                      Expenses     Income    Expenses     Income    Expenses     Income
                            Ending          to         to          to         to          to         to
                               Net     Average    Average     Average    Average     Average    Average    Portfolio
Year Ended                  Assets         Net        Net         Net        Net         Net        Net     Turnover
April 30,                    (000)      Assets     Assets      Assets     Assets      Assets     Assets         Rate
--------------------------------------------------------------------------------------------------------------------
Class A (6/95)
    2000                 $ 116,621         .80%       5.01%        .80%      5.01%       .79%      5.02%          13%
    1999                   120,418         .77        4.71        .77       4.71         .77       4.71           12
    1998                    97,029         .80        4.83        .80       4.83         .80       4.83           10
    1997 (d)                70,331         .77*       5.13*        .77*      5.13*       .77*      5.13*           2
    1997 (e)                68,204         .81        5.11        .81       5.11         .81       5.11           12
    1996 (f)                37,089         .86*       5.11*        .83*      5.14*       .83*      5.14*          17

Class B (2/97)
    2000                    11,560        1.55        4.27       1.55       4.27        1.54       4.28           13
    1999                    10,086        1.52        3.96       1.52       3.96        1.52       3.96           12
    1998                     4,136        1.56        4.05       1.56       4.05        1.56       4.05           10
    1997 (d)                   468        1.53*       4.39*      1.53*      4.39*       1.53*      4.39*           2
    1997 (f)                    43        1.51*       5.23*      1.51*      5.23*       1.51*      5.23*          12

Class C (6/95)
    2000                     6,920        1.35        4.47       1.35       4.47        1.34       4.48           13
    1999                     7,191        1.32        4.15       1.32       4.15        1.32       4.15           12
    1998                     4,886        1.35        4.29       1.35       4.29        1.35       4.29           10
    1997 (d)                 5,360        1.32*       4.58*      1.32*      4.58*       1.32*      4.58*           2
    1997 (e)                 5,039        1.54        4.37       1.54       4.37        1.54       4.37           12
    1996 (f)                 1,915        1.64*       4.33*      1.58*      4.39*       1.58*      4.39*          17

Class R (11/76)
    2000                 2,495,259         .59        5.21        .59       5.21         .59       5.22           13
    1999                 2,834,016         .57        4.90        .57       4.90         .57       4.90           12
    1998                 2,818,442         .60        5.04        .60       5.04         .60       5.04           10
    1997 (d)             2,774,648         .57*       5.33*       .57*      5.33*        .57*      5.33*           2
    1997 (e)             2,818,214         .57        5.35        .57       5.35         .57       5.35           12
    1996 (e)             2,878,641         .59        5.53        .59       5.53         .59       5.53           17
--------------------------------------------------------------------------------------------------------------------

*    Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c)  After custodian fee credit and expense reimbursement, where applicable.

(d)  For the two months ended April 30.

(e)  For the fiscal year ended February 28/29.

(f)  From commencement of class operations as noted through February 28/29.

Selected data for a share outstanding throughout each period:




Class (Inception Date)

                                          Investment Operations             Less Distributions
                                      ------------------------------    ---------------------------
INSURED MUNICIPAL BOND                                  Net
                                                  Realized/
                                                 Unrealized
                         Beginning        Net       Invest-                 Net                        Ending
                               Net    Invest-          ment             Invest-                           Net
Year Ended                   Asset       ment          Gain                ment    Capital              Asset         Total
April 30,                    Value     Income        (Loss)     Total    Income      Gains     Total    Value    Return (a)
---------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
    2000                   $ 11.16      $ .54        $ (.79)   $ (.25)   $ (.54)    $ (.02)   $ (.56)  $ 10.35       (2.19)%
    1999                     11.03        .54           .16       .70      (.54)      (.03)     (.57)    11.16        6.43
    1998                     10.66        .54           .41       .95      (.55)      (.03)     (.58)    11.03        9.05
    1997 (d)                 10.82        .09          (.16)     (.07)     (.09)        -       (.09)    10.66        (.63)
    1997 (e)                 10.97        .56          (.13)      .43      (.54)      (.04)     (.58)    10.82        4.04
    1996 (e)                 10.40        .54           .57      1.11      (.54)        -       (.54)    10.97       10.90
Class B (2/97)
     2000                    11.16        .46          (.79)     (.33)     (.46)      (.02)     (.48)    10.35       (2.94)
     1999                    11.03        .45           .16       .61      (.45)      (.03)     (.48)    11.16        5.63
     1998                    10.67        .46           .39       .85      (.46)      (.03)     (.49)    11.03        8.14
     1997 (d)                10.82        .09          (.16)     (.07)     (.08)        -       (.08)    10.67        (.65)
     1997 (f)                10.80        .04           .02       .06      (.04)        -       (.04)    10.82         .55
Class C (9/94)
      2000                   11.05        .47          (.77)     (.30)     (.47)      (.02)     (.49)    10.26       (2.64)
      1999                   10.92        .47           .16       .63      (.47)      (.03)     (.50)    11.05        5.86
      1998                   10.56        .48           .39       .87      (.48)      (.03)     (.51)    10.92        8.39
      1997 (d)               10.72        .08          (.16)     (.08)     (.08)        -       (.08)    10.56        (.73)
      1997 (e)               10.85        .46          (.09)      .37      (.46)      (.04)     (.50)    10.72        3.48
      1996 (e)               10.31        .46           .54      1.00      (.46)        -       (.46)    10.85        9.88
Class R (12/86)
      2000                   11.11        .56          (.78)     (.22)     (.56)      (.02)     (.58)    10.31       (1.94)
      1999                   10.98        .56           .15       .71      (.55)      (.03)     (.58)    11.11        6.62
      1998                   10.62        .56           .39       .95      (.56)      (.03)     (.59)    10.98        9.17
      1997 (d)               10.78        .09          (.15)     (.06)     (.10)        -       (.10)    10.62        (.60)
      1997 (e)               10.92        .57          (.11)      .46      (.56)      (.04)     (.60)    10.78        4.38
      1996 (e)               10.38        .57           .54      1.11      (.57)        -       (.57)    10.92       10.94
===========================================================================================================================

*    Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the two months ended April 30.
(e)  For the fiscal year ended February 28/29.
(f)  From commencement of class operations as noted through February 28/29.


Class (Inception Date)
                                                          Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------
                                        Before Credit/              After              After Credit/
                                         Reimbursement        Reimbursement (b)      Reimbursement (c)
                                      -------------------    -------------------    -------------------
                                                    Ratio                  Ratio                  Ratio
                                                   of Net                 of Net                 of Net
INSURED MUNICIPAL BOND                            Invest-                Invest-                Invest-
                                      Ratio of       ment    Ratio of       ment    Ratio of       ment
                                      Expenses     Income    Expenses     Income    Expenses     Income
                            Ending          to         to          to         to          to         to
                               Net     Average    Average     Average    Average     Average    Average    Portfolio
Year Ended                  Assets         Net        Net         Net        Net         Net        Net     Turnover
April 30,                    (000)      Assets     Assets      Assets     Assets      Assets     Assets         Rate
--------------------------------------------------------------------------------------------------------------------
Class A (9/94)
    2000                  $ 109,729        .83%      5.09%        .83%      5.09%        .83%      5.09%          44%
    1999                    109,986        .81       4.80         .81       4.80         .81       4.80           13
    1998                     90,459        .81       4.91         .86       4.91         .86       4.91           40
    1997 (d)                 69,291        .84*      5.12*        .84*      5.12*        .84*      5.12*          12
    1997 (e)                 68,268        .87       5.07         .87       5.07         .87       5.07           35
    1996 (e)                 46,943        .92       5.00         .91       5.01         .91       5.01           27
Class B (2/97)
    2000                     17,035       1.59       4.35        1.59       4.35        1.58       4.35           44
    1999                     13,602       1.56       4.05        1.56       4.05        1.56       4.05           13
    1998                      4,992       1.61       4.14        1.61       4.14        1.61       4.14           40
    1997 (d)                    488       1.59*      4.36*       1.59*      4.36*       1.59*      4.36*          12
    1997 (f)                    228       1.58*      4.84*       1.58*      4.84*       1.58*      4.84*          35
Class C (9/94)
    2000                     10,990       1.38       4.53        1.38       4.53        1.38       4.54           44
    1999                     10,947       1.36       4.25        1.36       4.25        1.36       4.25           13
    1998                      8,037       1.41       4.36        1.41       4.36        1.41       4.36           40
    1997 (d)                  5,615       1.39*      4.57*       1.39*      4.57*       1.39*      4.57*          12
    1997 (e)                  5,448       1.61       4.33        1.61       4.33        1.61       4.33           35
    1996 (e)                  5,151       1.63       4.34        1.63       4.34        1.63       4.34           27
Class R (12/86)
    2000                    636,872        .63       5.28         .63       5.28         .62       5.29           44
    1999                    726,228        .62       5.00         .62       5.00         .62       5.00           13
    1998                    727,068        .66       5.12         .66       5.12         .66       5.12           40
    1997 (d)                714,622        .64*      5.31*        .64*      5.31*        .64*      5.31*          12
    1997 (e)                732,587        .63       5.31         .63       5.31         .63       5.31           35
    1996 (e)                761,936        .63       5.33         .63       5.33         .63       5.33           27
===========================================================================================================================

*    Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the two months ended April 30.
(e)  For the fiscal year ended February 28/29.
(f)  From commencement of class operations as noted through February 28/29.

Report of Independent Public Accountants



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets, including the portfolios of investments, of the Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Insured Municipal Bond Fund (two of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business trust)), as of April 30, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Insured Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
June 20, 2000

Building a Better Portfolio
Can Make You a Successful Investor

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund

Income
Income Fund
Floating Rate Fund(1)

Tax-Free Income

National Funds
High Yield
Long-Term
Insured Long Term
Intermediate-Term
Limited-Term

State Funds
Arizona
California(2)
Colorado
Connecticut
Florida
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Kansas
Kentucky
Louisiana
Maryland
Massachusetts(2)
Michigan
Missouri
New Jersey
New Mexico
New York(2)
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial advisor a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds
Nuveen offers a family of equity, balanced and municipal bond funds featuring experienced investment managers including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. Nuveen's managers give you all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios
Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)
Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See fund prospectus for additional information.

2. Long-term and insured long-term portfolios.

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

        Serving
Investors
        For Generations

[Photo of John Nuveen, Sr. appears here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

N U V E E N
     Investments

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                               N U V E E N
                                                                     Investments
--------------------------------------------------------------------------------

Municipal Bond
Funds

                         ANNUAL REPORT  APRIL 30, 2000

Dependable, tax-free income to help you keep more of what you earn.


                             [PHOTOS APPEAR HERE]


                       All-American Municipal Bond Fund
                       Intermediate Municipal Bond Fund
                       Limited Term Municipal Bond Fund
                        High Yield Municipal Bond Fund

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

(800) 257-8787

Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL



Contents
1  Dear Shareholder

3  From the Portfolio Managers' Perspective:

     Nuveen Flagship All-American
     Municipal Bond Fund
     Nuveen Flagship Intermediate
     Municipal Bond Fund
     Nuveen Flagship Limited Term
     Municipal Bond Fund

7  Nuveen Flagship All-American Municipal Bond Fund Spotlight

8  Nuveen Flagship Intermediate Municipal
   Bond Fund Spotlight

9  Nuveen Flagship Limited Term Municipal Bond
   Fund Spotlight

10 From the Portfolio Manager's Perspective
     Nuveen High Yield Municipal Bond Fund

13 Nuveen High Yield Municipal Bond Fund
   Spotlight

14 Portfolio of Investments

39 Statement of Net Assets

40 Statement of Operations

41 Statement of Changes in Net Assets

42 Notes to Financial Statements

48 Financial Highlights

52 Report of Independent Public Accountants

53 Building a Better Portfolio

Must be preceded by or accompanied by a prospectus.

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

DEAR

Shareholder,

As personal wealth continues to grow at an ever-increasing rate, people are realizing the power of their investments to do good and to make a difference in their families and communities now and for generations to come.

Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams -- the things that matter most to you and how you can make them happen -- or make them better.

Through a well-crafted financial plan, you have the chance to shape future generations -- to broaden your sphere of influence -- to leave your legacy.

As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality -- for yourself and future generations.

Family Wealth Management Too often, family wealth management is thought of in one dimension -- as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.
     We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.

A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices -- choices that affect not only your loved ones today, but those your legacy will touch in the future.

     Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interests at heart.

                                                            ANNUAL REPORT page 1

     In addition, we believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs.

     In fact, you may be reading this report at the suggestion of your financial advisor. We've prepared the following interview to let you know what the investment and research management teams have done during your fund's fiscal period.

     For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.

Sincerely,

Tim Schwertfeger
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
June 16, 2000

ANNUAL REPORT page 2

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND
NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND
NUVEEN FLAGSHIP FLORIDA MUNICIPAL BOND FUND

From the Portfolio Managers' Perspective
--------------------------------------------------------------------------------

For nearly a year, the Federal Reserve Board (the Fed) has continued on a track to raise interest rates in an attempt to stymie inflation. These "tightening" measures put pressure on nearly all bonds, including municipal securities. Rick Huber, portfolio manager of the Nuveen Flagship All-American Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund, and Paul Brennan, portfolio manager of Nuveen Flagship Intermediate Municipal Bond Fund, discuss the economic environment in which the funds participated, as well as their funds' performance and key investment strategies

ALL-AMERICAN

Morningstar Rating(TM)+
****
Overall rating among 1,692
municipal bond funds as
of 4/30/00


INTERMEDIATE
Morningstar Rating(TM)+
****
Overall rating among 1,692
municipal bond funds as
of 4/30/00


LIMITED TERM
Morningstar Rating(TM)+
*****
Overall rating among 1,692
municipal bond funds as
of 4/30/00

+ The Morningstar ratings are overall for the municipal bond category and relate to Class A shares only; the other classes may vary. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 4/30/00 and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the funds' three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

Nuveen Flagship All-American Municipal Bond Fund received 3 stars for the 3-and 5-year periods and 4 stars for the 10-year period.

The Nuveen Intermediate Fund received 3 stars for the 3-year period and 4 stars for the 5-year period.

The Nuveen Flagship Limited Term Fund received 4 stars for the 3- and 5-year periods and 5 stars for the 10-year period.

The top 10% of the funds in a broad asset class receive five stars, and the next 22.5% receive four stars, and the next 35% receive three stars. The funds were rated among 1,692 funds for the three-year period, 1,438 for the five-year period and 405 for the 10-year period.

Performance figures are quoted for Class A shares at net asset value. Comments cover the fiscal 12-month period ended April 30, 2000. The views expressed reflect those of the portfolio management team and are subject to change at any time, based on market and other conditions.

A voluntary expense limitation was in place for Nuveen Intermediate Municipal Bond Fund during the period. Total return would have been less.


Q    How would you describe the overall fixed-income investing environment during the past 12 months?

Rick Rising interest rates translated into a difficult bond market environment. The Fed raised interest rates five times during the past 12 months, lifting the federal funds rates -- the rate banks charge each other for overnight loans --to 6%, a five-year high. After the fund's fiscal annual period ended, a sixth hike followed on May 16, bringing the fed funds rate to 6.50%.

     These moves were intended to curb the strong U.S. economy and stifle any inflationary pressures that might be brewing as a result. Bond yields rose in response, and their prices -- which generally move in the opposite direction of their yields -- posted losses.

PAUL Supply and demand also played a role in determining municipal bond returns during the past 12 months.

     On a positive note, the supply of municipal bonds dwindled as rising rates extinguished opportunities for issuers to refinance or refund older, more expensive debt. In addition, the strength of national and local economies translated into higher revenues and tax collections for many municipalities, thereby reducing their debt financing needs. These developments translated into a 40% reduction of the supply of municipals in the first quarter of 2000, compared to the same quarter a year earlier.

     Demand, on the other hand, was spotty. Lured by the red-hot returns of technology and other stocks, investors generally avoided fixed-income investments throughout most of 1999. In early 2000, however, the demand for municipals became strong again when technology stocks experienced a downturn and municipal bond yields touched 6%.

                                                            ANNUAL REPORT page 3

ALL-AMERICAN

Top Five Sectors

U.S. Guaranteed                    16%
-------------------------------------
Healthcare                         13%
-------------------------------------
Utilities                          12%
-------------------------------------
Tax Obligation (Limited)           11%
-------------------------------------
Education and Civic Organizations  11%
-------------------------------------

INTERMEDIATE

Top Five Sectors

Healthcare                         18%
-------------------------------------
Transportation                     17%
-------------------------------------
Tax Obligation (General)           15%
-------------------------------------
Utilities                           9%
-------------------------------------
Tax Obligation (Limited)            9%
-------------------------------------

LIMITED TERM

Top Five Sectors

Utilities                          23%
-------------------------------------
Healthcare                         18%
-------------------------------------
Education and Civic Organizations  12%
-------------------------------------
Tax Obligation (Limited)           11%
-------------------------------------
Housing Multifamily                 9%
-------------------------------------

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

     1 The Lipper Peer Group returns represent the total return of the 274 funds in the Lipper General Municipal Debt Funds category for the period from May 1, 1999, through April 30, 2000. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

     2 The Lehman Brothers Municipal Bond Indices are comprised of a broad range of investment-grade municipal bonds and do not reflect any initial or ongoing expenses.

     3 Taxable equivalent yield/total return represents the yield/total return on a taxable investment necessary to equal the yield/total return of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield shown is based on the 30-day SEC yield and a federal income tax rate of 31%. The taxable equivalent total return is based on the fund's one-year total return and the 31% federal income tax rate.

     4 The Lipper Peer Group returns represent the return of the 41 funds in the Short-Intermediate Municipal Debt Funds category for the period from May 1, 1999, through April 30, 2000. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.


Q How did Nuveen Flagship All-American Municipal Bond Fund perform during the period?

RICK For the 12-month period ended April 30, 2000, the fund reported a total return of -4.48% for Class A shares on net asset value. In comparison, the Lipper General Municipal Bond Peer Group reported a total return of -3.31% for the same one-year period, and the Lehman Brothers Municipal Bond Index reported a return of -0.92%./1/, /2/ Shareholders in the 31% federal income tax bracket would have to earn a total return of -2.21% on a taxable investment to have earned the equivalent of their fund's tax-exempt total return for the one-year period./3/

     As of April 30, 2000, the fund's SEC 30-day yield was 5.41%. For investors in the 31% federal income tax bracket, that is equivalent to a yield of 7.84% on a taxable investment./3/

Q How did Nuveen Flagship Limited Term Municipal Bond Fund perform during its fiscal period?

RICK For the 12-month period ended April 30, 2000, the total return for Class A shares on net asset value was -0.57%. In comparison, the Lipper Short-Intermediate Municipal Debt Fund Peer Group returned 0.16% and the Lehman Brothers Municipal Bond Index (5-year) reported a return of 0.36%./2/, /4/ Shareholders in the 31% federal income tax bracket would have to earn a total return of 1.43% on a taxable investment to have earned the equivalent of their fund's tax-exempt total return for the one-year period./3/

     As of April 30, 2000, the fund's SEC 30-day yield was 4.64%. For investors in the federal income tax bracket, that is equivalent to a yield of 6.72% on a taxable investment./3/

Q What investment strategies did you employ during the past year?

RICK To maintain a competitive distribution yield, each fund had significant holdings in BBB-rated and non-rated securities, which generally lagged their higher-quality counterparts during the past year. As interest rates rose, investors' aversion to risk seemingly intensified, and lower-quality and non-rated municipal bonds fell out of favor. This occurred despite the fact that the strong U.S. economy meant improving credit fundamentals for many issuers of BBB-rated and non-rated bonds.

     In response to investors' ongoing avoidance of lower-quality bonds, we reduced our stake in them over the past six months. That said, we continue to hold some selected BBB-rated and non-rated hospital, industrial development and utility bonds because they offered attractive yields and the potential to outpace higher-rated securities if they move back into favor.

Q Where did you find attractive opportunities during the period?

RICK We capitalized on the recent rise in interest rates and the resulting decline in bond prices to improve All-American's tax efficiency. As rates rose, prices on some of the fund's holdings fell. By selling certain bonds at a loss, we created tax-loss carryforwards that can be used to offset current and/or future realized capital gains. An additional benefit of these transactions is that we used the proceeds from the sale of bonds to finance purchases of new bonds with higher income streams.

ANNUAL REPORT page 4

Q Paul, what can you tell us about Nuveen Flagship Intermediate Municipal Bond Fund's performance?

PAUL The fund reported a total return of -2.17% for the 12-month period ended April 30, 2000 for Class A shares on net asset value. In comparison, the Lipper National Intermediate Municipal Fund category reported a -1.17% total return for the 12-month period and the Lehman Brothers Municipal Bond Index (7-year) returned -0.03%./2/,/5/ Shareholders in the 31% federal income tax bracket would have had to earn a total return of -0.08% on a taxable investment to have earned the equivalent of their fund's tax-exempt total return for the 12-month period./3/

     As of April 30, 2000, the fund's SEC 30-day yield was 4.97%. For investors in the 31% federal income tax bracket, that is equivalent to a yield of 7.20% on a taxable investment./3/

     The fund's lag stemmed mostly from our focus on maximizing distribution yield by maintaining a somewhat longer duration than our peers. Duration is a measure of a bond's interest rate sensitivity; the longer a bond's duration, the more its share price will fall when rates rise and vice versa. Among intermediate maturity bonds, an investor typically can pick up a fair amount of additional yield for moving out each successive year of maturity. With interest rates on the rise as they were during the fiscal period, however, the fund's longer duration detracted from performance.

Q What were some of your other key strategies?

PAUL Like Nuveen Flagship All-American and Nuveen Flagship Limited Term Municipal Bond Fund, we identified several opportunities to do some tax loss swapping. When we made those trades, we looked to improve the fund's overall call protection, which can help insulate the fund from the inopportune redemption of bonds that can occur when interest rates fall.

     Recently, for example, we purchased bonds issued by the City of Chicago, the District of Columbia and Boone McHenry Dekalb School District, all of which carried call protection in excess of 10 years.

     We also maintained a significant position in non-rated bonds and those rated BBB, which is at the lower end of the investment grade credit rating scale, as judged by Standard & Poor's and Moody's Investors Service.

     As Rick explained, a lack of demand caused these bonds to underperform their higher-quality counterparts over the past year. But we think that the pain they suffered in response was overdone, and that selected non- and BBB-rated securities offer the potential to outperform. Furthermore, they offer a very attractive yield advantage over higher-rated securities, although they do carry more risk.

Q What's ahead for the municipal market and these three Nuveen Flagship municipal bond funds?

RICK At the end of the period, bond prices seemingly reflected investors' expectations for further interest rate hikes. Aside from interest rates, supply and demand conditions will also play a role in the performance of municipal bonds. We expect supply to remain low, a consequence of higher interest rates. Demand is more of an unknown. As we mentioned in the beginning, investors generally avoided fixed-income investments of all types during 1999 in favor of stocks. If the trend we've seen in early 2000 continues and investors continue to seek out more fixed-income investments, municipals could benefit.

ALL-AMERICAN

Bond Credit Quality

[PIE CHART APPEARS HERE]

AAA/U.S.
Guaranteed........................ 33%
AA................................  9%
A................................. 19%
BBB............................... 25%
NR................................ 13%
Other.............................  1%

INTERMEDIATE

Bond Credit Quality

[PIE CHART APPEARS HERE]

AAA/U.S.
Guaranteed........................ 37%
AA................................  3%
A................................. 13%
BBB............................... 32%
NR................................ 15%

LIMITED TERM

Bond Credit Quality

[PIE CHART APPEARS]

AAA/U.S.
Guaranteed........................ 33%
AA................................  6%
A................................. 20%
BBB............................... 27%
NR................................ 12%
Other.............................  2%

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

2 The Lehman Brothers Municipal Bond Indices are comprised of a broad range of investment-grade municipal bonds and do not reflect any initial or ongoing expenses.

3 Taxable equivalent yield/total return represents the yield/total return on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield shown is based on the 30-day SEC yield and a federal income tax rate of 31%. The taxable equivalent total return is based on the fund's one-year total return and the 31% federal tax rate.

5 The Lipper Peer Group returns represent the total return of the 129 funds in the Lipper Intermediate Municipal Debt Funds category for the period from May 1, 1999, through April 30, 2000. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                                                            ANNUAL REPORT page 5

PAUL Using history as a guide, federal tax-free municipal bonds currently offer an attractive value relative to their Treasury counterparts. (Of course, Treasuries are backed by the full faith and credit of the U.S. government.)


ANNUAL REPORT page 6

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000

Quick Facts
                                A Shares             B Shares            C Shares            R Shares
NAV                              $ 10.33             $  10.34             $ 10.32             $ 10.34
------------------------------------------------------------------------------------------------------
Latest Monthly Dividend*         $0.0470             $ 0.0405             $0.0420             $0.0485
------------------------------------------------------------------------------------------------------
Fund Symbol                        FLAAX                  N/A               FAACX                 N/A
------------------------------------------------------------------------------------------------------
CUSIP                          67065Q889            67065Q871           67065Q863           67065Q855
------------------------------------------------------------------------------------------------------
Inception Date                     10/88                 2/97                6/93                2/97
------------------------------------------------------------------------------------------------------

*Paid May 1, 2000

 Total Returns as of 4/30/00 (Annualized)+

                                 A Shares                    B Shares           C Shares     R Shares
                            NAV           Offer      w/o CDSC        w/CDSC       NAV          NAV
1-Year                     -4.48%        -8.49%      -5.21%          -8.83%      -5.02%        -4.29%
------------------------------------------------------------------------------------------------------
1-Year TER*                -2.21%        -6.31%      -3.28%          -6.89%      -3.00%        -1.93%
------------------------------------------------------------------------------------------------------
5-Year                      5.45%         4.55%       4.76%           4.60%       4.89%         5.61%
------------------------------------------------------------------------------------------------------
5-Year TER*                 7.94%         7.02%       6.92%           6.77%       7.12%         8.16%
------------------------------------------------------------------------------------------------------
10-Year                     7.40%         6.94%       6.92%           6.92%       6.81%         7.48%
------------------------------------------------------------------------------------------------------
10-Year TER*               10.17%         9.70%       9.47%           9.47%       9.32%        10.29%
------------------------------------------------------------------------------------------------------

* Taxable Equivalent Return (Based on a federal income tax rate of 31%.)

 Total Returns as of 3/31/00 (Annualized)+

                                 A Shares                    B Shares           C Shares      R Shares
                            NAV           Offer      w/o CDSC        w/CDSC       NAV           NAV
1-Year                     -3.69%        -7.72%      -4.42%          -8.06%      -4.32%        -3.58%
------------------------------------------------------------------------------------------------------
5-Year                      5.58%         4.69%       4.89%           4.73%       5.00%         5.72%
------------------------------------------------------------------------------------------------------
10-Year                     7.28%         6.82%       6.79%           6.79%       6.68%         7.35%
------------------------------------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

 Tax-Free Yields

                                   A Shares                  B Shares           C Shares      R Shares
                               NAV          Offer              NAV                NAV            NAV
SEC 30-Day Yield              5.41%         5.18%             4.65%               4.85%         5.61%
------------------------------------------------------------------------------------------------------
Taxable Equivalent Yield      7.84%         7.51%             6.74%               7.03%         8.13%
------------------------------------------------------------------------------------------------------

 Index Comparison.

                         [MOUNTAIN CHART APPEARS HERE]

           Nuveen Flagship            Nuveen Flagship           Lehman Brothers
           All-American Municipal     All-American Municipal    Municipal Bond
           Fund (Offer)               Fund (NAV)                Index
4/1990        $  9,580                   $ 10,000                 $ 10,000
4/1991        $ 10,753                   $ 11,224                 $ 11,149
4/1992        $ 11,965                   $ 12,489                 $ 12,209
4/1993        $ 13,785                   $ 14,390                 $ 13,754
4/1994        $ 14,141                   $ 14,761                 $ 14,050
4/1995        $ 15,006                   $ 15,664                 $ 14,985
4/1996        $ 16,151                   $ 16,860                 $ 16,176
4/1997        $ 17,482                   $ 18,248                 $ 17,252
4/1998        $ 19,286                   $ 20,131                 $ 18,857
4/1999        $ 20,488                   $ 21,387                 $ 20,167
4/2000        $ 19,981                   $ 20,426                 $ 19,568


Portfolio Statistics

Total Net Assets            $362.2 million
------------------------------------------
Average Effective
Maturity                       18.68 years
------------------------------------------
Average Duration                      8.87
------------------------------------------

---- Nuveen Flagship All-American Municipal Fund (Offer) $19,568

---- Nuveen Flagship All-American Municipal Fund (NAV) $20,426

---- Lehman Brothers Municipal Bond Index $19,981

 . The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Terms To Know

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Fed Tightening When the Federal Reserve is following tight money policy, it is essentially decreasing the money supply by increasing the fed funds rate and making money more expensive to borrow. The intention is to slow the growth of the economy and curtail inflation.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond A debt issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

ANNUAL REPORT   Page 7

Terms To Know

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Fed Tightening When the Federal Reserve is following tight money policy, it is essentially decreasing the money supply by increasing the fed funds rate and making money more expensive to borrow. The intention is to slow the growth of the economy and curtail inflation.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond A debt issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000

Quick Facts

                                    A Shares             C Shares     R Shares
NAV                                  $ 10.11              $ 10.13      $ 10.11
--------------------------------------------------------------------------------
Latest Monthly Dividend*             $0.0420              $0.0370      $0.0435
--------------------------------------------------------------------------------
Fund Symbol                            FINTX                FINCX          N/A
--------------------------------------------------------------------------------
CUSIP                              67065Q814            67065Q798    67065Q780
--------------------------------------------------------------------------------
Inception Date                          9/92                12/95         2/97
--------------------------------------------------------------------------------

*Paid May 1, 2000

Total Returns as of 4/30/00 (Annualized)+

                                    A Shares             C Shares     R Shares
                                 NAV        Offer           NAV          NAV
1-Year                         -2.17%       -5.10%        -2.72%       -1.91%
--------------------------------------------------------------------------------
1-Year TER*                    -0.08%       -3.07%        -0.89%        0.26%
--------------------------------------------------------------------------------
5-Year                          5.38%        4.74%         4.84%        5.50%
--------------------------------------------------------------------------------
5-Year TER*                     7.60%        6.95%         6.79%        7.78%
--------------------------------------------------------------------------------
Since Inception                 5.82%        5.40%         5.26%        5.90%
--------------------------------------------------------------------------------
Since Inception TER*            8.06%        7.63%         7.23%        8.17%
--------------------------------------------------------------------------------

* Taxable Equivalent Return (Based on a federal income tax rate of 31%.)

Total Returns as of 3/31/00 (Annualized)+

                                    A Shares             C Shares     R Shares
                                 NAV        Offer           NAV          NAV
1-Year                          1.63%       -4.58%        -2.19%       -1.37%
--------------------------------------------------------------------------------
5-Year                          5.53%        4.89%         4.97%        5.63%
--------------------------------------------------------------------------------
Since Inception                 5.92%        5.50%         5.35%        5.99%
--------------------------------------------------------------------------------

+ Class A shares returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields

                                    A Shares             C Shares     R Shares
                                 NAV        Offer           NAV          NAV
SEC 30-Day Yield                4.97%        4.82%         4.42%        5.18%
--------------------------------------------------------------------------------
Taxable Equivalent Yield (31%)  7.20%        6.99%         6.41%        7.51%
--------------------------------------------------------------------------------

Index Comparison+

                         [MOUNTAIN CHART APPEARS HERE]

          Nuveen Flagship Intermediate         Nuveen Flagship Intermediate         Lehman Brothers 7 Year
          Municipal Bond Fund (Offer)          Municipal Bond Fund (NVA)            Municipal Bond Index
9/1992          $  9,700                              $ 10,000                             $ 10,000
4/1993          $ 10,598                              $ 10,926                             $ 10,553
4/1994          $ 10,938                              $ 11,276                             $ 10,882
4/1995          $ 11,460                              $ 11,814                             $ 11,517
4/1996          $ 12,338                              $ 12,719                             $ 12,390
4/1997          $ 13,162                              $ 13,569                             $ 13,055
4/1998          $ 14,343                              $ 14,787                             $ 14,080
4/1999          $ 15,223                              $ 15,694                             $ 15,037
4/2000          $ 14,892                              $ 15,352                             $ 15,034

Portfolio Statistics

Total Net Assets             $56 million
----------------------------------------
Average Effective
Maturity                      8.51 years
----------------------------------------
Average Duration                    6.69
----------------------------------------

---- Nuveen Flagship Intermediate Municipal Bond Fund (Offer) $14,892

---- Nuveen Flagship Intermediate Municipal Bond Fund (NAV) $15,352

---- Lehman Brothers 7 Year Municipal Bond Index $15,034

 . The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 7-year Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (3%) and all ongoing fund expenses.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

ANNUAL REPORT   Page 8

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000


 Quick Facts

                                A Shares      C Shares       R Shares

NAV                         $     10.35    $     10.34    $     10.33
----------------------------------------------------------------------
Latest Monthly Dividend*    $    0.0400    $    0.0370    $    0.0420
----------------------------------------------------------------------
Fund Symbol                       FLTDX          FLTCX            N/A
----------------------------------------------------------------------
CUSIP                         67065Q848      67065Q830      67065Q822
----------------------------------------------------------------------
Inception Date                    10/87          12/95           2/97
----------------------------------------------------------------------
*Paid May 1, 2000

 Total Returns as of 4/30/00 (Annualized)+

                         A Shares              C Shares      R Shares
                    NAV           Offer           NAV           NAV

1-Year             -0.57%        -3.06%         -0.82%        -0.35%
----------------------------------------------------------------------
1-Year TER*         1.43%        -1.11%          1.03%         1.76%
----------------------------------------------------------------------
5-Year              4.46%         3.93%          4.11%         4.57%
----------------------------------------------------------------------
5-Year TER*         6.60%         6.06%          6.10%         6.78%
----------------------------------------------------------------------
10-Year             5.74%         5.48%          5.41%         5.80%
----------------------------------------------------------------------
10-Year TER*        8.10%         7.83%          7.62%         8.18%
----------------------------------------------------------------------
* Taxable Equivalent Return (Based on a federal income tax rate of 31%.)

 Total Returns as of 3/31/00 (Annualized)+

                       A Shares              C Shares       R Shares
                   NAV         Offer            NAV            NAV

1-Year           -0.11%       -2.61%          -0.54%          0.03%
----------------------------------------------------------------------
5-Year            4.59%        4.06%           4.21%          4.69%
----------------------------------------------------------------------
10-Year           5.75%        5.48%           5.40%          5.80%
----------------------------------------------------------------------
+ Class A shares returns are actual. Class C and R returns are actual for the period since class inception: returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales change. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

 Tax-Free Yields

                                   A Shares       C Shares   R Shares
                                 NAV      Offer      NAV        NAV

SEC 30-Day Yield                 4.64%     4.52%     4.29%      4.84%
----------------------------------------------------------------------
Taxable Equivalent Yield (31%)   6.72%     6.55%     6.22%      7.01%
----------------------------------------------------------------------

 Index Comparison.

[MOUNTAIN CHART APPEARS HERE]

               Nuveen Flagship Limited Term          Nuveen Flagship Limited Term         Lehman Brothers 5 Year
                Municipal Bond Fund (offer)           Municipal Bond Fund (NAV)            Municipal Bond Index
4/1990               $   9,750                               $  10,000                         $  10,000
4/1991               $  10,613                               $  10,886                         $  11,120
4/1992               $  11,550                               $  11,847                         $  12,081
4/1993               $  12,762                               $  13,089                         $  13,330
4/1994               $  13,171                               $  13,509                         $  13,699
4/1995               $  13,702                               $  14,054                         $  14,447
4/1996               $  14,524                               $  14,896                         $  15,440
4/1997               $  15,219                               $  15,609                         $  16,159
4/1998               $  16,234                               $  16,650                         $  17,248
4/1999               $  17,139                               $  17,578                         $  18,368
4/2000               $  17,041                               $  17,477                         $  18,434

Portfolio Statistics

Total Net Assets                          $460.4 million
--------------------------------------------------------
Average Effective Maturity                    4.58 years
--------------------------------------------------------
Average Duration                                    3.91
--------------------------------------------------------

 Terms To Know

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Fed Tightening When the Federal Reserve is following tight money policy, it is essentially decreasing the money supply by increasing the fed funds rate and making money more expensive to borrow. The intention is to slow the growth of the economy and curtail inflation.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond A debt issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

                                                            ANNUAL REPORT page 9

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

From the Portfolio Manager's Perspective
------------------------------------------------------------------------------

1 The Lipper Peer Group returns represent the total return of the 57 funds in the Lipper High Yield Municipal Debt Funds category for the period from June 30, 1999, through April 30, 2000 and the 59 funds in the Lipper category for the year-to-date period ending April 30, 2000. The Lipper return is compared to Nuveen High Yield Municipal Bond Fund's performance since its inception June 7, 1999. The fund's return from June 30, 1999 to April 30, 2000, was 0.16%. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

Investment by the fund in lower-rated and nonrated securities presents greater risk of loss of principal than investments in investment-grade securities.

Performance figures are quoted for Class A shares at net asset value. Comments cover the period from the fund's inception on June 7, 1999, through its fiscal year end, April 30, 2000. The views expressed reflect those of the portfolio management team and are subject to change at any time, based on market and other conditions.

A voluntary expense limitation was in place for Nuveen High Yield Municipal Bond Fund during the period.

Nuveen High Yield Municipal Bond Fund features portfolio management by Nuveen Investment Management, a team of portfolio managers and research analysts committed to a disciplined, research-oriented investment strategy. To help you understand the fund's performance during its fiscal year ending April 30, 2000, we spoke with Steve Peterson, lead portfolio manager of the fund.

Q The Nuveen High Yield Municipal Bond Fund began operations on June 7, 1999.
-
The fund reported a total return of -2.69% from its inception through April 30, 2000. Although not posting a positive return, the fund did outperform the Lipper High Yield Municipal Debt Fund category average of -3.03.1 It looks like high yield municipal bond funds in general had a tough time. What happened in this market over the period?

STEVE The municipal bond market had a very challenging year in 1999. New
-----
issuance was stagnant, and demand was flat. The stock market frenzy throughout 1999 kept investors' attention, not the fixed income market. The residual effects of that frenzy seemed to keep investors coming back for more, even amid the unprecedented amount of volatility in the Dow Jones Industrial Average and the Nasdaq Composite Index during the first four months of 2000.

       Although stocks took a beating, we still didn't see the "flight-to-quality" into bonds that we usually expect when the stock market goes sour. There was a definite lack of interest in the bond market -- and high yield municipals in particular -- throughout the period. But that wasn't a bad thing at all, in our opinion. In fact, we were able to take advantage of a market full of opportunities to find attractive value and yields and even increase the fund's dividend rate.

Q For this fund, you look for municipal bonds that are undervalued and
-
therefore selling at attractive prices or yields. So during this period, you really saw the out-of-favor high yield municipal market as full of potential?

STEVE Yes. The entire high yield municipal market was out of favor, with both
-----
issuance and demand down, but we still found very viable bond issues for the fund. Our overreaching goal in any environment is to find bonds that we believe are mispriced, that through our research we determine offer strong potential.

Q Do you have any specific examples?
-

STEVE Ohio Bayshore is a great example. It's a small independent power plant
-----
under construction that, when completed, should provide some of the lowest cost power in Ohio, a state that generally has had very high-cost energy. The project was behind schedule, which was why this issue was out of favor. But the reason for the delay was simply that the tight labor market made welders and construction workers who were available to work hard to come by. That, in our opinion, was the temporary result of a

 ANNUAL REPORT page 10
strong economy, not a reflection of poor management. These bonds were issued with attractive yields at 7.75% to 8%.

     We also continued to find potential in the embattled healthcare sector, still under pressure from cuts in federal Medicare and Medicaid reimbursement, aggressive HMO pricing and the move from inpatient to outpatient care. But even in these conditions, we feel healthcare is something people will always need, and those organizations that have positioned themselves favorably can offer very attractive bond issues while remaining competitive.

     One such example is Kentucky Appalachian Regional Healthcare. This issue was backed by six Kentucky and Virginia hospitals and offered a yield of nearly 9.5%. Keep in mind that's a tax-free yield; the equivalent yield on a similar taxable bond would be close to 16%. We believe this security offered exceptional value since these hospitals offer essential services and are insulated from competition due to their rural location -- the nearest competing hospital is more than an hour-and-a-half away. Their overall debt level was also very moderate, which impressed us.

     It was impressive yields such as these that allowed us to increase the dividend during the fiscal period.


Q Typically, a rising interest rate environment is not a very favorable one for
-
bonds, yet if we look at the year-to-date period as of April 30, 2000 -- a period in which the Federal Reserve (the Fed) raised rates twice -- the fund returned 2.01%, versus the Lipper category average for the same period of 0.64%.1 The fund's tax-free return even outpaced the stock market -- negative 0.04% measured by the S&P 500 Index.2 How do you explain this?

STEVE The stock market tends to operate on a different level than that of the
-----
bond market. Particularly during the first part of 2000, investors seemed to take it to an entirely different plane. It seemed to be based on random guesses on where prices would go, with little regard for fundamentals like profits and cash flows. Bonds, on the other hand, are priced according to factors like interest rates and credit quality of issuers.

     The high yield municipal bond market itself began a rebound after a rocky 1999. The very structure of high yield municipal bonds makes them less sensitive to changing interest rates. Their sensitivity lies more in the credit quality of the issuer, otherwise known as credit risk. While higher credit risk is inherent in a high yield fund, we work to mitigate credit risk for the fund through thorough analysis and sometimes even by negotiating structure directly with the issuer.

     Since no one but Chairman Alan Greenspan's Fed has any control over interest rates, we tried to minimize the fund's exposure to interest rate risk wherever possible. We consciously sought out bonds that offered shorter maturities to help decrease the fund's duration, which is a measure of how sensitive the fund is to interest rate risk. A shorter duration means less interest rate sensitivity -- important in this environment.

Another factor in this market was the yield differential between lower-rated bonds, such as those the fund invests in, and higher-rated bonds. The wider this differential -- or "spread" -- the more affordable high yield municipals are, and therefore the more the potential for gains, even factoring in the higher risk potential.

HIGH YIELD

 Top Five Sectors

Utilities        27%
---------------------
Healthcare       18%
---------------------
Transportation   15%
---------------------
Long-Term Care   10%
---------------------
Basic Materials  10%
---------------------

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

1 The Lipper Peer Group returns represent the total return of the 57 funds in the Lipper High Yield Municipal Debt Funds category for the period from June 30, 1999, through April 30, 2000 and the 59 funds in the Lipper category for the year-to-date period ending April 30, 2000. The Lipper return is compared to Nuveen High Yield Municipal Bond Fund's performance since its inception June 7, 1999. The fund's return from June 30, 1999 to April 30, 2000, was 0.16%. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

2 The S&P 500 Index does not reflect any initial or ongoing expenses but does reflect dividends reinvested. An index is not available for direct investment.

                                                           ANNUAL REPORT page 11

For example, one bond we bought recently paid a yield premium of 375 basis points -- or nearly four percentage points -- over an otherwise similar higher-rated bond. One year ago we were seeing spreads of only 100 to 125 basis points, or around one percent difference in yields.

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

 Bond Credit Quality

                           [PIE CHART APPEARS HERE]

                          AAA/U.S. Guaranteed....  1%
                          AA.....................  6%
                          A......................  5%
                          BBB.................... 17%
                          NR..................... 71%

As a percentage of long-term bond holdings as of April 30, 2000. Holdings are subject to change.

Q What is your outlook for the near future in the high yield municipal bond
-
market?

STEVE Throughout the coming months, we plan to maintain the fund's duration at
-----
or near its current low level to help keep its sensitivity to interest rates down.

      However, we are optimistic that future Fed interest rate increases will be relatively modest. It is our experience that Fed rate increases take about 12 to 18 months to have their intended effect on the economy, so the impact should begin to emerge soon.

ANNUAL REPORT page 12

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

Fund Spotlight as of April 30, 2000

 Quick Facts

                            A Shares      B Shares      C Shares    R Shares

NAV                       $     18.60    $    18.58   $     18.59  $    18.61
------------------------------------------------------------------------------
Latest Monthly Dividend   $    0.0960    $   0.0840   $    0.0870  $   0.0990
------------------------------------------------------------------------------
Fund Symbol                       N/A           N/A           N/A         N/A
------------------------------------------------------------------------------
CUSIP                       67065Q749     67065Q756     67065Q764   67065Q772
------------------------------------------------------------------------------
Inception Date                   6/99          6/99          6/99        6/99
------------------------------------------------------------------------------
*Paid May 1, 2000

 Total Returns as of 4/30/00 (Cumulative)

                                A Shares              B Shares                C Shares           R Shares
                             NAV      Offer     w/o CDSC     w/CDSC      w/o CDSC    w/CDSC         NAV
6-Month                     1.94%    -2.31%      1.66%      -3.29%        1.76%      0.77%        2.15%
------------------------------------------------------------------------------------------------------------
6-Month TER*3               3.32%    -0.99%      2.86%      -2.09%        3.01%      2.02%        3.57%
------------------------------------------------------------------------------------------------------------
YTD                         2.01%    -2.29%      1.81%      -3.19%        1.87%      0.87%        2.13%
------------------------------------------------------------------------------------------------------------
YTD TER*3                   2.94%    -1.40%      2.62%      -2.38%        2.72%      1.72%        3.09%
------------------------------------------------------------------------------------------------------------
Since Inception            -2.69%    -6.79%     -3.36%      -8.01%       -3.16%     -4.09%       -2.50%
------------------------------------------------------------------------------------------------------------
Since Inception TER*3      -0.74%    -4.92%     -1.67%      -6.31%       -1.39%     -2.32%       -0.48%
------------------------------------------------------------------------------------------------------------

* Taxable Equivalent Return (Based on a federal income tax rate of 31%.)

 Total Returns as of 3/31/00 (Cumulative)

                      A Shares             B Shares       C Shares   R Shares
                    NAV      Offer    w/o CDSC   w/CDSC      NAV        NAV

6-month            1.51%   - 2.77%     1.17%     -3.76%     1.27%      1.66%
------------------------------------------------------------------------------
YTD                2.42%    -1.90%     2.28%     -2.72%     2.33%      2.52%
------------------------------------------------------------------------------
Since Inception   -2.30%    -6.42%    -2.92%     -7.60%    -2.73%     -2.13%
------------------------------------------------------------------------------

 Tax-Free Yields
                                      A Shares    B Shares  C Shares  R Shares
                                     NAV   Offer    NAV        NAV       NAV

SEC 30-Day Yield                    6.86%  6.57%   6.10%      6.31%     7.07%
------------------------------------------------------------------------------
Taxable Equivalent Yield (31%) /3/  9.94%  9.52%   8.84%      9.14%    10.25%
------------------------------------------------------------------------------

 Index Comparison.

[MOUNTAIN CHART APPEARS HERE]

                                                                    (D)
                    Nuveen High Yield                        Nuveen High Yield                      Lehman Brothers
               Municipal Bond Fund (offer)                Municipal Bond Fund (NAV)               Municipal Bond Index
6/1999                 $  9,580                                   $  10,000                              $  10,000
4/2000                 $  9,596                                   $  10,016                              $  10,112

Portfolio Statistics

Total Net Assets     $14.7 million
----------------------------------
Average Effective
Maturity               18.19 years
----------------------------------
Average Duration              7.93
----------------------------------

 Terms To Know

The following are a few terms used throughout this report.

Duration A mathematical measure of the price sensitivity of a bond fund's portfolio to changes in interest rates. Duration is stated in years; typically the shorter the duration, the less price and return variability you can expect in the fund's price per share as interest rates change.

Federal Fund Rates The interest rate charged by banks to lend to other banks needing overnight loans; this figure is the most sensitive indicator of the direction of interest rates.

Municipal Bond An IOU issued by a state, city, or other municipality to finance public works such as the construction of roads or schools. The interest is usually free from federal income tax and may be free from state and local taxes as well.

SEC Yield A standardized measure of the current net market yields on a mutual fund's investment portfolio.

Taxable Equivalent Yield The return an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment.

3 Taxable-equivalent yield/total return represents the yield/total return on a taxable investment necessary to equal the yield/total return of the Nuveen fund on an after-tax basis. The taxable equivalent yield shown is based on the 30-day SEC yield and a federal income tax rate of 31%. The taxable equivalent total return is based on the fund's one-year total return and the 31% federal tax rate.

                                                           ANNUAL REPORT page 13

               Portfolio of Investments

               Nuveen Flagship All-American Municipal Bond Fund
               April 30, 2000

   Principal                                                                            Optional Call                     Market
Amount (000)   Description                                                               Provisions*      Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------------
               Alabama - 2.3%

      $   25   Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds    4/04 at 102        Aaa     $    25,675
                (Collateralized Home Mortgage Revenue Bond Program), 1994 Series A-1
                Bonds, 6.600%, 4/01/19

         200   Alabama State Docks Department, Docks Facilities Revenue Bonds,           10/06 at 102        AAA         206,160
                Series 1996, 6.100%, 10/01/13 (Alternative Minimum Tax)

         400   The Utilities Board of the City of Bayou La Batre (Alabama), Water and     3/07 at 102         AA         379,216
                Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%,
                3/01/27

       2,440   City of Birmingham, Alabama, General Obligation Bonds, Series 1999-B,      6/09 at 101         AA       2,215,471
                5.250%, 6/01/24

         100   The Industrial Development Board of the Town of Courtland (Alabama),       9/05 at 102       Baa1          97,804
                Solid Waste Disposal Revenue Bonds (Champion International Corporation
                Project), Series 1995A, 6.500%, 9/01/25 (Alternative Minimum  Tax)

         100   Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997-D,          2/07 at 101        AAA          98,168
                5.750%, 2/01/27 (Alternative Minimum Tax)

         500   The Industrial Development Board of the City of Phenix, Alabama,           4/08 at 102         A-         430,480
                Environmental Improvement Revenue Refunding Bonds (Mead Coated Board
                Project), Series 1998A, 5.300%, 4/01/27 (Alternative Minimum Tax)

       5,000   The Southeast Alabama Gas District, General System Revenue Bonds,          6/10 at 102        Aaa       4,763,300
                Series A, 5.500%, 6/01/20

         250   The Industrial Development Board of the City of Tallassee, Alabama,        8/06 at 102      A1***         265,145
                Industrial Revenue Bonds, Dow-United Technologies Composite Products,
                Series 1996-A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
--------------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.8%

       3,000   Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds,      9/09 at 101        AAA       3,012,330
                Series 1999, 6.000%, 9/01/24

--------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.1%

       2,500   The Industrial Development Authority of the County of Maricopa             7/08 at 101       BBB+       1,894,075
                (Arizona), Health Facility Revenue Bonds (Catholic Healthcare West
                Project), 1998 Series A, 5.000%, 7/01/21

       2,500   The Industrial Development Authority of the County of Yavapai              6/07 at 101        A-1       2,266,975
                (Arizona), Industrial Development Revenue Bonds, 1998 Series
                (Citizens Utilities Company Project), 5.450%, 6/01/33
                (Alternative Minimum Tax)

--------------------------------------------------------------------------------------------------------------------------------
               California - 6.7%

       7,500   California Higher Education Loan Authority, Inc., Student Loan            No Opt. Call         A2       7,670,175
                Revenue Refunding Bonds, Subordinate 1994 Series D, 6.500%, 6/01/05
                (Alternative Minimum Tax)

       2,750   California Pollution Control Financing Authority, Pollution Control        9/09 at 101        AAA       2,593,580
                Refunding Revenue Bonds (Southern California Edison Company), 1999
                Series C, 5.550%, 9/01/31 (Alternative Minimum Tax)

       8,000   Contra Costa Home Mortgage Finance Authority, California, 1984 Home       No Opt. Call        AAA       2,980,640
                Mortgage Revenue Bonds, 0.000%, 9/01/17

       2,000   Foothill/Eastern Transportation Corridor Agency (California), Toll        No Opt. Call        AAA       1,591,660
                Road Revenue Bonds, Series 1995A, 0.000%, 1/01/05

       2,000   Long Beach Aquarium of the Pacific, Revenue Bonds (Aquarium of the         7/05 at 102        BBB       1,858,760
                Pacific Project), 1995 Series A, 6.125%, 7/01/23

       4,000   Regional Airports Improvement Corporation, Facilities Sublease             5/06 at 102       BBB-       3,797,240
                Refunding Revenue Bonds, Issue of 1996, Delta Air Lines, Inc.
                (Los Angeles International Airport), 6.350%, 11/01/25

                   _____

   Principal                                                                            Optional Call                     Market
Amount (000)   Description                                                               Provisions*      Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------------
               California (continued)

               Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds
               (Procter & Gamble Project), 1995 Series:
    $    500    6.200%, 7/01/06                                                           7/05 at 102       BBB-     $   520,055
       1,000    6.500%, 7/01/21 (Pre-refunded to 7/01/05)                                 7/05 at 102        N/R       1,088,080

       2,000   Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A        1/07 at 101         A2       2,024,680
                (Community Correctional Facility Acquisition Project), 6.050%, 1/01/17

--------------------------------------------------------------------------------------------------------------------------------
               Colorado - 3.3%

               E-470 Public Highway Authority, Capital Improvement Trust Fund Highway
                Revenue Bonds (E-470 Project), Senior Bonds, Arapahoe County,
                Colorado:
       6,000     0.000%, 8/31/05                                                         No Opt. Call        Aaa       4,537,980
       2,000     6.950%, 8/31/20 (Pre-refunded to 8/31/05)                                8/05 at 103        Aaa       2,227,180

      11,800   Colorado Health Facilities Authority, Retirement Facilities (Liberty      No Opt. Call        Aaa       2,680,252
               Heights), 0.000%, 7/15/22

       2,500   Hyland Hills Park and Recreation District, Adams County, Colorado,        12/06 at 101        N/R       2,584,700
                Special Revenue Refunding and Improvement Bonds, Series 1996A, 6.750%,
                12/15/15

--------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 1.7%

       4,000   Housing Authority of the City of Bridgeport, Connecticut, Multifamily     12/09 at 102        N/R       3,999,600
                Housing Revenue Bonds (Stratfield Apartments Project), Series 1999,
                7.250%, 12/01/24

       2,000   State of Connecticut Health and Educational Facilities Authority,         11/04 at 102        AAA       2,201,240
                Revenue Bonds, Nursing Home Program Issue, Series 1994, AHF/Hartford,
                Inc. Project, 7.125%, 11/01/14

--------------------------------------------------------------------------------------------------------------------------------
               Delaware - 0.4%

       1,750   Delaware Economic Development Authority, First Mortgage Revenue            5/07 at 102        BBB       1,609,808
                Bonds (Peninsula United Methodist Homes, Inc. Issue), Series
                1997A, 6.300%, 5/01/22

--------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.2%

       1,000   District of Columbia (Washington, D.C.), General Obligation Bonds,         6/08 at 101        AAA         889,060
                Series 1998B, 5.250%, 6/01/26

--------------------------------------------------------------------------------------------------------------------------------
               Florida - 1.6%
       1,000   Town of Lady Lake, Florida, Industrial Development Revenue Bonds           7/00 at 102     N/R***       1,028,530
                (Sunbelt Utilities, Inc. Project), Series 1990, 9.625%, 7/01/15
                (Alternative Minimum Tax) (Pre-refunded to 7/01/00)

       1,930   Nassau County, Florida (GF/Amelia Island Properties, Inc. Project),        1/03 at 103        N/R       2,087,758
                ICF/MR Revenue Bonds, Series 1993A, 9.750%, 1/01/23

       1,965   Sanford Airport Authority (Florida), Industrial Development Revenue        5/06 at 102        N/R       2,026,858
                Bonds (Central Florida Terminals Inc. Project), Series 1995A, 7.500%,
                5/01/10 (Alternative Minimum Tax)

         645   Sanford Airport Authority (Florida), Industrial Development Revenue        5/07 at 102        N/R         658,513
                Bonds (Central Florida Terminals Inc. Project), Series 1997C, 7.500%,
                5/01/21

--------------------------------------------------------------------------------------------------------------------------------
               Georgia - 1.6%

       2,000   Brunswick and Glynn County Development Authority (Georgia), Revenue        3/08 at 102       Baa2       1,697,460
                Refunding Bonds, Series 1998, (Georgia Pacific Corporation Project),
                5.550%, 3/01/26 (Alternative Minimum Tax)

       2,000   Municipal Electric Authority of Georgia, General Power Revenue Bonds,     No Opt. Call          A       1,985,520
                1993C Series, 5.700%, 1/01/19

       2,500   Private Colleges and Universities Authority (Georgia), Revenue and        10/09 at 101         A3       2,148,150
                Refunding Bonds (Mercer University Project), Series 1999A, 5.250%,
                10/01/25

--------------------------------------------------------------------------------------------------------------------------------
               Illinois - 9.9%

       6,645   Buffalo Grove Park District, Lake and Cook Counties, Illinois,             5/00 at 100        N/R       6,532,434
                Installment Contract Certificates (Limited Tax), Series 1999,
                5.400%, 12/30/04

               The County of Champaign, Illinois, General Obligation Bonds (Public
               Safety Sales Tax Alternate Revenue Source), Series 1999:
       1,140    8.250%, 1/01/21                                                          No Opt. Call        AAA       1,452,611
       1,275    8.250%, 1/01/22                                                          No Opt. Call        AAA       1,627,550

                    _____

     Portfolio of Investments

     April 30, 2000

   Principal                                                                              Optional Call                      Market
Amount (000)     Description                                                                Provisions*    Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois (continued)

     $ 1,000     City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds,             6/05 at 102         AA-     $   998,530
                   1995 Series A (The Peoples Gas Light and Coke Company Project),
                   6.100%, 6/01/25

       2,000     Illinois Development Finance Authority                                     9/06 at 102         A-1       2,034,260
                   (The Presbyterian Home Lake Forest Place Project),
                   Revenue Bonds, Series 1996B, 6.300%, 9/01/22

       3,750     Illinois Educational Facilities Authority, Revenue Refunding Bonds,        7/01 at 102       A1***       3,927,638
                   Loyola University of Chicago, Series 1991-A, 7.125%, 7/01/21
                   (Pre-refunded to 7/01/01)

                 Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                 Columbia College, Series 1992:
       2,815       6.875%, 12/01/17 (Pre-refunded to 12/01/04)                             12/04 at 100      N/R***       3,012,923
       1,185       6.875%, 12/01/17                                                        12/04 at 100         BBB       1,213,132

       2,000     Illinois Health Facilities Authority, Revenue Refunding                    8/06 at 102         N/R       1,954,120
                   Bonds, Series 1995A (Fairview Obligated Group), 7.125%,
                   8/15/17

       6,000     Illinois Health Facilities Authority, Revenue Refunding Bonds,             2/07 at 102          A-       5,230,260
                   Series 1996B (Sarah Bush Lincoln Health Center),
                   5.750%, 2/15/22

       4,000     Illinois Health Facilities Authority, Revenue Bonds                        8/07 at 101          A-       3,421,040
                   (Victory Health Service), Series 1997A, 5.750%, 8/15/27

       4,750     Metropolitan Pier and Exposition Authority (Illinois),                    No Opt. Call         AAA       4,535,300
                   McCormick Place Expansion Project Refunding Bonds,
                   Series 1998A, 5.500%, 12/15/23
-----------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 5.0%

       2,000     City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998              8/08 at 101         N/R       1,586,320
                   (Greencroft Obligated Group), 5.750%, 8/15/28

       1,720     Indiana Health Facility Financing Authority, Hospital Revenue Bonds,       8/00 at 102      N/R***       1,772,752
                   Series 1990 (Hancock Memorial Hospital Project), 8.300%, 8/15/20
                   (Pre-refunded to 8/15/00)

       4,000     The Trustees of Indiana University, Indiana University Student Fee        No Opt. Call         AAA       2,140,840
                   Bonds, Series K, 0.000%, 8/01/11

       2,000     Indianapolis Airport Authority, Special Facilities Revenue Bonds,          7/04 at 102         BBB       2,070,580
                   Series 1994 (Federal Express Corporation Project), 7.100%,
                   1/15/17 (Alternative Minimum Tax)

       4,000     Indianapolis Airport Authority, Specialty Facility Revenue Bonds,         11/05 at 102        Baa2       3,859,800
                   Series 1995A (United Airlines, Inc., Indianapolis Maintenance
                   Center Project), 6.500%, 11/15/31 (Alternative Minimum Tax)

       5,450     City of Indianapolis, Indiana, Economic Development Revenue Bonds          7/06 at 102         BBB       5,244,208
                   (Willowbrook Apartments Project), Senior Series 1996A,
                   6.500%, 7/01/26

         500     Hospital Authority of Monroe County (Indiana), Hospital Revenue Bonds,     5/02 at 101         AAA         522,605
                   Series 1992 (Bloomington Hospital Project), 6.700%, 5/01/12
                   (Pre-refunded to 5/01/02)

       1,000     Rockport Pollution Control (Indiana Michigan Power Company),               3/01 at 102        Baa2       1,032,600
                   7.600%, 3/01/16
-----------------------------------------------------------------------------------------------------------------------------------
                 Kentucky - 4.9%

       5,000     County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds          3/05 at 102          A2       5,090,200
                   (MacMillan Bloedel Project), Series 1995, 7.000%, 3/01/25
                   (Alternative Minimum Tax)

       4,500     Jefferson County, Kentucky, Capital Projects Corporation, Lease           No Opt. Call          A+       2,249,145
                   Revenue Bonds, Series 1992A, 0.000%, 8/15/12

       2,000     Kentucky Economic Development Finance Authority, Hospital System           4/08 at 102         N/R       1,331,880
                   Refunding and Improvement Revenue Bonds, Series 1997 (Appalachian
                   Regional Healthcare, Inc. Project), 5.875%, 10/01/22

       5,000     Louisville and Jefferson County Metropolitan Sewer District               11/04 at 102         AAA       5,439,150
                   (Commonwealth of Kentucky), Sewer and Drainage System Revenue
                   Bonds, Series 1994A, 6.750%, 5/15/25

       3,500     Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky           3/03 at 102           A       3,580,325
                   Associated Counties Leasing Trust Program, Series 1993-A,
                   6.500%, 3/01/19
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 0.6%

       1,900     City of New Orleans Audubon Park Commission, Aquarium Revenue Bonds,       4/02 at 102      N/R***       2,040,543
                   Series 1992, 8.000%, 4/01/12 (Pre-refunded to 4/01/02)

     ____
     16

   Principal                                                                               Optional Call                     Market
Amount (000)     Description                                                                 Provisions*    Ratings**         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Maryland - 1.4%

   $   2,000     Maryland Energy Financing Administration, Limited Obligation Solid         12/06 at 102          A-    $ 2,012,940
                   Waste Disposal Revenue Bonds (Wheelabrator Water Technologies,
                   Baltimore L.L.C. Projects), 1996 Series, 6.450%, 12/01/16
                   (Alternative Minimum Tax)

       3,500     Maryland Economic Development Corporation, Student Housing Revenue          6/09 at 102        Baa3      3,069,080
                   Bonds (Collegiate Housing Foundation - University Courtyard
                   Project), Series 1999A, 5.750%, 6/01/31
-----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts - 1.4%

       3,000     Massachusetts Health and Educational Facilities Authority, Revenue          7/09 at 101         AA-      2,551,230
                   Bonds, Partners HealthCare System Issue, Series B, 5.125%, 7/01/19

       3,000     Massachusetts Industrial Finance Agency, Resource Recovery Revenue         12/08 at 102         BBB      2,616,150
                   Refunding Bonds (Ogden Haverhill Project), Series 1998A, 5.600%,
                   12/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 1.5%

       5,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds           8/08 at 101        BBB-      3,671,450
                   (The Detroit Medical Center Obligated Group), Series 1998A, 5.250%,
                   8/15/23

       2,000     Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue             8/03 at 102        BBB-      1,797,680
                   Refunding Bonds (Nomc Obligated Group), 6.000%, 8/01/13
-----------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 0.7%

       3,000     Missouri State Development Finance Board, Solid Waste Disposal             No Opt. Call          AA      2,660,730
                   Revenue Bonds (Procter & Gamble Paper Products Company
                   Project), Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 New Hampshire - 0.3%

         700     New Hampshire Higher Educational and Health Facilities Authority,           7/00 at 100        BBB+        652,729
                   Hospital Revenue Bonds, Catholic Medical Center Issue, Series 1989,
                   6.000%, 7/01/17

         600     New Hampshire Higher Educational and Health Facilities Authority,           1/01 at 102        BBB+        607,188
                   Hospital Revenue Bonds, St. Joseph Hospital Issue, Series 1991,
                   7.500%, 1/01/16
-----------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 0.7%

       2,400     New Jersey Economic Development Authority, Electric Energy Facility         6/02 at 102         N/R      2,473,800
                   Revenue Bonds (Vineland Cogeneration Limited Partnership Project),
                   Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 New York - 11.9%

       3,100     Village of East Rochester Housing Authority (New York),                     3/09 at 103         N/R      2,889,975
                   1999 Multifamily Senior Housing Revenue Bonds
                   (Jefferson Park Apartments Project), 6.750%, 5/01/31

                 The City of New York, General Obligation Bonds, Fiscal 1992 Series D:
         685       7.500%, 2/01/17 (Pre-refunded to 2/01/02)                             2/02 at 101 1/2         Aaa        725,744
         750       7.500%, 2/01/18 (Pre-refunded to 2/01/02)                             2/02 at 101 1/2         Aaa        794,610

         115     The City of New York, General Obligation Bonds, Fiscal 1997 Series I,       4/07 at 101       A-***        123,233
                   6.250%, 4/15/27 (Pre-refunded to 4/15/07)

                 The City of New York, General Obligation Bonds, Fiscal 1992 Series B:
         595       7.500%, 2/01/09 (Pre-refunded to 2/01/02)                             2/02 at 101 1/2       A-***        629,980
       1,305       7.500%, 2/01/09                                                       2/02 at 101 1/2          A-      1,375,483

       1,750     New York City Housing Development Corporation, Multi-Unit Mortgage          6/01 at 102         AAA      1,825,268
                   Refunding Bonds (FHA-Insured Mortgage Loans), 1991 Series A,
                   7.350%, 6/01/19

       6,000     New York City Transitional Finance Authority, Future Tax Secured Bonds,     5/10 at 101          AA      6,098,220
                   Fiscal 2000 Series C, 5.875%, 11/01/17 (WI)

       1,480     Dormitory Authority of the State of New York, City University System       No Opt. Call          A-      1,473,103
                   Consolidated Second General Resolution Revenue Bonds, Series 1993A,
                   5.750%, 7/01/18

       2,500     Dormitory Authority of the State of New York, Department of Health of       7/05 at 102         AAA      2,711,575
                   the State of New York, Revenue Bonds, Series 1995, 6.625%, 7/01/24
                   (Pre-refunded to 7/01/05)

       3,000     New York State Housing Finance Agency, Service Contract Obligation          9/05 at 102           A      3,044,640
                   Revenue Bonds, 1995 Series A, 6.375%, 9/15/15

          ____

                               Portfolio of Investments
                               Nuveen Flagship All-American Municipal Bond Fund (continued)
                               April 30, 2000

   Principal                                                             Optional Call                       Market
Amount (000)             Description                                       Provisions*     Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------
                         New York (continued)

  $     5,500            New York State Urban Development                   No Opt. Call            A        $5,436,530
                          Corporation, State Facilities Revenue
                          Bonds, 1995 Refunding  Series, 5.700%,
                          4/01/20

        1,500            New York State Urban Development                   No Opt. Call            A        1,487,055
                          Corporation, Project Revenue Bonds
                          (Center for Industrial Innovation), 1995
                          Refunding Series, 5.500%, 1/01/13

        2,125            New York State Urban Development                   No Opt. Call            A        2,056,214
                          Corporation, Project Revenue Bonds
                          (University Facilities Grants), 1995
                          Refunding Series, 5.500%, 1/01/19

        7,500            The Port Authority of New York and New             10/06 at 102          N/R        7,520,925
                          Jersey, Special Project Bonds, Series 4,
                          KIAC Partners Project, 6.750%, 10/01/19
                          (Alternative Minimum Tax)

                         Suffolk County Industrial Development
                         Agency (New York), 1998 Industrial
                         Development
                         Revenue Bonds (Nissequogue Cogen
                         Partners Facility):
        1,800            5.300%, 1/01/13 (Alternative                        1/09 at 101          N/R        1,620,270
                          Minimum Tax)

        3,375            5.500%, 1/01/23 (Alternative Minimum Tax)           1/09 at 101          N/R        2,883,161
--------------------------------------------------------------------------------------------------------------------------------
                         North Carolina - 0.7%

        1,250            County of Cumberland, North Carolina,              10/09 at 101           AA        1,085,300
                          Hospital Facility Revenue Bonds
                          (Cumberland County Hospital System,
                          Inc.), Series 1999, 5.250%, 10/01/24

        1,299             Woodfin Treatment Facility, Inc. (North           12/03 at 102          N/R        1,303,355
                          Carolina), Proportionate Interest
                          Certificates, 6.750%, 12/01/13
---------------------------------------------------------------------------------------------------------------------------------
                         North Dakota - 0.1%

          240             State of North Dakota (North Dakota                7/00 at 102          Aa2          244,438
                          Housing Finance Agency), Single Family
                          Mortgage Program Bonds, 1989 Series B,
                          8.000%, 7/01/13
---------------------------------------------------------------------------------------------------------------------------------
                         Ohio - 9.1%

                         City of Cleveland, Ohio, Public Power
                         System Improvement First Mortgage
                         Revenue Bonds, Series 1991A:
          835            7.000%, 11/15/17 (Pre-refunded to                  11/01 at 102          AAA          879,698
                         11/15/01)

          565            7.000%, 11/15/17                                   11/01 at 102          AAA          592,860

        1,350            County of Columbiana, Ohio, County Jail            12/04 at 102           AA        1,467,761
                          Facilities Construction Bonds (General
                          Obligation - Unlimited Tax), 6.700%, 12/01/24

        1,000             County of Cuyahoga, Ohio, Health Care              6/00 at 100          N/R        1,004,110
                          Facilities Revenue Bonds, Series 1990
                          (Altenheim Project), 9.280%, 6/01/15

        3,000            County of Cuyahoga, Ohio, Hospital                  8/05 at 102          AAA        3,212,010
                          Revenue Bonds (Meridia Health System),
                          Series 1995, 6.250%, 8/15/24
                          (Pre-refunded to 8/15/05)

        1,000            County of Cuyahoga, Ohio, Hospital                  2/03 at 102           AA-       1,016,770
                          Facilities Revenue Bonds, Series 1993,
                          Health Cleveland, Inc.
                          (Fairview General Hospital Project),
                           6.300%, 8/15/15

        2,350            City of Garfield Heights, Ohio, Hospital           11/02 at 102        AA-***       2,493,656
                          Improvement and Refunding Revenue Bonds,
                          Series 1992B (Marymount Hospital Project),
                          6.700%, 11/15/15 (Pre-refunded to 11/15/02)

                         County of Hamilton, Ohio, Health Care
                         Facilities Improvement Revenue Bonds,
                         Series 1999A (Twin Towers):

        3,500             5.750%, 10/01/19                                  10/08 at 102            A        3,276,525

        2,000             5.800%, 10/01/23                                  10/08 at 102            A        1,845,020

        1,500            County of Lucas, Ohio, Hospital                    12/01 at 102       N/R***        1,601,715
                          Facilities Revenue Bonds, Series A
                          (Flower Memorial Hospital),
                          8.125%, 12/01/11 (Pre-refunded to
                          12/01/01)

        3,500            County of Miami, Ohio, Hospital                     5/06 at 102          BBB        3,068,135
                          Facilities Revenue Refunding and
                          Improvement Bonds, Series 1996A
                          (Upper Valley Medical Center),
                          6.375%, 5/15/26

        5,000            County of Montgomery, Ohio, Hospital                4/10 at 101         BBB+        4,788,150
                          Facilities Revenue Bonds, Series 1999
                          (Kettering Medical Center Network
                          Obligated Group), 6.750%, 4/01/18

        1,750            State of Ohio (Ohio Higher Educational             12/03 at 102          AAA        1,859,218
                          Facility Commission), Higher Educational
                          Facility Mortgage Revenue Bonds
                          (University of Dayton 1992 Project),
                          6.600%, 12/01/17

        2,600            State of Ohio, Solid Waste Disposal                 8/08 at 103          BBB        2,226,796
                          Revenue Bonds (USG Corporation Project),
                          Series 1997 Remarketed, 5.600%, 8/01/32
                          (Alternative Minimum Tax)

        3,500            County of Shelby, Ohio, Hospital                    9/02 at 102       N/R***        3,766,525
                          Facilities Revenue Refunding and
                          Improvement Bonds, Series 1992 (The
                          Shelby County Memorial Hospital
                          Association), 7.700%, 9/01/18
                          (Pre-refunded to 9/01/02)

_______
18

  Principal                                                                           Optional Call                           Market
Amount (000)  Description                                                               Provisions*       Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 2.0%

              Edmond Economic Development Authority (Oklahoma), Student Housing
              Revenue Bonds (Collegiate Housing Foundation - Edmond Project),
              Series 1998A:
 $   2,000      5.375%, 12/01/19                                                          12/08 at 102         Baa3       $1,733,660
     3,250      5.500%, 12/01/28                                                          12/08 at 102         Baa3        2,750,703

     2,750    Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds,                6/05 at 102         Baa1        2,685,320
                Series 1995 (American Airlines), 6.250%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.9%

     2,500    Allegheny County Higher Education  Building Authority (Commonwealth of       2/06 at 102         Baa3        2,548,350
                Pennsylvania), College Revenue Bonds, Series A of 1996 (Robert Morris
                College), 6.400%, 2/15/14

     1,000    Delaware County Industrial Development Authority, Pollution                  4/01 at 102          AAA        1,039,270
                Control Revenue Refunding Bonds, 1991 Series A (Philadelphia Electric
                Company Project), 7.375%, 4/01/21

       500    Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware
                Valley Medical Center Project (FHA-Insured Mortgage), Series 1992,
                7.000%, 8/01/22                                                            8/02 at 102          AAA          527,080

     1,000    Latrobe Industrial Development Authority (Commonwealth of Pennsylvania),
                College Revenue Bonds (Saint Vincent College Project), Series 1994,        5/04 at 102          AAA        1,079,830
                6.750%, 5/01/24 (Pre-refunded to 5/01/04)

              City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth
                Series:
       550      6.375%, 7/01/26 (Pre-refunded to 7/01/03)                                  7/03 at 102       BBB***          579,475
     1,150      6.375%, 7/01/26                                                            7/03 at 102          BBB        1,148,413
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.1%

       100    Commonwealth of Puerto Rico, Public Improvement Bonds of 1994            7/04 at 101 1/2          AAA          107,762
                (General Obligation Bonds), 6.500%, 7/01/23 (Pre-refunded to 7/01/04)

       100    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Series     No Opt. Call            A           97,250
                L, Guaranteed by the Commonwealth of Puerto Rico, 5.500%,7/01/21

       165    Puerto Rico Electric Power Authority, Power Revenue Bonds,                   7/04 at 102          AAA          177,745
                Series 1994-T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)

        70    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental  8/05 at 101 1/2          AAA           71,835
                Control Facilities Financing Authority, Hospital Revenue Refunding
                Bonds, 1995 Series A (FHA-Insured Mortgage Pila Hospital Project),
                5.875%, 8/01/12
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 3.7%

              Berkeley County School District, Certificates of Participation:
       250      6.250%, 2/01/12 (Pre-refunded to 2/01/04)                                  2/04 at 102          AAA          265,025
     2,225      6.300%, 2/01/16 (Pre-refunded to 2/01/04)                                  2/04 at 102          AAA        2,358,411

              Charleston County, South Carolina, Charleston Public Facilities
              Corporation, Certificates of Participation, Series 1994B:
       240      6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                  6/04 at 102          AAA          260,606
        10      6.875%, 6/01/14                                                            6/04 at 102          AAA           10,697

       400    Board of Trustees of Coastal Carolina University, South Carolina,            6/04 at 102          AAA          428,780
                Revenue Bonds, Series 1994, 6.800%, 6/01/19

     4,250    Georgetown County, South Carolina, Environmental Improvement Revenue        No Opt. Call         BBB+        4,241,713
                Refunding Bonds, 2000 Series A (International Paper Company Project),
                5.950%, 3/15/14

       200    Greenville Hospital System, Board of Trustees, Hospital Facilities Revenue  No Opt. Call          Aa3          200,810
                Bonds (South Carolina), Series 1990, 6.000%, 5/01/20

       300    South Carolina Regional Housing Development Corporation, No 1                7/02 at 102           Aa          307,467
                Multifamily Revenue Refunding Bonds, Redwood Village Apartments,
                Series A, 6.625%, 7/01/17

       500    South Carolina State Education Assistance Authority, Guaranteed Student      9/04 at 101            A          513,485
                Loan Revenue and Refunding Bonds, 1994 Series, 6.300%, 9/01/08
                (Alternative Minimum Tax)

       250    South Carolina State Housing Authority, Homeownership Mortgage Purchase,     7/04 at 102           AA          253,558
                Series A, 6.150%, 7/01/08

       225    South Carolina State Housing Finance and Development Authority, Mortgage     5/06 at 102          Aa2          226,258
                Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)

_____
19

     Portfolio of Investments
     Nuveen Flagship All-American Municipal Bond Fund (continued)
     April 30, 2000

    Principal                                                                  Optional Call                             Market
 Amount (000)   Description                                                     Provisions*         Ratings**             Value
---------------------------------------------------------------------------------------------------------------------------------
                South Carolina (continued)

   $    1,000   South Carolina Housing Finance and Development Authority,       6/05 at 102          BBB+           $   1,024,250
                  Multifamily Housing Mortgage Revenue Bonds (United
                  Dominion - Hunting Ridge Apartments Project), Series 1995,
                  6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put
                  6/01/10)

        1,250   South Carolina Housing Finance and Development Authority,       11/05 at 102          AA-               1,251,038
                  Multifamily Housing Revenue Refunding Bonds (Runaway Bay
                  Apartments Project), Series 1995, 6.125%, 12/01/15

        2,000   York County, South Carolina, Water and Sewer System             12/03 at 102         N/R                1,957,180
                  Revenue Bonds, Series 1995, 6.500%, 12/01/25

---------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 0.6%

        2,500   Education Loans Incorporated (South Dakota), Tax-Exempt         6/08 at 102           A2                2,314,000
                  Fixed Rate Student Loan Asset-Backed Callable Notes,
                  Subordinate Series 1998-1K, 5.600%, 6/01/20

---------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 5.2%

        4,325   The Health, Educational, and Housing Facilities Board           4/09 at 101         Baa1                3,674,304
                  of the County of Knox, Revenue Bonds, Series 1999
                  (University Health System, Inc), 5.625%, 4/01/24

        6,975   Memphis - Shelby County Airport Authority (Tennessee),          3/10 at 101          AAA                6,961,190
                  Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24
                  (Alternative Minimum Tax)

        2,860   The Health and Educational Facilities Board of the              2/08 at 102           AA                2,614,698
                  Metropolitan Government of Nashville and
                  Davidson County, Tennessee, Multi-Modal
                  Interchangeable Rate, Health Facility Revenue Bonds
                  (Richland Place, Inc. Project), Series  1993, 5.500%,
                  5/01/23

        2,085   The Health, Educational, and Housing Facilities Board           8/07 at 105          N/R***             2,659,189
                  of the County of Shelby, Tennessee, ICF/MR Revenue
                  Bonds (Open Arms Developmental Centers), Series 1992A,
                  9.750%, 8/01/19 (Pre-refunded to 8/01/07)

        1,380   Industrial Development Board of the City of South Fulton,       10/05 at 102          A3                1,383,146
                  Tennessee, Inc., Industrial Development Revenue Bonds
                  (Tyson Foods, Inc. Project), Series 1995, 6.350%, 10/01/15
                  (Alternative Minimum Tax)

        1,500   Wilson County, Tennessee, Series 1994, Certificates of          6/04 at 102           A2***             1,587,990
                  Participation (Wilson County Educational Facilities
                  Corporation), 6.250%, 6/30/15 (Pre-refunded to 6/30/04)

---------------------------------------------------------------------------------------------------------------------------------
                Texas - 10.9%

        7,000   Alliance Airport Authority, Inc. (Texas) Special                4/06 at 102          BBB                6,863,430
                  Facilities Revenue Bonds, Series 1996 (Federal
                  Express Corporation Project), 6.375%, 4/01/21
                  (Alternative Minimum Tax)

        6,000   Brazos River Authority (Texas), Revenue Refunding               4/09 at 101         Baa1                5,151,120
                  Bonds (Reliant Energy, Incorporated Project),
                  Series 1999A, 5.375%, 4/01/19

                Gregg County (Texas), Health Facilities Development
                Corporation, Hospital Revenue Bonds (Good Shepherd
                Medical Center Project), Series 2000:
        3,250     6.375%, 10/01/25                                              10/10 at 101          AA                3,263,650
        3,000     6.375%, 10/01/29                                              10/10 at 101          AA                3,007,470

        2,500   Guadalupe - Blanco River Authority (Texas), Sewage              5/09 at 101           AA-               2,276,650
                  and Solid Waste Disposal Facility Bonds (E.I. du
                  Pont de Nemours and Company Project), Series 1999,
                  5.500%, 5/01/29 (Alternative Minimum Tax)

        7,900   Gulf Coast Industrial Development Authority, Waste              6/08 at 102          BBB-               6,507,704
                  Disposal Revenue Bonds (Valero Refining and Marketing
                  Company Project), Series 1997, 5.600%, 12/01/31
                  (Alternative Minimum Tax)

        5,250   Harlingen Consolidated Independent School District              8/09 at 100          AAA                4,967,340
                  (Cameron County, Texas), Unlimited Tax School Building
                  Bonds, Series 1999, 5.500%, 8/15/26

        2,500   Lower Neches Valley Authority Industrial Development            3/08 at 101          AAA                2,271,350
                  Corporation (Texas), Refunding Revenue Bonds, Series
                  1998 (Mobil Oil Refining Corporation Project), 5.550%,
                  3/01/33

        2,000   North Central Texas Health Facilities Development               2/06 at 102          BBB                1,816,320
                  Corporation, Health Facilities Development
                  Revenue Bonds (C.C. Young Memorial Home
                  Project), Series 1996, 6.375%, 2/15/20

        2,895   Port of Bay City Authority of Matagorda County, Texas,          5/06 at 102            A+               2,833,539
                  Revenue Bonds (Hoechst Celanese Corporation Project),
                  Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

     ______
     20

     Portfolio of Investments
     Nuveen Flagship All-American Municipal Bond Fund (continued)
     April 30, 2000

    Principal                                                                  Optional Call                             Market
 Amount (000)   Description                                                     Provisions*         Ratings**            Value
---------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.5%

  $     2,000   Carbon County, Utah, Solid Waste Disposal Refunding             2/05 at 102             BB-         $   1,843,900
                  Revenue Bonds (Laidlaw Inc./ECDC Environmental, L.C.
                  Project), 1995 Series A, 7.500%, 2/01/10 (Alternative
                  Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------
                Virginia - 2.0%

        2,000   Industrial Development Authority of the County of              No Opt. Call            AAA              2,143,180
                  Hanover (Virginia), Hospital Revenue Bonds,
                  Series 1995 (Memorial Regional Medical Center Project
                  at Hanover Medical Park) (Guaranteed by Bon Secours
                  Health System Obligated Group), 6.375%, 8/15/18

        3,850   Prince William County Park Authority (Virginia), Park          10/09 at 101             A3              3,740,503
                  Facilities Revenue Refunding and Improvement Bonds,
                  Series 1999, 6.000%, 10/15/28

        1,250   Southeastern Public Service Authority of Virginia,              7/03 at 102              A-             1,222,084
                  Senior Revenue Bonds, Series 1993 (Regional Solid
                  Waste System), 6.000%, 7/01/13
                  (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------
                Washington - 2.4%

        3,995   King County, Washington, Sewer Revenue Bonds,                   1/09 at 101            AAA              3,699,050
                  Series 1999, 5.375%, 1/01/23

        5,000   Port of Seattle (Washington), Special Facility Revenue          3/10 at 101            AAA              4,984,950
                  Bonds (Terminal 18 Project), Series B,
                  6.000%, 9/01/20 (Alternative Minimum Tax)

---------------------------------------------------------------------------------------------------------------------------------
  $   383,754   Total Investments - (cost $357,813,299) - 97.2%                                                       352,216,757
=============--------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                   10,011,298
                -----------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                   $ 362,228,055
                =================================================================================================================

     * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

     N/R   Investment is not rated.

     (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.
     ______
     21

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund
April 30, 2000


   Principal                                                                                   Optional Call                 Market
Amount (000)    Description                                                                      Provisions*  Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 0.8%

     $   500    Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series A           No Opt. Call        BBB  $  446,245
                 (Baxter County Regional Hospital), 5.000%, 9/01/09
------------------------------------------------------------------------------------------------------------------------------------
                California - 2.8%

         555    La Mirada Redevelopment Agency (California), Community Facilities District      No Opt. Call        N/R     531,446
                 No. 89-1 (Civic Theatre Project), 1998 Refunding Special Tax Bonds
                 (Tax Increment Contribution), 5.200%, 10/01/06

       1,000    Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds            7/05 at 102       BBB-   1,040,110
                 (Procter & Gamble Project), 1995 Series, 6.200%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 6.8%

       2,300    E-470 Public Highway Authority, Capital Improvement Trust Fund Highway      8/05 at 95 29/32        Aaa   1,668,581
                 Revenue Bonds (E-470 Project), Senior Bonds, Arapahoe County, Colorado,
                0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       1,000    Aurora Centretech Metropolitan District, Arapahoe County, Colorado,             12/06 at 102         A+     957,210
                 General Obligation Variable Rate Refunding Bonds, Series 1998C, 4.875%,
                 12/01/28 (Mandatory put 12/01/08)

         500    Colorado Health Facilities Authority, Revenue Bonds, Series 1995                12/05 at 102         A-     507,665
                 (Covenant Retirement Communities Inc.), 6.200%, 12/01/07

         685    Eagle County Air Terminal Corporation, Airport Terminal Project Revenue         No Opt. Call        N/R     685,192
                 Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Connecticut - 0.6%

         335    Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds       1/03 at 102        BBB     312,002
                 (Wheelabrator Lisbon Project), Series 1993A, 5.150%, 1/01/05
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Delaware - 0.9%

         500    Delaware Economic Development Authority, First Mortgage Revenue Bonds            5/07 at 102        BBB     485,090
                 (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
                 6.100%, 5/01/10
------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 3.9%

       1,900    District of Columbia, General Obligation Refunding Bonds, Series A-1,           No Opt. Call        AAA   1,994,905
                 6.000%, 6/01/11

         205    District of Columbia, University Revenue Bonds (American University Issue),     10/06 at 101        AAA     206,095
                 Series 1996, 5.375%, 10/01/08
------------------------------------------------------------------------------------------------------------------------------------
                Florida - 14.7%

         200    Alachua County Health Facilities Authority, Florida, Health Facilities          12/06 at 102        AAA     201,568
                 Revenue Bonds, Series 1996A (Shands Teaching Hospital and Clinics, Inc.
                 Project), 5.300%, 12/01/08

         300    Brevard County Housing Finance Authority (Florida), Multifamily Housing          2/06 at 101        AAA     323,265
                 Revenue Refunding Bonds (Windover Oaks and Windover Health Club
                 Apartments Projects), Series 1996A, 6.900%, 2/01/27 (Mandatory put
                 2/01/07)

         500    Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995,             No Opt. Call        AAA     540,955
                 6.200%, 10/01/10

         335    Dade County, Florida Special Obligation and Refunding Bonds, Series 1996B,  10/08 at 98 7/32        AAA     200,616
                 0.000%, 10/01/09

         500    Duval County School District, Florida, General Obligation Refunding Bonds,       8/02 at 102        AAA     518,615
                 Series 1992, 6.300%, 8/01/08

         145    Escambia County Housing Finance Authority (Florida), Single Family Mortgage      4/07 at 102        Aaa     145,825
                 Revenue Bonds, Series 1997A (Multi County Program), 5.500%, 4/01/08
                 (Alternative Minimum Tax)

         200    Escambia County, Florida, Pollution Control Refunding Revenue Bonds             11/02 at 102       Baa1     209,000
                 (Champion International Project), Series 1992, 6.950%, 11/01/07

         175    Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding        No Opt. Call        AAA     178,442
                 Bonds, Series 1995A, 6.000%, 1/01/04 (Alternative Minimum Tax)

_____
22

   Principal                                                                                   Optional Call                 Market
Amount (000)    Description                                                                      Provisions*  Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                Florida (continued)

    $    500    State of Florida, Full Faith and Credit, Broward County Expressway Authority    No Opt. Call        AA+  $  645,720
                 Bonds, Series of 1984, 9.875%, 7/01/09

         125    Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds,           No Opt. Call        AAA     128,799
                 City of Orlando, Florida, Series 1997, 5.750%, 10/01/10
                 (Alternative Minimum Tax)

         405    City of Gulf Breeze (Florida), Local Government Loan Program Revenue Bonds,     12/06 at 101        AAA     412,363
                 Remarketed Series 1985B, 5.600%, 12/01/15 (Mandatory put 12/01/07)

         145    School District of Gulf County, Florida, Sales Tax Revenue Bonds, Series         6/07 at 101         AA     143,346
                 1997, 5.200%, 6/01/08

         200    Halifax Hospital Medical Center (Daytona Beach, Florida), Health Care           No Opt. Call          A     182,452
                 Facilities Revenue Bonds (Halifax Management System, Inc. Project),
                 1998 Series A, 4.600%, 4/01/08

         150    Indian Trace Community Development District (Broward County, Florida),           5/05 at 102        AAA     153,578
                 Water Management Special Benefit Refunding Bonds, Series 1995A, 5.500%,
                 5/01/06

         165    Jacksonville Health Facilities Authority (Florida), Tax Exempt Industrial       No Opt. Call       Baa2     161,693
                 Development Revenue Bonds (National Benevolent Association - Cypress Village
                 Florida Project), Series 1996A, 5.850%, 12/01/06

         400    Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%,     No Opt. Call        AAA     418,228
                 10/01/11

         250    Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds       4/07 at 102        AAA     253,435
                 (Lee Memorial Health System), Fixed Rate Hospital Revenue Bonds, 1997
                 Series A, 5.400%, 4/01/09

         250    Lee County Industrial Development Authority (Florida), Utility System           11/06 at 101        AAA     253,300
                 Revenue Bonds, Series 1996 (Bonita Springs Utilities Project), 5.450%,
                 11/01/07 (Alternative Minimum Tax)

         200    City of Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg            7/06 at 102          A     198,754
                 Regional Medical Center Project), Series 1996A, 5.600%, 7/01/08

         125    City of Lynn Haven, Florida, Special Project Revenue Bonds, Series 1996,        No Opt. Call        AAA     125,609
                 5.250%, 10/01/05 (Alternative Minimum Tax)

         250    Martin County, Florida, Special Assessment Bonds, Series 1995 (Tropical          5/00 at 100      A2***     250,023
                 Farms Water and Sewer Special Assessment District), 5.600%, 11/01/05
                 (Pre-refunded to 5/01/00)

         295    Orange County Housing Finance Authority, Single Family Mortgage Revenue          9/07 at 102        AAA     296,870
                 Bonds (GNMA and FNMA Mortgage Backed Securities Program), Series 1997B,
                 5.400%, 9/01/09 (Alternative  Minimum Tax)

         100    City of Pembroke Pines, Florida, Special Assessment Bonds, No. 94-1,            No Opt. Call         A3     101,815
                 5.750%, 11/01/05

         500    Housing Finance Authority of Polk County (Florida), Multifamily Housing          7/05 at 101        AAA     498,485
                 Revenue Bonds (Winter Oaks Apartments Project), Series 1997A, 5.250%,
                 7/01/22 (Mandatory put 7/01/07)

       1,000    Sanford Airport Authority (Florida), Industrial Development Revenue Bonds       No Opt. Call        N/R   1,035,040
                 (Central Florida Terminals Inc. Project), Series 1995A, 7.500%, 5/01/06
                 (Alternative Minimum Tax)

         250    Sanford Airport Authority (Florida), Industrial Development Revenue Bonds       No Opt. Call        N/R     250,208
                 (Central Florida Terminals Inc. Project), Series 1997C, 6.750%, 5/01/05

         200    Sarasota County Health Facilities Authority (Florida), Health Facilities        No Opt. Call        N/R     195,194
                 Revenue Refunding Bonds, Series 1995 (Sunnyside Properties Project),
                 5.500%, 5/15/05

         250    City of Tampa, Florida, Health System Revenue Bonds, Catholic Health East       No Opt. Call        AAA     252,135
                 Issue, Series 1998A-1, 5.500%, 11/15/12
------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 12.1%

       2,000    Community Unit School District Number 100, Boone, McHenry, and DeKalb           No Opt. Call        Aaa     920,680
                 Counties, Illinois (Belvidere), Capital Appreciation School Bonds,
                 0.000%, 12/01/13

       2,000    City of Chicago (Illinois), General Obligation Bonds (City Colleges of          No Opt. Call        AAA     915,100
                 Chicago Capital Improvement Project), Series 1999, 0.000%, 1/01/14

         500    City of Chicago, Chicago-OHare International Airport, Special Facilities        No Opt. Call       Baa2     450,925
                 Revenue Refunding Bonds (United Air Lines, Inc. Project), Series 1999A,
                 5.200%, 4/01/11 (Alternative Minimum Tax)

       1,000    Illinois Development Finance Authority, Adjustable Rate Solid Waste             No Opt. Call        BBB     837,110
                 Disposal Revenue Bonds (Waste Management, Inc. Project), Series 1997,
                 5.050%, 1/01/10 (Alternative Minimum Tax)

         225    Illinois Development Finance Authority, Economic Development Revenue Bonds,      8/08 at 100       Baa2     214,659
                 Series 1998 (The Latin School of Chicago Project), 5.250%, 8/01/09

       1,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1996                No Opt. Call        BBB   1,000,610
                 (Mercy Hospital and Medical Center Project), 6.000%, 1/01/06

_____
23

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund (continued)
April 30, 2000

   Principal                                                                              Optional Call                     Market
Amount (000)  Description                                                                   Provisions*     Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

              Illinois Health Facilities Authority, Revenue Bonds, Series 1998
                (Centegra Health System):
    $    500    5.500%, 9/01/09                                                             9/08 at 101          A-      $  475,925
         500    5.500%, 9/01/10                                                             9/08 at 101          A-         470,795

       1,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series
                1998 (The Methodist Medical Center of Illinois), 5.500%, 11/15/12          11/08 at 101         AAA         993,260

         500  Illinois Health Facilities Authority, Revenue Bonds (Victory Health
                Service), Series 1997A, 5.750%, 8/15/08                                     8/07 at 101          A-         487,890
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 0.9%

         500  Indiana Bond Bank, Special Program Bonds, Series 1997B (Hendricks County      2/07 at 102         AA-         506,030
                Redevelopment Authority, Pittboro Project), 5.750%, 2/01/08
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.8%

         420  Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington       2/03 at 102          AA         429,652
                Park Apartments Project), Series 1993A, 6.200%, 2/01/08
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.8%

       1,000  City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds          No Opt. Call       Baa2         987,020
                (Ashland Inc. Project), Series 1999, 5.700%, 11/01/09
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.5%

         265  Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series      9/02 at 102        Aaa         274,060
                1992A-2, 6.600%, 3/01/03 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.9%

         500  Maryland Health and Higher Educational Facilities Authority, Refunding         1/07 at 102         A-         496,440
                Revenue Bonds, Pickersgill Issue, Series 1997A, 5.750%, 1/01/08
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 2.1%

       1,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/08 at 101          A         942,320
                Massachusetts Eye and Ear Infirmary Issue, Series B, 5.250%, 7/01/10

         265  Massachusetts Health and Educational Facilities Authority, Revenue Bonds       7/09 at 101       Baa3         242,305
                (Lasell College Issue), Series A, 5.100%, 7/01/11
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 3.9%

       1,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds   No Opt. Call        BBB         985,840
                (Gratiot Community Hospital, Alma, Michigan), Series 1995, 6.100%,
                10/01/07

       1,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding     No Opt. Call        Aaa       1,018,500
                Bonds (Genesys Regional Medical Center Obligated Group), Series 1998A,
                5.500%, 10/01/08

         215  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark Retirement   No Opt. Call       BBB+         196,043
                Community Inc. Project), Series 1998, 4.900%, 6/01/08
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 1.6%

       1,000  Housing and Redevelopment Authority of the City of Saint Paul, Minnesota      No Opt. Call       BBB+         905,380
                Health Care Revenue Bonds (Regions Hospital Project), Series 1998,
                5.000%, 5/15/09
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.8%

         500  Perry County (Mississippi), Pollution Control Refunding Revenue Bonds          3/12 at 100       Baa2         454,390
                (Leaf River Forest Project), Series 1999, 5.200%, 10/01/12
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 2.8%

       1,000  The Industrial Development Authority of the City of Kansas City, Missouri,    11/08 at 102        N/R         893,630
                Retirement Facility Refunding and Improvement Revenue Bonds, Series 1998A
                (Kingswood Project), 5.375%, 11/15/09

         300  Health and Educational Facilities Authority of the State of Missouri,          2/07 at 102        N/R         285,462
                Bonds (Lutheran Senior Services), Series 1997, 5.550%, 2/01/09

         350  The Industrial Development Authority of the City of St. Louis, Missouri,      12/02 at 102        N/R         362,264
                Refunding Bonds (Kiel Center Multipurpose Arena Project), Series 1992,
                7.625%, 12/01/09 (Alternative Minimum Tax)

_____
24

   Principal                                                                              Optional Call                      Market
Amount (000)   Description                                                                 Provisions*      Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 3.3%

$      1,000   American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska           No Opt. Call       AAA         $  864,210
                 Public Gas Agency - Western A Project), 1999 Series A, 4.375%,
                 6/01/10

       1,000   Energy America (Nebraska), Natural Gas Revenue Note (Metropolitan           No Opt. Call       N/R            956,340
                 Utility District Project), Series 1997B, 5.700%, 7/01/08
 -----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 2.5%

       1,000   The Gloucester County Improvement Authority, New Jersey, Solid Waste        No Opt. Call       BBB          1,000,600
                 Resource Recovery Revenue Refunding Bonds (Waste Management, Inc.
                 Project), Series 1999B, 7.000%, 12/01/29 (Alternative Minimum Tax)
                 (Mandatory put 12/01/09)

         380   New Jersey Economic Development Authority, Insured Revenue Bonds            No Opt. Call       AAA            387,102
                 (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05
------------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.1%

          80   New Mexico Educational Assistance Foundation, Student Loan Revenue          No Opt. Call       Aaa             82,269
                 Bonds, Senior 1992 Series One-A, 6.300%, 12/01/02 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               New York - 8.1%

         500   Albany Housing Authority, City of Albany, New York, Limited Obligation      10/05 at 102      Baa1            497,930
                 Bonds, Series 1995, 5.700%, 10/01/06

         300   The City of New York, General Obligation Bonds, Fiscal 1997 Series B,    8/06 at 101 1/2        A-            306,885
                 5.700%, 8/15/07

         410   The City of New York General Obligation Bonds, Fiscal 1993 Series F,         2/05 at 101     A-***            435,990
                 6.375%, 2/15/06 (Pre-refunded to 2/15/05)

         290   The City of New York, General Obligation Bonds, Fiscal 1995 Series F,        2/05 at 101        A-            305,219
                 6.375%, 2/15/06

         750   New York State Housing Finance Agency, Health Facilities Revenue Bonds      No Opt. Call        A-            769,928
                 (New York City), 1996 Series A Refunding, 6.000%, 5/01/06

          85   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds,      4/08 at 101        AAA             86,066
                 Series 1998A, 5.500%, 4/01/11

       1,000   The Port Authority of New York and New Jersey, Special Project Bonds,      No Opt. Call        N/R          1,037,640
                 Series 4, KIAC Partners Project, 7.000%, 10/01/07 (Alternative
                 Minimum Tax)

       1,000   The Port Authority of New York and New Jersey, Special Project Bonds,      No Opt. Call        AAA          1,078,290
                 Series 6, JFK International Air Terminal LLC Project, 6.250%, 12/01/10
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - 4.8%

               Cleveland-Cuyahoga County Port Authority, Subordinate Refunding Revenue
                 Bonds, Series 1997 (Rock and Roll Hall of Fame and Museum Project):
         360   5.750%, 12/01/07                                                           No Opt. Call        N/R            359,651
         425   5.850%, 12/01/08                                                           No Opt. Call        N/R            426,594

       1,000   City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988     No Opt. Call        BBB          1,006,510
                 Series C (Emery Air Freight Corporation and Emery Worldwide Airlines,
                 Inc. - Guarantors), 6.050%, 10/01/09

         900   Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement  No Opt. Call        BBB            890,154
                 Bonds (Upper Valley Medical Center), Series 1996C, 6.000%, 5/15/06
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 5.7%

       1,250   County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds,        No Opt. Call        AAA          1,273,850
                 Series 1997A (Pittsburgh International Airport), 5.750%, 1/01/12
                 (Alternative Minimum Tax)

               Pennsylvania Higher Educational Facilities Authority (Commonwealth
                 of Pennsylvania), Geneva College Revenue Bonds, Series of 1998:
         470     4.900%, 4/01/07                                                          No Opt. Call       BBB-            444,263
         495     4.950%, 4/01/08                                                          No Opt. Call       BBB-            465,429

       1,500   Municipal Authority of Westmoreland County (Westmoreland County,           No Opt. Call       AAA           1,016,055
                 Pennsylvania), Municipal Service Revenue Bonds, Series of 1995A,
                 0.000%, 8/15/07
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.3%

         160   City of Myrtle Beach, South Carolina, Myrtle Beach Public Facilities       No Opt. Call     A3***             163,187
                 Corporation, Certificates of Participation (City of Myrtle Beach
                 Convention Center Project), Series 1992, 6.750%, 7/01/02

______
25

Portfolio of Investments
Nuveen Flagship Intermediate Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                              Optional Call                      Market
Amount (000)   Description                                                                 Provisions*      Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.6%

$        500   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities      No Opt. Call       BBB       $   465,920
                 Revenue Bonds, Refunding Series 1997 (Federal Express Corporation),
                 5.350%, 9/01/12

         500   The Industrial Development Board of the Metropolitan Government of           No Opt. Call       N/R           435,780
                 Nashville and Davidson County (Tennessee), Industrial Development
                 Revenue Refunding and Improvement Bonds (Osco Treatment Systems, Inc.
                 Project), Series 1993, 6.000%, 5/01/03 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 8.5%

       1,000   Alliance Airport Authority, Inc. (Texas), Special Facilities Revenue         No Opt. Call      Baa1         1,079,990
                 Bonds, Series 1991 (American Airlines, Inc. Project), 7.000%,
                 12/01/11 (Alternative Minimum Tax)

         345   Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding      No Opt. Call       Aaa           354,398
                 Bonds, Series 1993A-1, 6.200%, 12/01/02 (Alternative Minimum Tax)

       3,000   Goose Creek Consolidated Independent School District, Texas, Unlimited       No Opt. Call       AAA         1,856,580
                 Tax Refunding Bonds, Series 1993, 0.000%, 2/15/09

         535   Texas Department of Housing and Community Affairs, Multifamily Housing       No Opt. Call         A           543,207
                 Revenue Bonds (NHP - Foundation - Asmara Project), Series 1996A, 5.800%,
                 1/01/06

       1,000   Tomball Hospital Authority (Texas), Hospital Revenue Bonds, Series 1999,     No Opt. Call      Baa2           929,840
                 Tomball Regional Hospital, 5.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.5%

         290   Salt Lake County, Utah, College Revenue Bonds (Westminster College of        10/07 at 101       BBB           275,570
                 Salt Lake City Project), Series 1997, 5.200%, 10/01/09
------------------------------------------------------------------------------------------------------------------------------------
               Virgin Islands - 2.7%

         585   Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series        9/02 at 101       BBB           549,297
                 1998A, 4.500%, 9/01/05

       1,000   Virgin Islands Water and Power Authority, Electric System Revenue and         7/08 at 101       N/R           969,840
                 Refunding Bonds, 1998 Series, 5.250%, 7/01/09
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 1.8%

         500   Pocahontas Parkway Association, Route 895 Connector Toll Road Revenue        No Opt. Call      BBB-           477,060
                 Bonds, Senior Current Interest, Series 1998A, 5.250%, 8/15/07

          555  Prince William County Park Authority (Virginia), Park Facilities Revenue     10/09 at 101        A3           542,007
                 Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 1.2%

          750  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,        10/07 at 101       BBB           696,570
                 Series 1998 (Carroll College, Inc. Project), 5.000%, 10/01/09
------------------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.4%

          200  State of Wyoming, Farm Loan Board, Capital Facilities Refunding Revenue      10/02 at 102       AA-           206,361
                 Bonds, Series 1992, 6.100%, 10/01/06
------------------------------------------------------------------------------------------------------------------------------------
     $ 61,250  Total Investments - (cost $57,149,069) - 100.2%                                                            56,092,746
------------------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.2)%                                                                      (103,386)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                         $55,989,360
               ---------------------------------------------------------------------------------------------------------------------

               * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

              ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

              *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

              N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

_____
26

               Portfolio of Investments

               Nuveen Flagship Limited Term Municipal Bond Fund
               April 30, 2000

   Principal                                                                                Optional Call                     Market
Amount (000)   Description                                                                    Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.3%

 $     1,250   Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997
                Series A, 5.200%, 7/01/06 (Alternative Minimum Tax)                          No Opt. Call           AAA   $1,234,663
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 0.5%

         250   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue      No Opt. Call           Aa2      255,458
                Bonds, 6.125%, 9/01/02 (Alternative Minimum Tax)

       2,000   City of Tucson, Arizona, General Obligation Refunding Bonds, Series           No Opt. Call           AAA    2,038,700
                1995, 5.375%, 7/01/05
------------------------------------------------------------------------------------------------------------------------------------
               California - 6.8%

       7,250   California Higher Education Loan Authority, Inc., Student Loan Revenue        No Opt. Call            A2    7,414,503
                Refunding Bonds, Subordinate 1994 Series D, 6.500%, 6/01/05
                 (Alternative Minimum Tax)

               California Statewide Communities Development Authority,
               Refunding Certificates of Participation (Rio Bravo Fresno Project), 1999
               Series A:

       3,000     5.400%, 12/01/00                                                            No Opt. Call           N/R    2,993,340
       3,000     5.450%, 12/01/01                                                            No Opt. Call           N/R    2,974,260
       2,000     5.550%, 12/01/02                                                            No Opt. Call           N/R    1,965,860
       2,000     5.600%, 12/01/03                                                            No Opt. Call           N/R    1,951,680

       5,000   California Statewide Communities Development Authority, Multifamily           No Opt. Call          BBB+    4,846,350
                Housing Refunding Bonds (Archstone Oakridge Apartments), Issue 1999E,
                 Archstone Communities Trust, 5.300%, 6/01/29 (Mandatory put 6/01/08)

       4,380   Central Joint Powers Health Financing Authority, Certificates of              No Opt. Call          Baa1    4,310,708
                Participation, Series 1993 (Community Hospital of Central California),
                 5.250%, 2/01/04

       1,250   Long Beach Aquarium of the Pacific, Revenue Bonds (Aquarium of the Pacific    No Opt. Call           BBB    1,258,488
                Project), 1995 Series A, 5.750%, 7/01/05

               Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds
                (Procter & Gamble Project), 1995 Series:

       1,000     5.900%, 7/01/02                                                             No Opt. Call          BBB-    1,015,550
         500     6.000%, 7/01/03                                                             No Opt. Call          BBB-      510,865
         500     7.000%, 7/01/04                                                             No Opt. Call          BBB-      530,355

       1,500   Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A           No Opt. Call            A2    1,522,410
                (Community Correctional Facility Acquisition Project), 5.500%, 1/01/06

------------------------------------------------------------------------------------------------------------------------------------
               Colorado - 5.2%

       9,000   E-470 Public Highway Authority, Arapahoe County, Colorado, Capital        8/05 at 95 29/32           Aaa    6,529,230
                Improvement Trust Fund Highway Revenue Bonds (E-470 Project),
                 Senior Bonds, 0.000%, 8/31/06 (Pre-refunded to 8/31/05S

         400   City of Arvada, Colorado, Limited Sales and Use Tax Revenue Bonds, Series     No Opt. Call        N/R***      400,696
                1991, 6.400%, 6/01/00

       2,115   Colorado Health Facilities Authority, Revenue Bonds, Series 1995              No Opt. Call            A-    2,106,032
                (Covenant Retirement Communities Inc.), 5.650%, 12/01/04

               Colorado Housing and Finance Authority, Single-Family
                Housing Revenue Refunding Bonds, 1991 Series A:

       1,515     0.000%, 11/01/01                                                            No Opt. Call           Aa1    1,378,483
       3,515     0.000%, 11/01/02                                                            No Opt. Call           Aa1    3,007,786

       6,475   City and County of Denver, Colorado, Airport System Revenue Bonds,            No Opt. Call           AAA    6,623,925
                Series 1996B, 5.750%, 11/15/04 (Alternative Minimum Tax)

       1,065   Eagle County Air Terminal Corporation, Airport Terminal Project Revenue       No Opt. Call           N/R    1,065,298
                Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)

         500   Hyland Hills Metropolitan Park and Recreation District, Adams County,         No Opt. Call           N/R      501,340
                Colorado Special Revenue Refunding and Improvement Bonds, Series 1996A,
                 5.400%, 12/15/00

                    _____
27

                    Portfolio of Investments

                    April 30, 2000


   Principal                                                                               Optional Call                    Market
Amount (000)  Description                                                                    Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

    $  3,500  Metropolitan Football Stadium District (Colorado), Sales Tax Revenue Bonds,   No Opt. Call          AAA  $ 2,174,970
               Series 1999A, 0.000%, 1/01/09
-----------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 3.4%

       1,000  City of Bridgeport, Connecticut, General Obligation Refunding Bonds, 1996     No Opt. Call          AAA    1,041,780
               Series A, 6.000%, 9/01/05

       2,200  State of Connecticut Health and Educational Facilities Authority, Revenue     No Opt. Call         BBB-    2,205,808
               Bonds, Quinnipiac College Issue, Series D, 5.625%, 7/01/03

       1,000  State of Connecticut Health and Educational Facilities Authority, Revenue     No Opt. Call          BBB      945,770
                Bonds, Hospital for Special Care Issue, Series B, 5.125%, 7/01/07

              Connecticut Development Authority, First Mortgage Gross Revenue Health
               Care Project Refunding Bonds (Church Homes, Inc., Congregational
               Avery Heights Project), 1997 Series:

         780   5.100%, 4/01/04                                                              No Opt. Call          BBB      760,430
       1,100   5.200%, 4/01/05                                                              No Opt. Call          BBB    1,066,582
       1,135   5.300%, 4/01/06                                                              No Opt. Call          BBB    1,094,889

         410  City of New Haven, Connecticut, General Obligation Bonds, Issue of 1992,      No Opt. Call          AAA      431,623
               9.250%, 3/01/02

       5,000  Housing Authority of the City of Stamford (Connecticut), Multifamily          No Opt. Call           A3    4,531,700
               Housing Revenue Refunding Bonds (The Fairfield Apartments Project),
               Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)

       3,775  West Haven Housing Authority (Connecticut), Multifamily Housing Revenue        1/01 at 100          N/R    3,778,586
               Bonds, Series 1998B (Meadows Landing Apartments), 6.000%, 1/01/02
               (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 1.6%

         240  North Springs Improvement District (Broward County, Florida), Water           No Opt. Call          N/R      243,427
               and Sewer Revenue Bonds, Series 1991, 7.900%, 10/01/01

       4,940  Housing Finance Authority of Polk County (Florida), Multifamily Housing        7/05 at 101          AAA    4,925,032
               Revenue Bonds (Winter Oaks Apartments Project), Series 1997A, 5.250%,
               7/01/22 (Mandatory put 7/01/07)

       2,080  Sanford Airport Authority (Florida), Industrial Development Revenue Bonds     No Opt. Call          N/R    2,128,339
               (Central Florida Terminals Inc. Project), Series 1995A, 7.300%, 5/01/04
               (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.7%

       3,000  City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series  No Opt. Call          AAA    3,199,110
               1996, 6.500%, 1/01/06
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 2.5%

       1,600  Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999          No Opt. Call         BBB+    1,544,336
               (Morris Hospital), 5.000%, 12/01/04

         970  Illinois Health Facilities Authority, Revenue Refunding Bonds, Galesburg      No Opt. Call           AA      970,058
               Cottage Hospital, 5.400%, 5/01/00

         390  Illinois Health Facilities Authority, Revenue Bonds, Series 1996 (Mercy       No Opt. Call          BBB      392,243
               Hospital and Medical Center Project), 5.600%, 1/01/02

       1,500  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B   No Opt. Call           A-    1,461,795
               (Sarah Bush Lincoln Health Center), 5.500%, 2/15/06

              Illinois Health Facilities Authority, Revenue Bonds (Victory Health
               Service), Series 1997A:
         945  5.000%, 8/15/05                                                               No Opt. Call           A-      899,895
         995  5.000%, 8/15/06                                                               No Opt. Call           A-      935,161
       1,045  5.750%, 8/15/07                                                               No Opt. Call           A-    1,023,912
         605  5.750%, 8/15/08                                                                8/07 at 101           A-      590,347

       3,000  State of Illinois, General Obligation Bonds, Series of March 1992             10/02 at 102           AA    3,130,500
               (Full Faith and Credit), 6.200%, 10/01/04

         555  Village of Romeoville, Will County, Illinois, General Obligation              No Opt. Call           A3      560,178
               Refunding Bonds (Alternate Revenue Source), Series 1991-B, 7.850%, 1/01/01

____
28

     Principal                                                                          Optional Call                        Market
  Amount (000)   Description                                                             Provisions*    Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 1.4%

                 City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998
                 (Greencroft Obligated Group):
     $     715     5.150%, 8/15/05                                                       No Opt. Call         N/R       $   674,452
           790     5.250%, 8/15/07                                                       No Opt. Call         N/R           728,333
           680     5.300%, 8/15/08                                                       No Opt. Call         N/R           619,514
           775     5.350%, 8/15/09                                                        8/08 at 101         N/R           697,368

                 Indiana Bond Bank, Special Program Bonds, Series 1997B
                 (Hendricks County Redevelopment Authority, Pittboro
                 Project):
         1,525     5.250%, 2/01/03                                                       No Opt. Call         AA-         1,524,680
         1,075     5.400%, 2/01/04                                                       No Opt. Call         AA-         1,077,258

         1,250   Valparaiso Multi-School Building Corporation (Porter County,            No Opt. Call         AAA         1,270,478
                   Indiana), First Mortgage Bonds, Series 1992, 6.100%, 7/01/01
-----------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 0.3%

                 Iowa Student Loan Liquidity Corporation, Iowa Partnership Loan
                   Revenue Bonds, 1992 Series:
           325     6.000%, 7/01/00 (Alternative Minimum Tax)                             No Opt. Call           A           325,689
           600     6.100%, 7/01/01 (Alternative Minimum Tax)                             No Opt. Call           A           607,056
           650     6.200%, 7/01/02 (Alternative Minimum Tax)                             No Opt. Call           A           662,305
-----------------------------------------------------------------------------------------------------------------------------------
                 Kentucky - 7.6%

         3,180   County of Christian, Kentucky, Hospital Revenue and Refunding Bonds,    No Opt. Call          A-         3,118,690
                   Series 1997A, Jennie Stuart Medical Center, 5.500%, 7/01/06

                 City of Jeffersontown, Kentucky, Public Projects Refunding and
                   Improvements Bonds, Certificates of Participation:
           235     4.650%, 11/01/02                                                      No Opt. Call          A3           232,815
           520     4.750%, 11/01/03                                                      No Opt. Call          A3           513,479

           475   Kenton County Water District No. 1, Water District Revenue Bonds,       No Opt. Call         AAA           483,503
                   Series 1995B, 5.600%, 2/01/03

                 Kentucky Development Finance Authority, Sisters of Charity of
                   Nazareth Health Corporation, Revenue Refunding Bonds, Series 1991:
         1,330     6.000%, 11/01/01                                                      No Opt. Call       A1***         1,354,326
         2,720     6.600%, 11/01/06 (Pre-refunded to 11/01/01)                           11/01 at 102       A1***         2,843,923

                 Kentucky Economic Development Finance Authority, Hospital System
                   Refunding and Improvement Revenue Bonds, Series 1997 (Appalachian
                   Regional Healthcare, Inc. Project):
         2,670     5.300%, 10/01/05                                                      No Opt. Call         N/R         2,330,857
         1,315     5.400%, 10/01/06                                                      No Opt. Call         N/R         1,116,238

         1,460   Kentucky Higher Education Student Loan Corporation, Insured Student     No Opt. Call         Aaa         1,526,634
                   Loan Revenue Bonds, 1991 Series B, 6.800%, 6/01/03
                   (Alternative Minimum Tax)

                 Kentucky Infrastructure Authority, Governmental Agencies
                   Program Revenue and Revenue Refunding Bonds, 1995 Series H:
         1,945     5.300%, 8/01/03                                                       No Opt. Call         AA-         1,962,486
         1,000     5.500%, 8/01/05                                                       No Opt. Call         AA-         1,018,390

         1,000   The Turnpike Authority of Kentucky, Resource Recovery Road,             No Opt. Call          A+         1,194,680
                   Revenue Refunding Bonds, 1985 Series A, 9.625%, 7/01/05

                 Regional Airport Authority of Louisville and Jefferson
                   County, Kentucky, Airport System Revenue Bonds, 1997 Series A:
         1,375     5.750%, 7/01/00 (Alternative Minimum Tax)                             No Opt. Call         AAA         1,377,970
           455     5.750%, 7/01/01 (Alternative Minimum Tax)                             No Opt. Call         AAA           459,664
         1,535     5.750%, 7/01/02 (Alternative Minimum Tax)                             No Opt. Call         AAA         1,558,793

         2,000     Regional Airport Authority of Louisville and Jefferson County,        No Opt. Call        Baa3         1,862,840
                     Kentucky, Special Facilities Revenue Bonds, 1999 Series A
                     (Airis Louisville, L.L.C. Project), 5.000%, 3/01/09

____
29

                   Portfolio of Investments

                   April 30, 2000


     Principal                                                                          Optional Call                        Market
  Amount (000)   Description                                                             Provisions*    Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Kentucky (continued)

     $   3,225   Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of       No Opt. Call          Aa      $  3,263,507
                   Cities Funding Program), Series 1993A, 5.625%, 3/01/03

        10,800   City of Owensboro, Kentucky, Electric Light and Power System Revenue    No Opt. Call         AAA         8,927,172
                    Bonds, Series 1993A, 0.000%, 1/01/04 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 3.3%

         6,000   Parish of East Baton Rouge, State of Louisiana, Industrial Pollution    No Opt. Call         BBB         5,992,500
                   Control Refunding Revenue Bonds (Hoechst Celanese Corporation
                   Project), Series 1993, 5.400%, 12/01/02

           750   Louisiana Public Facilities Authority, Hospital Revenue Bonds           No Opt. Call       A3***           772,238
                   (Woman's Hospital Foundation Project), Series 1992, 6.750%,
                   10/01/02

         2,500   Louisiana Offshore Terminal Authority, Deepwater Port Refunding         No Opt. Call           A         2,550,300
                    Revenue Bonds (LOOP Inc. Project), First Stage Series 1992B,
                    6.100%, 9/01/02

           770   Office Facilities Corporation (A Louisiana Non Profit Corporation),     No Opt. Call        BBB+           782,374
                   Capital Facilities Bonds (Statewide Lease/Purchase Program), Series
                   1990, 7.350%, 12/01/00

           300   Ouachita Parish (Louisiana), Hospital Service District No. 1 Revenue    No Opt. Call        A***           301,368
                   Bonds (Glenwood Regional Medical Center), Series 1991, 7.250%,
                   7/01/00

         5,000   St. Charles Parish, State of Louisiana, Pollution Control Revenue       No Opt. Call        BBB-         4,886,750
                   Refunding Bonds (Entergy Louisiana, Inc. Project), Series 1999C,
                   5.350%, 10/01/29 (Mandatory put 10/01/03)
 -----------------------------------------------------------------------------------------------------------------------------------
                 Maine - 0.2%

           845   Maine Educational Loan Marketing Corporation, Student Loan Revenue      5/02 at 101            A           857,869
                   Refunding Bonds, Subordinate Series 1992A-2, 6.600%, 5/01/05
                   (Alternative Minimum Tax)
 -----------------------------------------------------------------------------------------------------------------------------------
                 Maryland - 1.3%

                 Maryland Energy Financing Administration, Limited Obligation Solid
                   Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
                   Baltimore L.L.C. Projects), 1996 Series:
         2,280   5.650%, 12/01/03 (Alternative Minimum Tax)                              No Opt. Call          A-         2,293,087
         1,000   5.850%, 12/01/05 (Alternative Minimum Tax)                              No Opt. Call          A-         1,011,320

         2,400   Northeast Maryland Waste Disposal Authority, Resource Recovery          No Opt. Call         AAA         2,566,056
                   Revenue Refunding Bonds, (Southwest Resource Recovery Facility),
                   Series 1993, 7.150%, 1/01/04
 -----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts - 2.8%

           265   City of Brockton, Massachusetts, General Obligation Bonds, 5.350%,      No Opt. Call         Aa3           265,270
                   6/15/00

                 Massachusetts Educational Financing Authority, Education Loan
                   Revenue Bonds, Issue E, Series 1995:
           725     5.500%, 7/01/01 (Alternative Minimum Tax)                             No Opt. Call         AAA           729,568
         2,225     5.700%, 7/01/04 (Alternative Minimum Tax)                             No Opt. Call         AAA         2,252,368

                 Massachusetts Educational Financing Authority, Education Loan
                   Revenue Bonds, Issue E, Series 1997B:
         1,860     5.250%, 7/01/06 (Alternative Minimum Tax)                             No Opt. Call         AAA         1,848,728
         2,615     5.350%, 7/01/07 (Alternative Minimum Tax)                              7/06 at 102         AAA         2,606,318

         1,500   Massachusetts Health and Educational Facilities Authority, Revenue      No Opt. Call         AA-         1,401,735
                   Bonds, Partners Health Care System Issue, Series B, 5.000%,
                   7/01/09

                 City of New Bedford, Massachusetts, General Obligation Landfill
                   Closure Bonds, Series 1993:
           600     5.400%, 3/01/01                                                       No Opt. Call        Baa3           603,810
           600     5.500%, 3/01/02                                                       No Opt. Call        Baa3           603,726

         2,500   The New England Education Loan Marketing Corporation, Student Loan      No Opt. Call         Aa2         2,527,525
                   Refunding Bonds, 1993 Series E, 5.625%, 7/01/04 (Alternative
                   Minimum Tax)

           250   City of Springfield, Massachusetts, General Obligation School           No Opt. Call        Baa3           254,633
                   Project Loan, Act of 1948 Bonds, Series B, 6.100%, 9/01/02

____
30

   Principal                                                                                  Optional Call                  Market
Amount (000)    Description                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 5.8%

                City of Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding
                Bonds (Cobo Hall Expansion Project), Series 1993:
   $   6,980    5.250%, 9/30/06                                                                No Opt. Call    AAA     $  7,004,221
       3,200    5.250%, 9/30/07                                                                No Opt. Call    AAA        3,204,736

         245    City of Madison Heights, Michigan, Tax Increment Finance Authority,            No Opt. Call    N/R          249,101
                 Revenue Bonds, Series 1991, 8.500%, 3/15/01

         900    Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,  No Opt. Call    AAA          906,372
                 Series XII-E, 6.375%, 10/01/00 (Alternative Minimum Tax)

       2,000    Michigan Higher Education Student Loan Authority, Series XV-A,                 No Opt. Call    Aa1        2,005,240
                 5.400%, 9/01/00 (Alternative Minimum Tax)

       1,620    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds    No Opt. Call    BBB        1,617,521
                 (Gratiot Community Hospital, Alma, Michigan), Series 1995, 5.300%, 10/01/01

       1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds             No Opt. Call    AA-        1,038,870
                 (Mercy Health Services Obligated Group), 1997 Series T, 6.000%, 8/15/06

                Michigan State Housing Development Authority, Rental Housing Revenue Bonds,
                 1995 Series B:
       3,085     5.450%, 4/01/05                                                               No Opt. Call    AAA        3,111,747
       3,325     5.450%, 10/01/05                                                              6/05 at 102     AAA        3,356,355

       4,095    Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding      8/00 at 100     BBB-       4,000,569
                 Bonds (Nomc Obligated Group), 5.800%, 8/01/03
-----------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 0.6%

                Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding
                 Bonds, Series 1995 (Mississippi Baptist Medical Center):
       1,690     5.350%, 5/01/03                                                               No Opt. Call    AAA        1,701,864
       1,000     5.400%, 5/01/04                                                               No Opt. Call    AAA        1,009,130
-----------------------------------------------------------------------------------------------------------------------------------
                Missouri - 1.4%

                Health and Educational Facilities Authority of the State of Missouri,
                Health Facilities Revenue Bonds (Lutheran Senior Services), Series 1997:
         500     5.200%, 2/01/04                                                               No Opt. Call    N/R          490,395
         600     5.300%, 2/01/05                                                               No Opt. Call    N/R          585,900
         600     5.400%, 2/01/06                                                               No Opt. Call    N/R          583,452
         700     5.500%, 2/01/07                                                               No Opt. Call    N/R          678,041

       4,000    The Industrial Development Authority of the County of St. Louis, Missouri,     No Opt. Call    A3         3,980,720
                 Multifamily Housing Revenue Refunding Bonds (Equity Residential/Pinetree
                 Apartments), Series 1999A, 5.200%, 11/15/29 (Mandatory put 11/15/04)

         200    The City of St. Louis, Missouri, Regional Convention and Sports Complex        No Opt. Call    N/R          203,942
                 Authority, Convention and Sports Facility Project Bonds, Series C
                 of 1991, 7.750%, 8/15/01
-----------------------------------------------------------------------------------------------------------------------------------
                Montana - 0.6%

       3,000    City of Forsyth, Rosebud County, Montana, Pollution Control Revenue            No Opt. Call    A-         2,894,160
                 Refunding Bonds (Portland General Electric Company Projects), Series 1998B,
                 4.750%, 5/01/33 (Alternative Minimum Tax) (Mandatory put 5/01/03)
-----------------------------------------------------------------------------------------------------------------------------------
                Nebraska - 2.4%

       7,200    American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska Public       No Opt. Call    AAA        6,447,600
                 Gas Agency - Western A Project), 1999 Series A, 4.450%, 6/01/08

       5,000    Energy America (Nebraska), Natural Gas Revenue Bonds (Nebraska Public Gas      No Opt. Call    N/R        4,725,850
                 Agency Project), Series 1998B, 5.450%, 4/15/08
-----------------------------------------------------------------------------------------------------------------------------------
                Nevada - 0.4%

       2,000    Las Vegas New Convention and Visitors Authority, Nevada, Revenue Bonds,        No Opt. Call    AAA        2,029,340
                 Series 1999, 5.500%, 7/01/09

____
31

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 2000

   Principal                                                                    Optional Call                           Market
Amount (000)   Description                                                       Provisions*        Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 1.2%

$    505       New Hampshire Higher Educational and Health                      No Opt. Call            BBB+           $  511,711
                Facilities Authority, Hospital Revenue Bonds, St. Joseph
                Hospital Issue, Series 1991, 7.250%, 1/01/01

     225       New Hampshire Housing Finance Authority, Single Family           No Opt. Call            Aa3               226,242
                Residential Mortgage Bonds, 1991 Series D, 6.450%,
                1/01/01 (Alternative Minimum Tax)

   5,000       Business Finance Authority of the State of New Hampshire,        No Opt. Call            BBB+            4,875,600
                Pollution Control Refunding Revenue Bonds (The United
                Illuminating Company Project), 1997 Series A, 4.350%,
                7/01/27 (Alternative Minimum Tax) (Mandatory put 2/01/02)

------------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 2.8%

               New Jersey Health Care Facilities Financing Authority,
               Bayonne Hospital Obligated Group, Revenue Bonds, Series 1994:
     860        5.750%, 7/01/00                                                 No Opt. Call            AAA               862,058
   1,000        5.800%, 7/01/01                                                 No Opt. Call            AAA             1,012,583
     790        5.900%, 7/01/02                                                 No Opt. Call            AAA               806,340

   3,230       New Jersey Economic Development Authority, Insured Revenue       No Opt. Call            AAA             3,290,369
                Bonds (Educational Testing Service Issue), Series 1995B,
                5.500%, 5/15/05

               New Jersey Economic Development Authority, First Mortgage
               Revenue Bonds (Franciscan Oaks Project), Series 1997:
   1,420        5.300%, 10/01/05                                                No Opt. Call            N/R             1,365,145
     830        5.400%, 10/01/06                                                No Opt. Call            N/R               793,214

               New Jersey Higher Educational Facilities Authority, Higher
               Educational Facilities Revenue Bonds, Saint Peters College
               Issue, 1992 Series B:
     295        6.100%, 7/01/00                                                 No Opt. Call            BBB               295,835
     355        6.200%, 7/01/01                                                 No Opt. Call            BBB               361,213

               New Jersey Educational Facilities Authority, Stevens
               Institute of Technology Issue Revenue Bonds, 1992
               Series A:
   1,275        6.100%, 7/01/00                                                 No Opt. Call              A             1,278,366
     995        6.200%, 7/01/01                                                 No Opt. Call              A             1,009,477
   1,165        6.300%, 7/01/02                                                 No Opt. Call              A             1,193,356

     550       New Jersey Educational Facilities Authority, Revenue Bonds,      No Opt. Call            BBB               526,251
                Saint Peters College Issue, 1998 Series B, 5.000%, 7/01/08
 -----------------------------------------------------------------------------------------------------------------------------------
               New York - 16.4%

               Albany Housing Authority, City of Albany, New York, Limited
               Obligation Bonds, Series 1995:
     500        5.100%, 10/01/01                                                No Opt. Call           Baa1               499,375
     700        5.250%, 10/01/02                                                No Opt. Call           Baa1               699,258
     750        5.400%, 10/01/03                                                No Opt. Call           Baa1               750,450
     750        5.500%, 10/01/04                                                No Opt. Call           Baa1               748,658
   1,000        5.600%, 10/01/05                                                No Opt. Call           Baa1               996,490
     500        5.700%, 10/01/06                                                10/05 at 102           Baa1               497,930
     700        5.850%, 10/01/07                                                10/05 at 102           Baa1               693,952

               City of Jamestown, Chautauqua County, New York, Public
               Improvement Serial Bonds, 1991 Series A:
     150       7.000%, 3/15/04                                                  No Opt. Call           Baa2               158,262
     750       7.000%, 3/15/05                                                  No Opt. Call           Baa2               799,005

   1,000       Metropolitan Transportation Authority (New York), Transit        No Opt. Call              A             1,031,650
                Facilities Service Contract Bonds, Series N, 6.625%,
                7/01/02

   2,750       The City of New York, General Obligation Bonds, Fiscal 1991      No Opt. Call              A-            3,158,210
               Series B, 8.250%, 6/01/06

   1,000       The City of New York, General Obligation Bonds, Fiscal 1996      No Opt. Call              A-            1,045,400
               Series E, 6.500%, 2/15/04

               The City of New York, General Obligation Bonds, Fiscal 1996
               Series G:
   3,000       5.700%, 2/01/03                                                  No Opt. Call              A-            3,048,210
     500       5.750%, 2/01/06                                                  No Opt. Call              A-              511,615

______
32

     Principal                                                                                Optional Call                   Market
  Amount (000)   Description                                                                    Provisions*    Rating**        Value
------------------------------------------------------------------------------------------------------------------------------------
                 New York(continued)

     $   2,800   The City of New York, General Obligation Bonds, Fiscal 1996 Series I,         No Opt. Call     A-     $   2,965,480
                  6.500%, 3/15/06

         3,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series H,         No Opt. Call     A-         3,031,860
                  5.400%, 8/01/04

         4,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series F,         No Opt. Call    Aaa         4,092,000
                  6.100%, 2/15/02

         5,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series I,         No Opt. Call     A-         5,088,550
                 5.625%, 4/15/05

         1,000   Dormitory Authority of the State of New York, State University                 5/00 at 102      A         1,022,040
                  Educational Facilities Revenue Bonds, Series 1990A, 7.400%, 5/15/01

         5,555   Dormitory Authority of the State of New York, State University                No Opt. Call      A         6,315,257
                  Educational Facilities Revenue Bonds, Series 1990B, 7.500%, 5/15/11

         2,900   Dormitory Authority of the State of New York, Department of Health of         No Opt. Call     A-         2,960,436
                  the State of New York, Refunding Bonds, 1990 Issue, 6.750%, 7/01/01

         2,000   Dormitory Authority of the State of New York, State University Educational    No Opt. Call     A-         2,111,780
                  Facilities Revenue Bonds, Series 1995A, 6.500%, 5/15/05

                 Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds,
                  Series 1996:
         1,000    5.500%, 7/01/00                                                              No Opt. Call   Baa2         1,000,620
         1,000    6.000%, 7/01/06                                                              No Opt. Call   Baa2           991,170

         3,315   Dormitory Authority of the State of New York, City University System          No Opt. Call      A         3,406,229
                  Consolidated Revenue Bonds, 1996 Series 2, 6.000%, 7/01/04

         5,000   New York State Housing Finance Agency, Health Facilities Revenue              No Opt. Call     A-         5,087,250
                  Bonds (New York City), 1996 Series A Refunding, 5.875%, 5/01/04

         1,265   New York State Urban Development Corporation, Project Revenue Bonds           No Opt. Call      A         1,314,335
                  (Center for Industrial Innovation), 1995 Refunding Series,
                  6.250%, 1/01/05

         1,000   New York State Urban Development Corporation, Correctional Capital            No Opt. Call      A         1,003,660
                  Facilities Revenue Bonds, 1993 Refunding Series, 5.250%, 1/01/02

           630   Onondaga County Resource Recovery Agency (New York), System Revenue           No Opt. Call   Baa1           630,000
                  Bonds (Development Costs), 1992 Series, 6.200%, 5/01/00

         3,700   The Port Authority of New York and New Jersey, Special Obligation             No Opt. Call    N/R         3,839,268
                  Project Bonds, Series 4, KIAC Partners Project, 7.000%, 10/01/07
                  (Alternative Minimum Tax)

         3,035   The Port Authority of New York and New Jersey, Special Obligation             No Opt. Call    AAA         3,170,027
                  Project Bonds, Series 6, JFK International Air Terminal L.L.C.
                  Project, 6.000%, 12/01/05 (Alternative Minimum Tax)

         1,400   Suffolk County Industrial Development Agency (New York), 1998                 No Opt. Call    N/R         1,298,612
                  Industrial Development Revenue Bonds (Nissequogue Cogen Partners
                  Facility), 4.875%, 1/01/08 (Alternative Minimum Tax)

         7,265   Suffolk County Industrial Development Agency, Solid Waste Disposal            No Opt. Call    AAA         7,573,690
                  Facility Revenue Bonds (Ogden Martin Systems of Huntington, Limited
                  Partnership Resource Recovery Facility), Series 1999, 5.950%, 10/01/09
                  (Alternative Minimum Tax)

         3,700   Tonawanda Housing Authority, New York, Housing Revenue Bonds (Kibler          No Opt. Call    N/R         3,696,337
                  Senior Housing, L.P. Project), Series 1999B Bonds, 6.250%, 12/01/01
------------------------------------------------------------------------------------------------------------------------------------
                 North Carolina - 1.2%

         5,475   North Carolina Municipal Power Agency Number 1, Catawba Electric               1/03 at 102   BBB+         5,514,311
                  Revenue Bonds, Series 1992, 6.000%, 1/01/05
------------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 6.3%

         8,245   Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital       No Opt. Call   Baa1         7,396,342
                  Facilities Revenue Bonds, Series 1998A (Summa Health System Project),
                  5.000%, 11/15/08

           500   City of Barberton, Ohio, Hospital Facilities Revenue Bonds, Series 1992       No Opt. Call   A***           507,215
                  (The Barberton Citizen's Hospital Company Project), 6.550%, 1/01/01

                 City of Cambridge, Ohio, Hospital Revenue Refunding
                 Bonds, Series 1991 (Guernsey Memorial Hospital Project):
           640    7.750%, 12/01/00                                                             No Opt. Call    BBB           650,202
           680    7.850%, 12/01/01                                                             No Opt. Call    BBB           706,166

______
33

               Portfolio of Investments
               Nuveen Flagship Limited Term Municipal Bond Fund (continued) April 30, 2000

     Principal                                                                            Optional Call                    Market
  Amount (000)   Description                                                               Provisions*    Ratings**         Value
---------------------------------------------------------------------------------------------------------------------------------
                 Ohio (continued)

                 Cleveland-Cuyahoga County Port Authority, Subordinate
                 Refunding Revenue Bonds, Series 1997 (Rock and Roll Hall
                 of Fame and Museum Project):
     $   850      5.000%, 12/01/01                                                        No Opt. Call       N/R       $  847,076
       1,000      5.100%, 12/01/02                                                        No Opt. Call       N/R          990,810
         750      5.350%, 12/01/04                                                        No Opt. Call       N/R          741,773
         335      5.600%, 12/01/06                                                        No Opt. Call       N/R          332,491

                 County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health
                   System), Series 1995:
         500      5.750%, 8/15/00                                                         No Opt. Call       AAA          502,030
         795      5.850%, 8/15/01                                                         No Opt. Call       AAA          807,370
         735      5.950%, 8/15/02                                                         No Opt. Call       AAA          752,875

                 County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series
                   1993 (Flower Hospital):
         370      5.800%, 12/01/01                                                        No Opt. Call    N/R***          375,406
         790      5.900%, 12/01/02                                                        No Opt. Call    N/R***          807,909
         435      6.000%, 12/01/03                                                        No Opt. Call    N/R***          447,893

       1,000     Miami County, Ohio, Hospital Facilities Revenue Refunding and            No Opt. Call       BBB          989,060
                   Improvement Bonds (Upper Valley Medical Center), Series 1996C,
                   6.000%, 5/15/06

         550     State of Ohio, State Economic Development Revenue Bonds (Ohio             6/00 at 100        A-          550,831
                   Enterprise Bond Fund), Series 1991-2 and Series 1991-3 (Superior
                   Forge and Steel Corporation), 7.250%, 6/01/01
                   (Alternative Minimum Tax)

       3,825     State of Ohio, Elementary and Secondary Education Capital Facilities     No Opt. Call       AAA        3,892,473
                   Bonds, Series 1995A, 5.700%, 6/01/02

                 County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds,
                   Series 1998 (Memorial Hospital):
         910      4.500%, 1/01/01                                                         No Opt. Call      BBB-          906,305
       1,030      4.600%, 1/01/02                                                         No Opt. Call      BBB-        1,017,146
       1,375      4.700%, 1/01/03                                                         No Opt. Call      BBB-        1,346,249
       1,460      4.800%, 1/01/04                                                         No Opt. Call      BBB-        1,412,930
       1,030      4.900%, 1/01/05                                                         No Opt. Call      BBB-          987,224
         830      5.000%, 1/01/06                                                         No Opt. Call      BBB-          789,280
         500      5.050%, 1/01/07                                                         No Opt. Call      BBB-          470,735
         750      5.100%, 1/01/09                                                          1/08 at 102      BBB-          687,758
---------------------------------------------------------------------------------------------------------------------------------
                 Oklahoma - 0.6%

       3,120     Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess         No Opt. Call       BBB        2,983,625
                   Health Care Corporation Project), Series 1997A, 5.250%, 10/01/07
---------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 8.8%

         400     Allegheny County Hospital Development Authority (Allegheny County,       No Opt. Call   BBB+***          404,060
                   Pennsylvania), Hospital Revenue Bonds, Series 1991A (St. Margaret
                   Memorial Hospital), 6.800%, 10/01/00

       9,500     Beaver County Industrial Development Authority, Pennsylvania, Pollution   6/04 at 100      Baa3        8,982,630
                   Control Revenue Refunding Bonds, Series 1999-A (Ohio Edison Company
                   Project), 4.650%, 6/01/33 (Mandatory put 6/01/04)

       3,830     Delaware County Authority (Pennsylvania), Health Facilities Revenue      11/05 at 100       Aaa        4,004,188
                   Bonds, Series 1993A (Mercy Health Corporation of Southeastern
                   Pennsylvania Obligated Group), 6.000%, 11/15/07 (Pre-refunded to
                   11/15/05)

                 Delaware County Industrial Development Authority (Pennsylvania),
                   Refunding Revenue Bonds, Series A 1997 (Resource Recovery Facility):

       4,000       6.000%, 1/01/03                                                        No Opt. Call       BB-        3,906,320
       4,000       6.500%, 1/01/08                                                        No Opt. Call       BB-        3,834,280

       1,500     Monroeville Hospital Authority, Hospital Revenue Refunding Bonds,        No Opt. Call       N/R        1,420,530
                   Forbes Health System, 5.750%, 10/01/05

       3,425     City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth  No Opt. Call       BBB        3,431,542
                   Series, 5.700%, 7/01/00

       1,095     Redevelopment Authority of the City of Philadelphia (Pennsylvania),      No Opt. Call       N/R        1,039,188
                   Multifamily Housing Mortgage Revenue Bonds, Series 1998A (Cricket
                   Court Commons Project), 5.600%, 4/01/08 (Alternative Minimum Tax)

_____
34

   Principal                                                                                  Optional Call                Market
Amount (000) Description                                                                       Provisions*    Ratings**    Value
-----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

             Philadelphia Pennsylvania Hospitals and Higher Education Facilities Authority,
              Hospital Revenue Refunding Bonds, Pennsylvania Hospital:
 $   3,490    5.850%, 7/01/02                                                                  No Opt. Call   BBB+***  $  3,549,051
     2,020    6.050%, 7/01/04                                                                  No Opt. Call   BBB+***     2,082,378
     2,000    6.150%, 7/01/05                                                                  No Opt. Call   BBB+***     2,080,020

     5,505   Westmoreland County Industrial Development Authority, Pennsylvania, Hospital
              Revenue Bonds, Series 1998 (Citizens General Hospital),
              4.750%, 7/01/03                                                                  No Opt. Call      Baa3     5,326,143
-----------------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.9%

     4,035   Rhode Island Housing and Mortgage Finance Corporation, Multifamily Housing
              Bonds, 1995 Series A, 5.350%, 7/01/03                                            No Opt. Call       AAA     4,083,823
-----------------------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.7%

     2,815   The Health, Educational, and Housing Facilities Board of the County of Knox,      No Opt. Call      Baa1     2,640,357
              Revenue Bonds, Series 1999 (University Health System, Inc), 5.200%, 4/01/08

             The Health and Educational Facilities Board of the Metropolitan Government of
              Nashville and Davidson County, Tennessee, Revenue Refunding Bonds, Series
              1998 (The Blakeford at Green Hills):
       400    5.150%, 7/01/05                                                                   7/03 at 102       N/R       381,508
       400    5.250%, 7/01/06                                                                   7/03 at 102       N/R       378,712
       500    5.300%, 7/01/07                                                                   7/03 at 102       N/R       468,645
       500    5.350%, 7/01/08                                                                   7/03 at 102       N/R       463,870
       500    5.400%, 7/01/09                                                                   7/03 at 102       N/R       463,135

     3,250   The Industrial Development Board of the Metropolitan Government of Nashville
              and Davidson County, Tennessee, Industrial Development Revenue Refunding and     No Opt. Call       N/R     2,832,570
              Improvement Bonds (Osco Treatment Systems, Inc. Project), Series 1993,
              6.000%, 5/01/03 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
             Texas - 4.4%

     5,000   Brazos River Authority (Texas), Revenue Refunding Bonds (Reliant Energy,
              Incorporated Project), Series 1999B, 5.200%, 12/01/18 (Mandatory put
              12/01/02)                                                                        No Opt. Call      Baa1     4,923,800

             Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding
              Bonds, Series 1993A-1:
     1,510    5.900%, 12/01/00 (Alternative Minimum Tax)                                       No Opt. Call       Aaa     1,522,110
     1,075    6.050%, 12/01/01 (Alternative Minimum Tax)                                       No Opt. Call       Aaa     1,093,135

     5,000   Matagorda County Navigation District Number One (Texas), Revenue Refunding Bonds  No Opt. Call      Baa1     4,926,300
              (Reliant Energy, Incorporated Project), Series 1999C, 5.200%, 5/01/29
              (Mandatory put 11/01/02)

     1,325   North Central Texas Health Facilities Development Corporation, Health Facilities
              Development                                                                       2/01 at 100       BBB     1,318,971
              Revenue Bonds (C.C. Young Memorial Home Project), Series 1996, 5.700%, 2/15/03

       645   The City of Pasadena (Texas), Industrial Development Corporation, Economic        10/00 at 100         A       649,418
              Development Revenue Bonds, Series 1991 (Universities Space Research Association
              Lunar and Planetary Institute Project), 7.050%, 10/01/01

       655   The State of Texas, Texas College Student Loan Senior Lien Revenue Bonds, Series  No Opt. Call         A       667,393
              1991, 7.100%, 4/01/01 (Alternative Minimum Tax)

     2,500   Travis County (Texas), Health Facilities Development Corporation, Revenue Bonds   No Opt. Call       AAA     2,568,675
              (Ascension Health Credit Group), Series 1999A, 5.750%, 11/15/08

             Tyler Health Facilities Development Corporation (Texas), Hospital Revenue Bonds
             (Mother Frances Hospital Regional Health Care Center Project), Series 1997A:
     1,650    5.125%, 7/01/05                                                                   7/02 at 100      Baa2     1,577,466
     1,100    5.200%, 7/01/06                                                                   7/02 at 100      Baa2     1,042,877
-----------------------------------------------------------------------------------------------------------------------------------
             Vermont - 0.4%

             Vermont Student Assistance Corporation, Education Loan Finance Program Revenue
             Bonds, 1992 Series A-3:
     1,000    5.900%, 12/15/00 (Alternative Minimum Tax)                                       No Opt. Call       AAA     1,007,600
     1,000    6.050%, 12/15/01 (Alternative Minimum Tax)                                       No Opt. Call       AAA     1,015,270

____
35

          Portfolio of Investments
          Nuveen Flagship Limited Term Municipal Bond Fund (continued) April 30, 2000

   Principal                                                                                  Optional Call                Market
Amount (000) Description                                                                       Provisions*    Ratings**    Value
-----------------------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 2.1%

             Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A:
$   2,960     4.450%, 9/01/04                                                                    9/02 at 101      BBB  $  2,812,059
    2,500     4.500%, 9/01/05                                                                    9/02 at 101      BBB     2,347,425

    2,070    Virgin Islands Water and Power Authority, Electric System Revenue and Refunding    No Opt. Call      N/R     2,037,211
              Bonds, 1998 Series, 5.250%, 7/01/06

    2,715    Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross       No Opt. Call    BBB-D     2,675,252
              Receipts Taxes Loan Note), Series 1999A, 5.000%, 10/01/04
-----------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.6%

    2,850    Newport News Redevelopment and Housing Authority, Multifamily Housing Revenue       5/05 at 102      AAA     2,874,653
              Bonds (Fredericksburg - Oxford Project), Series 1997A, 5.550%, 5/01/27
              (Mandatory put 5/01/07)
-----------------------------------------------------------------------------------------------------------------------------------
             Washington - 2.1%

    4,160    The City of Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds,
              1999, 5.500%, 8/01/07                                                             No Opt. Call      AAA     4,233,050

    1,670    Washington Health Care Facilities Authority, Revenue Bonds, Series 1992 (The       No Opt. Call      AAA     1,712,016
              Children's Hospital and Medical Center, Seattle), 6.000%, 10/01/02

    3,500    Washington Public Power Supply System, Nuclear Project No. 2 Refunding Revenue
              Bonds, Series 1997A, 6.000%, 7/01/09                                              No Opt. Call      AAA     3,653,930
-----------------------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.3%

    1,155    Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series       No Opt. Call      AAA     1,162,202
              1993A (Lutheran Hospital - La Crosse, Inc.), 5.300%, 2/15/01
-----------------------------------------------------------------------------------------------------------------------------------
$ 463,575    Total Investments - (cost $460,445,145) - 98.9%                                                            455,390,294
-----------------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.1%                                                                         4,981,107
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $460,371,401
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

____
36

               Portfolio of Investments

               April 30, 2000

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description                                                                       Provisions*    Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 3.5%

     $   500  City of Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding
               Bonds, 2000 Series A (International Paper Company Project), 6.700%, 08/01/20     2/10 at 101         BBB+  $  507,735
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 2.7%

         400  Martin County Industrial Development Authority (Florida), Industrial             12/04 at 102         BBB-     401,904
               Development Revenue Bonds (Indianatown Cogeneration L.P. Project),
               Series 1994A, 7.875%, 12/15/25
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 16.1%

         135  Village of Channahon, Illinois, Revenue Refunding Bonds, Series 1999
               (Morris Hospital), 5.750%, 12/01/12                                             12/09 at 102         BBB+     121,489

         485  City of Chicago, Chicago-OHare International Airport, Special Facility           11/00 at 103         Baa2     505,249
               Revenue Bonds (United Air Lines, Inc. Project), Series 1988A, 8.950%, 05/01/18

         140  City of Chicago, Tax Increment Allocation Bonds (Irving/Cicero                    1/09 at 100          N/R     132,934
               Redevelopment Project),  Series 1998, 7.000%, 01/01/14

         250  Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds       No Opt. Call          BBB     251,493
               (Waste Management, Inc. Project), Series 1990, 7.125%, 01/01/01

         300  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1999A,     No Opt. Call           A3     286,110
               West Suburban Hospital Medical Center, 5.500%, 07/01/09

         225  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B       2/07 at 102           A-     198,405
               (Sarah Bush Lincoln Health Center), 5.500%, 02/15/16

         700  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991        1/01 at 102         Baa3     581,931
               (Proctor Community Hospital Project), 7.375%, 01/01/23

         300  Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series      11/09 at 100           A2     295,218
               1999A (Liberty Towers Project), 7.000%, 11/01/29
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 6.4%

       1,000  Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds
               (Steel Dynamics Inc., Project), Series 1998, 7.250%, 11/01/18                   11/10 at 102          N/R     946,120
------------------------------------------------------------------------------------------------------------------------------------
              Iowa- 4.7%

         700  Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds     10/10 at 102          N/R     694,099
               (Waldorf College Project), Series 1999, 7.375%, 10/01/19
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 14.9%

       1,000  Kentucky Economic Development Finance Authority, Hospital System Refunding        4/08 at 102          N/R     691,950
               and Improvement Revenue Bonds, Series 1997 (Appalachian Regional Healthcare,
               Inc. Project), 5.850%, 10/01/17

       1,500  City of Newport, Kentucky, Public Properties Corporation, First Mortgage          7/10 at 104          N/R   1,495,185
               Revenue Bonds,  Series 2000A (Public Parking and Plaza Project), 8.375%,
               01/01/18
------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 0.9%

         135  Massachusetts Port Authority, Special Facilities Revenue Bonds (US Air            9/06 at 102          AAA     132,467
               Project), Series 1996-A, 5.875%, 09/01/23
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 12.9%

         400  Northwest Minnesota Multi-County Housing and Redevelopment Authority,            10/04 at 102          N/R     357,552
               Governmental Housing Revenue Bonds (Pooled Housing Program), Series B,
               8.125%, 10/01/26

       1,530   City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue         11/03 at 102          N/R   1,535,860
                Refunding Bonds (White Bear Lake Care Center, Inc., Project), Series
                1992, 8.250%, 11/01/12

               _______
               37

               Portfolio of Investments

               April 30, 2000


   Principal                                                                                  Optional Call                   Market
Amount (000)  Description                                                                       Provisions*    Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
              New York - 17.4%

   $   1,500  County of Cattaraugus, New York, Industrial Development Agency, Tax-Exempt       No Opt. Call          N/R  $1,487,355
               Industrial Development Revenue Bonds, Series 1999A (Laidlaw Energy and
               Environmental, Inc. Project), 8.500%, 07/01/21

         500  Erie County (New York), Industrial Development Agency, Solid Waste Disposal      12/10 at 103          N/R     545,835
               Facility Revenue Bonds (1998 CanFibre of Lackawanna Project), 9.050%, 12/01/25

         500  Dormitory Authority of the State of New York, Marymount Manhattan College         7/09 at 101           AA     505,390
               Insured Revenue Bonds, Series 1999, 6.125%, 07/01/21
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 5.1%

         140  Ohio Capital Corporation for Housing Mortgage, Revenue Refunding Bonds,          No Opt. Call          N/R     138,943
               Series 1999F (FHA-Insured Mortgage Loans - Section 8 Assisted Projects),
               6.750%, 02/01/03

         700  Ohio Water Development Authority, State of Ohio, Solid Waste Disposal Revenue     9/09 at 102          N/R     613,480
               Bonds (Bay Shore Power Project), Convertible Series 1998B, 6.625%, 09/01/20
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 1.0%

         140  City of Central Falls, Rhode Island General Obligation School Bonds, 6.250%,      5/09 at 102           AA    141,273
               05/15/20
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 1.7%

         110  Alliance Airport Authority, Inc. (Texas), Special Facilities Revenue Bonds,      No Opt. Call         Baa1    118,799
               Series 1991 (American Airlines, Inc. Project), 7.000%, 12/01/11

         140  Harris County (Texas), Housing Finance Corporation, Multifamily Housing Revenue   7/12 at 103          N/R    134,418
               Bonds (Windfern Pointe and Waterford Place Apartments Projects), 1999 Senior
               Series A and B, Subordinate Series C, and Junior Subordinate Series D, 9.000%,
               07/01/29
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 6.1%

         750  City of Bountiful, Davis County, Utah Hospital Revenue Refunding Bonds           12/08 at 101          N/R    618,337
               (South Davis Community Hospital Project), Series 1998, 5.750%, 12/15/18

         275  Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F,     7/09 at 101 1/2          Aa2    280,272
               6.300%, 07/01/21
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 5.7%

         850  Virginia Small Business Financing Authority, Industrial Development              No Opt. Call          N/R    844,875
               Revenue Bonds (S.I.L. Clean Water, L.L.C. Project), Series 1999,
               7.250%, 11/01/09
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 0.9%

         150  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,            11/09 at 101          N/R    132,564
               Series 1999 (FH Healthcare Development Inc. Project), 6.250%, 11/15/20
------------------------------------------------------------------------------------------------------------------------------------
    $ 15,455  Total Investments - (cost $14,870,441) - 100.0%                                                             14,697,242
------------------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.0%                                                                             3,161
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                          $14,700,403
              ======================================================================================================================

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
        ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
        N/R Investment is not rated.

                                 See accompanying notes to financial statements.

               ____
               38

                    Statement of Net Assets
                    April 30, 2000






                                                             All-American       Intermediate        Limited Term         High Yield
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value        $ 352,216,757      $  56,092,746       $ 455,390,294      $  14,697,242
Cash                                                              411,309                 --                  --                 --
Receivables:
        Fund manager                                                   --              9,629                  --              1,609
        Interest                                                6,119,656            891,813           7,776,696            386,476
        Investments sold                                       11,325,506            220,000           9,830,943             15,000
        Shares sold                                               216,897              9,066             232,952              1,054
Other assets                                                      107,779                934              20,602                250
-----------------------------------------------------------------------------------------------------------------------------------
          Total assets                                        370,397,904         57,224,188         473,251,487         15,101,631
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                         --          1,047,270           2,852,598            328,756
Payables:
        Investments purchased                                   6,195,660                --            7,650,514                 --
        Shares redeemed                                         1,159,955             62,422           1,151,814                 --
Accrued expenses:
        Management fees                                           147,162                 --             166,136                 --
        12b-1 distribution and service fees                       111,134             14,181              98,945              3,747
        Other                                                      58,068             19,180             104,219             48,773
Dividends payable                                                 497,870             91,775             855,860             19,952
-----------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                     8,169,849          1,234,828          12,880,086            401,228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                  $ 362,228,055      $  55,989,360       $ 460,371,401      $  14,700,403
===================================================================================================================================
Class A Shares
Net assets                                                  $ 259,004,035      $  44,675,396       $ 382,808,091      $   5,291,106
Shares outstanding                                             25,067,707          4,417,396          36,979,538            284,424
Net asset value and redemption price per share              $       10.33      $       10.11       $       10.35      $       18.60
Offering price per share (net asset value per share
   plus maximum sales charge of 4.20%, 3.00%, 2.50% and
   4.20%, respectively, of offering price)                  $       10.78      $       10.42       $       10.62      $       19.42
===================================================================================================================================
Class B Shares
Net assets                                                  $  32,536,056                N/A                 N/A      $   2,465,427
Shares outstanding                                              3,147,082                N/A                 N/A            132,704
Net asset value, offering and redemption price per share    $       10.34                N/A                 N/A      $       18.58
===================================================================================================================================
Class C Shares
Net assets                                                  $  67,577,161      $  10,586,154       $  77,228,178      $   1,694,450
Shares outstanding                                              6,549,764          1,045,130           7,470,356             91,145
Net asset value, offering and redemption price per share    $       10.32      $       10.13       $       10.34      $       18.59
===================================================================================================================================
Class R Shares
Net assets                                                  $   3,110,803      $     727,810       $     335,132      $   5,249,420
Shares outstanding                                                300,931             72,008              32,436            282,091
Net asset value, offering and redemption price per share    $       10.34      $       10.11       $       10.33      $       18.61
===================================================================================================================================
N/A - Intermediate and Limited Term are not authorized to issue Class B Shares.

____
39                                 See accompaning notes to financial statements

               Statement of Operations
               Year Ended April 30, 2000

                                                                     All-American   Intermediate     Limited Term       High Yield*
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $  24,390,404    $ 3,365,932    $  27,453,918      $    517,478
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         1,938,717        303,770        2,222,621            45,308
12b-1 service fees - Class A                                              570,660         99,500          846,325             4,699
12b-1 distribution and service fees - Class B                             330,182            N/A              N/A            10,344
12b-1 distribution and service fees - Class C                             564,143         77,089          487,057             5,352
Shareholders' servicing agent fees and expenses                           364,200        115,918          286,743             1,079
Custodian's fees and expenses                                             103,956         63,908          117,969            51,664
Trustees' fees and expenses                                                12,605          2,532           13,146               390
Professional fees                                                          20,782         11,183           19,304            10,235
Shareholders' reports - printing and mailing expenses                      49,148          7,698           11,389            23,472
Federal and state registration fees                                        37,331         21,095           30,308            19,617
Other expenses                                                              9,227          2,250            4,300               294
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    4,000,951        704,943        4,039,162           172,454
        Custodian fee credit                                              (37,014)        (9,098)          (7,283)          (16,441)
        Expense reimbursement                                                  --       (190,184)              --           (96,261)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            3,963,937        505,661        4,031,879            59,752
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  20,426,467      2,860,271       23,422,039           457,726
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                  (9,176,255)      (230,203)      (2,224,238)         (134,825)
Net change in unrealized appreciation or depreciation of investments  (31,918,526)    (4,131,784)     (24,703,249)         (173,198)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (41,094,781)    (4,361,987)     (26,927,487)         (308,023)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               $( 20,668,314)   $(1,501,716)   $  (3,505,448)     $    149,703
===================================================================================================================================
N/A - Intermediate and Limited Term are not authorized to issue Class B Shares.

*For the period June 7, 1999 (commencement of operations) through April 30, 2000.

____
40                                 See accompaning notes to financial statements

                      Statement of Changes in Net Assets



                                                                         All-American                  Intermediate
                                                                ----------------------------- ------------------------------


                                                                   Year Ended     Year Ended     Year Ended      Year Ended
                                                                      4/30/00        4/30/99        4/30/00         4/30/99
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $  20,426,467  $  17,742,518  $   2,860,271   $   2,502,122
Net realized gain (loss) from
  investment transactions                                          (9,176,255)     1,390,265       (230,203)        974,433
Net change in unrealized appreciation
  or depreciation of investments                                  (31,918,526)     1,381,053     (4,131,784)       (353,542)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             (20,668,314)    20,513,836     (1,501,716)      3,123,013
----------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From undistributed net investment income:
  Class A                                                         (15,132,046)   (13,558,500)    (2,386,487)     (2,193,035)
  Class B                                                          (1,566,028)      (757,569)           N/A             N/A
  Class C                                                          (3,562,122)    (3,203,324)      (435,019)       (282,244)
  Class R                                                            (162,902)      (225,133)       (35,833)        (32,146)
From accumulated net realized gains
  from investment transactions:
  Class A                                                            (654,193)      (265,989)      (716,348)       (215,591)
  Class B                                                             (80,183)       (18,186)           N/A             N/A
  Class C                                                            (170,189)       (70,414)      (146,458)        (36,389)
  Class R                                                              (6,542)        (5,437)       (10,562)         (2,815)
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
  from distributions to shareholders                              (21,334,205)   (18,104,552)    (3,730,707)     (2,762,220)
----------------------------------------------------------------------------------------------------------------------------

Fund Share Transactions
Net proceeds from shares issued in the
  reorganization of:
  Alabama                                                                  --      7,102,834             --              --
  South Carolina                                                           --     11,502,532             --              --
  Florida Intermediate                                                     --             --             --      12,375,612
Net proceeds from sale of shares                                  181,144,650    146,838,231     22,995,132      17,557,237
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                              6,218,778      6,230,070      1,610,326       1,227,057
----------------------------------------------------------------------------------------------------------------------------
                                                                  187,363,428    171,673,667     24,605,458      31,159,906
Cost of shares redeemed                                          (209,948,809)   (59,511,217)   (25,719,254)    (15,659,540)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Fund share transactions                                         (22,585,381)   112,162,450     (1,113,796)     15,500,366
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                             (64,587,900)   114,571,734     (6,346,219)     15,861,159
Net assets at the beginning of year                               426,815,955    312,244,221     62,335,579      46,474,420
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                   $ 362,228,055  $ 426,815,955  $  55,989,360   $  62,335,579
============================================================================================================================
Balance of undistributed net
  investment income at the end of year                          $       3,945  $         576  $       8,224   $       5,292
============================================================================================================================

                                                                         Limited Term                High Yield
                                                                -----------------------------  ---------------------
                                                                                               For the Period 6/7/99
                                                                                                       (commencement
                                                                   Year Ended     Year Ended          of operations)
                                                                      4/30/00        4/30/99         through 4/30/00
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $  23,422,039  $  22,313,600          $     457,726
Net realized gain (loss) from
  investment transactions                                          (2,224,238)       177,749               (134.825)
Net change in unrealized appreciation
  or depreciation of investments                                  (24,703,249)     4,044,043               (173,198)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations              (3,505,448)    26,535,392                149,703
--------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From undistributed net investment income:
  Class A                                                         (19,204,675)   (20,627,751)              (138,627)
  Class B                                                                 N/A            N/A                (54,913)
  Class C                                                          (3,701,545)    (2,406,223)               (38,436)
  Class R                                                             (35,237)       (45,661)              (182,520)
From accumulated net realized gains
  from investment transactions:
  Class A                                                                  --             --                     --
  Class B                                                                 N/A            N/A                     --
  Class C                                                                  --             --                     --
  Class R                                                                  --             --                     --
--------------------------------------------------------------------------------------------------------------------
Decrease in net assets
  from distributions to shareholders                              (22,941,457)   (23,079,635)              (414,496)
--------------------------------------------------------------------------------------------------------------------

Fund Share Transactions
Net proceeds from shares issued in the
  reorganization of:
  Alabama                                                                  --             --                     --
  South Carolina                                                           --             --                     --
  Florida Intermediate                                                     --             --                     --
Net proceeds from sale of shares                                  123,966,719    159,596,588             16,959,330
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                             10,258,381     10,739,032                 74,830
--------------------------------------------------------------------------------------------------------------------
                                                                  134,225,100    170,335,620             17,034,160
Cost of shares redeemed                                          (192,794,704)  (101,189,975)            (2,168,964)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Fund share transactions                                         (58,569,604)    69,145,645             14,865,196
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                             (85,016,509)    72,601,402             14,600,403
Net assets at the beginning of year                               545,387,910    472,786,508                100,000
--------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                   $ 460,371,401  $ 545,387,910          $  14,700,403
====================================================================================================================
Balance of undistributed net
  investment income at the end of year                          $     705,378  $     224,796          $      43,230
====================================================================================================================

N/A - Intermediate and Limited Term are not authorized to issue Class B Shares.

                                 See accompanying notes to financial statements.

              ____

Notes to Financial Statements



1.  General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship All-American Municipal Bond Fund ("All-American"), the Nuveen Flagship Intermediate Municipal Bond Fund ("Intermediate"), the Nuveen Flagship Limited Term Municipal Bond Fund ("Limited Term") and the Nuveen High Yield Municipal Bond Fund ("High Yield") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on September 11, 1998, Nuveen Flagship Alabama Municipal Bond Fund ("Alabama") and Nuveen Flagship South Carolina Municipal Bond Fund ("South Carolina") reorganized into All-American. Prior to these reorganizations Alabama and South Carolina were each a series of the Nuveen Flagship Multistate Trust III, an open-end investment company. Alabama and South Carolina had fiscal year ends of May 31 prior to being reorganized into All-American which has an April 30 fiscal year end.

After the close of business on September 11, 1998, Nuveen Flagship Florida Intermediate Municipal Bond Fund ("Florida Intermediate") reorganized into Intermediate. Prior to the reorganization Florida Intermediate was a series of the Nuveen Flagship Multistate Trust I, an open-end investment company. Florida Intermediate had a fiscal year end of May 31 prior to being reorganized into Intermediate which has an April 30 fiscal year end.

All-American, Intermediate and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 65% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2000, All-American had an outstanding when-issued purchase commitment of $6,195,660. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


______
42

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2000, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, C and R Shares. All-American and High Yield also offer Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 2000.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

_____
43

2. Fund Shares
Transactions in Fund shares were as follows:

                                                                                              All-American
                                                                      ------------------------------------------------------------
                                                                              Year Ended                        Year Ended
                                                                                4/30/00                          4/30/99
                                                                      --------------------------       ---------------------------
                                                                           Shares         Amount           Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Alabama:
  Class A                                                                      --  $          --          395,906  $    4,578,809
  Class B                                                                      --             --           33,558         388,298
  Class C                                                                      --             --          174,177       2,011,777
  Class R                                                                      --             --           10,715         123,950
Shares issued in the reorganization of South Carolina:
  Class A                                                                      --             --          888,879      10,280,233
  Class B                                                                      --             --           62,148         719,099
  Class C                                                                      --             --           33,844         390,899
  Class R                                                                      --             --            9,709         112,301
Shares sold:
  Class A                                                              13,500,898    143,864,405        8,253,027      94,819,512
  Class B                                                               1,285,393     13,894,140        2,120,117      24,385,007
  Class C                                                               1,934,386     20,659,552        2,250,600      25,819,882
  Class R                                                                 257,212      2,726,553          157,716       1,813,830
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                                 428,158      4,578,317          410,709       4,717,255
  Class B                                                                  48,556        517,927           22,987         264,311
  Class C                                                                  95,115      1,014,087           89,793       1,029,146
  Class R                                                                  10,212        108,447           19,091         219,358
----------------------------------------------------------------------------------------------------------------------------------
                                                                       17,559,930    187,363,428       14,932,976     171,673,667
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                             (16,168,225)  (171,438,777)      (3,545,629)    (40,755,984)
  Class B                                                                (967,088)   (10,145,770)        (227,194)     (2,609,789)
  Class C                                                              (2,489,879)   (26,198,502)      (1,050,052)    (12,050,245)
  Class R                                                                (205,764)    (2,165,760)        (356,254)     (4,095,199)
----------------------------------------------------------------------------------------------------------------------------------
                                                                      (19,830,956)  (209,948,809)      (5,179,129)    (59,511,217)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                (2,271,026) $ (22,585,381)       9,753,847  $  112,162,450
==================================================================================================================================


                                                                                              Intermediate
                                                                      ------------------------------------------------------------
                                                                              Year Ended                        Year Ended
                                                                                4/30/00                          4/30/99
                                                                      --------------------------       ---------------------------
                                                                           Shares         Amount           Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Florida Intermediate:
   Class A                                                                     --  $          --          691,484  $    7,709,931
   Class C                                                                     --             --          407,786       4,549,343
   Class R                                                                     --             --           10,446         116,338
Shares sold:
   Class A                                                              1,649,511     17,041,794        1,262,418      13,969,292
   Class C                                                                563,833      5,833,982          308,307       3,423,835
   Class R                                                                 11,445        119,356           14,806         164,110
Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                132,254      1,373,278           98,056       1,086,083
   Class C                                                                 21,185        220,220           11,658         129,379
   Class R                                                                  1,620         16,828            1,048          11,595
----------------------------------------------------------------------------------------------------------------------------------
                                                                        2,379,848     24,605,458        2,806,009      31,159,906
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                             (2,069,751)   (21,197,050)      (1,238,267)    (13,721,630)
   Class C                                                               (434,531)    (4,467,520)        (157,660)     (1,745,372)
   Class R                                                                 (5,370)       (54,684)         (17,438)       (192,538)
----------------------------------------------------------------------------------------------------------------------------------
                                                                       (2,509,652)   (25,719,254)      (1,413,365)    (15,659,540)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  (129,804) $  (1,113,796)       1,392,644  $   15,500,366
==================================================================================================================================

_______
44

                                                                        Limited Term
                                                  --------------------------------------------------------
                                                          Year Ended                     Year Ended
                                                            4/30/00                        4/30/99
                                                  -----------------------        -------------------------
                                                  Shares           Amount         Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                         9,240,097   $  97,155,925      8,690,653   $  94,938,574
  Class C                                         2,519,289      26,670,978      5,825,373      63,606,835
  Class R                                            13,313         139,816         96,702       1,051,179
Shares issued to shareholders due to
 reinvestment of distributions:
  Class A                                           813,547       8,594,221        879,078       9,602,882
  Class C                                           155,922       1,644,870        101,885       1,111,423
  Class R                                             1,820          19,290          2,265          24,727
-----------------------------------------------------------------------------------------------------------
                                                 12,743,988     134,225,100     15,595,956     170,335,620
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                       (14,974,195)   (157,240,634)    (8,242,278)    (89,920,305)
  Class C                                        (3,301,074)    (34,601,230)      (977,837)    (10,657,258)
  Class R                                           (90,620)       (952,840)       (56,064)       (612,412)
-----------------------------------------------------------------------------------------------------------
                                                (18,365,889)   (192,794,704)    (9,276,179)   (101,189,975)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (5,621,901)  $ (58,569,604)     6,319,777   $  69,145,645
===========================================================================================================

                                                                                          High Yield
                                                                                 -------------------------
                                                                                    For the Period 6/7/99
                                                                                       (commencement of
                                                                                      operations) through
                                                                                            4/30/00
                                                                                 -------------------------
                                                                                  Shares         Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                                          372,419   $   6,981,810
  Class B                                                                          143,463       2,700,166
  Class C                                                                           89,209       1,682,683
  Class R                                                                          293,122       5,594,671
Shares issued to shareholders due to
reinvestment of distributions:
  Class A                                                                            1,545          28,819
  Class B                                                                            1,039          19,374
  Class C                                                                              686          12,769
  Class R                                                                              744          13,868
-----------------------------------------------------------------------------------------------------------
                                                                                   902,227      17,034,160
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                                          (90,790)     (1,684,324)
  Class B                                                                          (13,048)       (243,122)
  Class C                                                                               --              --
  Class R                                                                          (13,025)       (241,518)
-----------------------------------------------------------------------------------------------------------
                                                                                  (116,863)     (2,168,964)
-----------------------------------------------------------------------------------------------------------
Net increase                                                                       785,364   $  14,865,196
===========================================================================================================

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2000, to shareholders of record on May 9, 2000, as follows:

                                   All-American        Intermediate       Limited Term       High Yield
-----------------------------------------------------------------------------------------------------------
Dividend per share:
  Class A                               $.0470             $.0415              $.0400          $.1000
  Class B                                .0405                N/A                 N/A           .0880
  Class C                                .0420              .0365               .0370           .0910
  Class R                                .0485              .0430               .0420           .1030
===========================================================================================================
N/A-Intermediate and Limited Term are not authorized to issue Class B Shares.

_____
45

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended April 30, 2000, were as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Purchases:

   Investments in municipal securities             $207,301,931     $13,354,516    $183,512,852   $19,687,009
   Temporary municipal investments                   72,220,000       6,050,000      58,830,000     1,000,000
Sales and maturities:
   Investments in municipal securities              234,301,287      14,664,939     240,235,083     4,677,941
   Temporary municipal investments                   72,220,000       7,050,000      58,830,000     1,000,000
=============================================================================================================

At April 30, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
                                                   $361,518,440     $57,314,453   $461,689,189    $14,981,946
=============================================================================================================

At April 30, 2000, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
     2003                                          $         --    $         --   $  3,801,908    $        --
     2008                                             5,472,809          71,322      1,014,670         23,319
-------------------------------------------------------------------------------------------------------------
     Total                                         $  5,472,809    $     71,322   $  4,816,578    $    23,319
=============================================================================================================

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2000, were as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                    $  8,465,974    $    615,004   $  3,103,021    $   114,823
   depreciation                                     (17,767,657)     (1,836,711)    (9,401,916)      (399,527)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)         $ (9,301,683)   $ (1,221,707)  $ (6,298,895)   $  (284,704)
=============================================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser") a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                                                                  All-American & Intermediate
Average Daily Net Assets                                                                       Management Fee
-------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .5000 of 1%
For the next $125 million                                                                          .4875 of 1
For the next $250 million                                                                          .4750 of 1
For the next $500 million                                                                          .4625 of 1
For the next $1 billion                                                                            .4500 of 1
For net assets over $2 billion                                                                     .4250 of 1
=============================================================================================================

                                                                                                 Limited Term
Average Daily Net Assets                                                                       Management Fee
-------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .4500 of 1%
For the next $125 million                                                                          .4375 of 1
For the next $250 million                                                                          .4250 of 1
For the next $500 million                                                                          .4125 of 1
For the next $1 billion                                                                            .4000 of 1
For net assets over $2 billion                                                                     .3750 of 1
=============================================================================================================

                                                                                                   High Yield
Average Daily Net Assets                                                                       Management Fee
-------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .6000 of 1%
For the next $125 million                                                                          .5875 of 1
For the next $250 million                                                                          .5750 of 1
For the next $500 million                                                                          .5625 of 1
For the next $1 billion                                                                            .5500 of 1
For net assets over $2 billion                                                                     .5250 of 1
=============================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

----
46

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 2000, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Sales charges collected                             $   336,687     $    13,895   $    135,664    $    32,118
Paid to authorized dealers                              336,687          13,895        135,664         31,059
=============================================================================================================

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2000, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Commission advances                                $    768,190    $    28,377    $    463,418    $   115,221
=============================================================================================================

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares collect -ed during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2000, the Distributor retained such 12b-1 fees as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
12b-1 fees retained                                $    418,242     $    24,616   $    177,355    $    14,561
=============================================================================================================

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2000, as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
CDSC retained                                      $    218,920    $    13,737    $    151,331     $      686
=============================================================================================================

7. Composition of Net Assets

At April 30, 2000, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Capital paid-in                                    $376,998,601     $57,274,165   $470,781,496    $14,965,197
Balance of undistributed net investment income            3,945           8,224        705,378         43,230
Accumulated net realized gain (loss) from
  investment transactions                            (9,177,949)       (236,706)    (6,060,622)      (134,825)
Net unrealized appreciation (depreciation) of
  investments                                        (5,596,542)     (1,056,323)    (5,054,851)      (173,199)
-------------------------------------------------------------------------------------------------------------
Net assets                                         $362,228,055     $55,989,360   $460,371,401    $14,700,403
=============================================================================================================

8. Investment Composition

At April 30, 2000, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                   All-American    Intermediate   Limited Term     High Yield
-------------------------------------------------------------------------------------------------------------
Basic Materials                                               4%              1%            --%            10%
Capital Goods                                                --               3              2              2
Education and Civic Organizations                            11               8             12              8
Energy                                                        2               2              1             --
Healthcare                                                   13              18             18             18
Housing/Multifamily                                           5               3              9              6
Housing/Single Family                                        --               1              1              2
Long-Term Care                                                6               6              3             10
Tax Obligation/General                                        3              15              6              1
Tax Obligation/Limited                                       11               9             11              1
Transportation                                               10              17              6             15
U.S. Guaranteed                                              16               6              7             --
Utilities                                                    12               9             23             27
Water and Sewer                                               5               2              1             --
Other                                                         2              --             --             --
-------------------------------------------------------------------------------------------------------------
                                                            100%            100%           100%           100%
=============================================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (33% for All-American, 33% for Intermediate, 31% for Limited Term and 5% for High Yield). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

_____
47

                             Financial Highlights

         Selected data for a share outstanding throughout each period:

Class (Inception Date)

                                              Investment Operations                  Less Distributions
                                             -----------------------                --------------------
ALL-AMERICAN+                                          Net
                                                       Realized/
                                                       Unrealized
                       Beginning       Net             Invest-                  Net                              Ending
                       Net             Invest-         ment                     Invest-                          Net
Year Ended             Asset           ment            Gain                     ment        Capital              Asset     Total
April 30,              Value           Income          (Loss)         Total     Income      Gains      Total     Value     Return(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
     2000              $11.43           $.56           $(1.08)        $(.52)    $(.56)      $ (.02)   $(.58)     $10.33     (4.48)%
     1999               11.32            .57              .12           .69      (.57)        (.01)    (.58)      11.43      6.23
     1998               10.90            .60              .51          1.11      (.60)        (.09)    (.69)      11.32     10.32
     1997 (d)           10.67            .55              .29           .84      (.55)        (.06)    (.61)      10.90      8.02
     1996 (e)           10.79            .61             (.12)          .49      (.61)          --     (.61)      10.67      4.64
     1995 (e)           10.61            .63              .18           .81      (.63)          --     (.63)      10.79      8.01

Class B (2/97)
     2000               11.44            .49            (1.09)         (.60)     (.48)        (.02)    (.50)      10.34     (5.21)
     1999               11.33            .49              .12           .61      (.49)        (.01)    (.50)      11.44      5.46
     1998               10.91            .51              .51          1.02      (.51)        (.09)    (.60)      11.33      9.51
     1997 (f)           10.98            .12             (.06)          .06      (.13)          --     (.13)      10.91       .54

Class C (6/93)
     2000               11.42            .51            (1.09)         (.58)     (.50)        (.02)    (.52)      10.32     (5.02)
     1999               11.31            .51              .12           .63      (.51)        (.01)    (.52)      11.42      5.69
     1998               10.89            .53              .52          1.05      (.54)        (.09)    (.63)      11.31      9.75
     1997 (d)           10.66            .50              .29           .79      (.50)        (.06)    (.56)      10.89      7.48
     1996 (e)           10.78            .55             (.12)          .43      (.55)          --     (.55)      10.66      4.07
     1995 (e)           10.60            .57              .18           .75      (.57)          --     (.57)      10.78      7.42

Class R (2/97)
     2000               11.44            .59            (1.08)         (.49)     (.59)        (.02)    (.61)      10.34     (4.29)
     1999               11.32            .60              .13           .73      (.60)        (.01)    (.61)      11.44      6.54
     1998               10.91            .61              .51          1.12      (.62)        (.09)    (.71)      11.32     10.45
     1997 (f)           10.99            .15             (.07)          .08      (.16)          --     (.16)      10.91       .69
------------------------------------------------------------------------------------------------------------------------------------

                                                                 Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                       Before Credit/                    After                   After Credit/
                                       Reimbursement               Reimbursement (b)           Reimbursement (c)
                                   -----------------------      -----------------------      ----------------------
                                                  Ratio                         Ratio                       Ratio
                                                  of Net                        of Net                      of Net
                                                  Invest-                       Invest-                     Invest-
                                   Ratio of       ment          Ratio of        ment         Ratio of       ment
                                   Expenses       Income        Expenses        Income       Expenses       Income
                       Ending      to             to            to              to           to             to
                       Net         Average        Average       Average         Average      Average        Average     Portfolio
Year Ended             Asset       Net            Net           Net             Net          Net            Net         Turnover
April 30,              (000)       Assets         Assets        Assets          Assets       Assets         Assets      Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
     2000             $259.004      .84%          5.28%          .84%           5.28%          .83%          5.29%         53%
     1999              312,238      .81           4.97           .80            4.98           .80           4.98          10
     1998              236,691      .81           5.27           .81            5.27           .81           5.27          20
     1997 (d)          216,575      .98*          5.43*          .87*           5.54*          .87*          5.54*         39
     1996 (e)          207,992     1.02           5.41           .83            5.60           .83           5.60          79
     1995 (e)          185,495     1.06           5.72           .76            6.02           .76           6.02          71

Class B (2/97)
     2000               32,536     1.59           4.54          1.59            4.54          1.58           4.55          53
     1999               31,804     1.55           4.22          1.54            4.23          1.54           4.23          10
     1998                8,706     1.56           4.47          1.56            4.47          1.56           4.47          20
     1997 (f)              711     1.55*          4.83*         1.55*           4.83*         1.55*          4.83*         39

Class C (6/93)
     2000               67,577     1.39           4.73          1.39            4.73          1.38           4.74          53
     1999               80,036     1.36           4.42          1.35            4.43          1.35           4.43          10
     1998               62,336     1.36           4.72          1.36            4.72          1.36           4.72          20
     1997 (d)           54,850     1.53*          4.88*         1.42*           4.99*         1.42*          4.99*         39
     1996 (e)           47,314     1.57           4.85          1.37            5.05          1.37           5.05          79
     1995 (e)           45,242     1.61           5.17          1.31            5.47          1.31           5.47          71

Class R (2/97)
    2000                 3,111      .64           5.50           .64            5.50           .63           5.51          53
    1999                 2,737      .62           5.16           .61            5.17           .61           5.17          10
    1998                 4,510      .61           5.42           .61            5.42           .61           5.42          20
    1997 (f)               183      .61*          5.95*          .61*           5.95*          .61*          5.95*         39
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement from the investment adviser, where applicable.
(d)  For the 11 months ended April 30.
(e)  For the year ended May 31.
(f)  From commencement of class operations as noted through April 30.

----
48

         Selected data for a share outstanding throughout each period:

Class (Inception Date)

                                              Investment Operations                  Less Distributions
                                             -----------------------                --------------------
INTERMEDIATE+                                          Net
                                                       Realized/
                                                       Unrealized
                       Beginning       Net             Invest-                  Net                              Ending
                       Net             Invest-         ment                     Invest-                          Net
Year Ended             Asset           ment            Gain                     ment        Capital              Asset     Total
April 30,              Value           Income          (Loss)         Total     Income      Gains      Total     Value     Return(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
     2000              $11.00           $.50           $(.74)        $ (.24)    $(.50)      $(.15)    $(.65)    $10.11     (2.17)%
     1999               10.88            .49             .17            .66      (.50)       (.04)     (.54)     11.00      6.14
     1998               10.47            .52             .41            .93      (.52)         --      (.52)     10.88      8.97
     1997 (d)           10.27            .47             .20            .67      (.47)         --      (.47)     10.47      6.64
     1996 (e)           10.29            .51            (.02)           .49      (.51)         --      (.51)     10.27      4.84
     1995 (e)           10.16            .51             .13            .64      (.51)         --      (.51)     10.29      6.63

Class C (12/95)
     2000               11.02            .44            (.74)          (.30)     (.44)       (.15)     (.59)     10.13     (2.72)
     1999               10.89            .43             .18            .61      (.44)       (.04)     (.48)     11.02      5.66
     1998               10.47            .46             .42            .88      (.46)         --      (.46)     10.89      8.47
     1997 (d)           10.28            .44             .17            .61      (.42)         --      (.42)     10.47      6.00
     1996 (g)           10.57            .23            (.30)          (.07)     (.22)         --      (.22)     10.28     (1.78)*

Class R (2/97)
     2000               10.99            .52            (.73)          (.21)     (.52)       (.15)     (.67)     10.11     (1.91)
     1999               10.86            .52             .16            .68      (.51)       (.04)     (.55)     10.99      6.42
     1998               10.45            .54             .41            .95      (.54)         --      (.54)     10.86      9.17
     1997 (f)           10.60            .13            (.15)          (.02)     (.13)         --      (.13)     10.45      (.15)
====================================================================================================================================

                                                                 Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                       Before Credit/                    After                   After Credit/
                                       Reimbursement               Reimbursement (b)           Reimbursement (c)
                                   -----------------------      -----------------------      ----------------------
                                                  Ratio                         Ratio                       Ratio
                                                  of Net                        of Net                      of Net
                                                  Invest-                       Invest-                     Invest-
                                   Ratio of       ment          Ratio of        ment         Ratio of       ment
                                   Expenses       Income        Expenses        Income       Expenses       Income
                       Ending      to             to            to              to           to             to
                       Net         Average        Average       Average         Average      Average        Average     Portfolio
Year Ended             Asset       Net            Net           Net             Net          Net            Net         Turnover
April 30,              (000)       Assets         Assets        Assets          Assets       Assets         Assets      Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
     2000            $44,675       1.07%          4.47%          .76%            4.78%         .74%          4.79%          22%
     1999             51,773        .98           4.32           .84             4.46          .84           4.46           23
     1998             42,339       1.03           4.52           .79             4.76          .79           4.76           20
     1997 (d)         40,906       1.18*          4.46*          .68*            4.96*         .68*          4.96*          26
     1996 (e)         46,742       1.17           4.31           .62             4.86          .62           4.86           81
     1995 (e)         42,069       1.24           4.45           .54             5.15          .54           5.15          102

Class C (12/95)
     2000             10,586       1.63           3.92          1.30             4.24         1.29           4.26           22
     1999              9,855       1.51           3.76          1.36             3.91         1.36           3.91           23
     1998              3,533       1.58           3.96          1.34             4.20         1.34           4.20           20
     1997 (d)          2,540       1.71*          3.90*         1.23*            4.38*        1.23*          4.38*          26
     1996 (g)          1,187       1.73*          3.68*         1.13*            4.28*        1.13*          4.28*          81

Class R (2/97)
     2000                728        .87           4.67           .56             4.99          .54           5.00           22
     1999                707        .78           4.52           .64             4.66          .64           4.66           23
     1998                602        .83           4.71           .59             4.95          .59           4.95           20
     1997 (f)            469        .82*          4.98*          .40*            5.40*         .40*          5.40*          26
====================================================================================================================================

*    Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Intermediate.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement from the investment adviser, where applicable.
(d)  For the 11 months ended April 30.
(e)  For the year ended May 31.
(f)  From commencement of class operations as noted through April 30.
(g)  From commencement of class operations as noted through May 31.

----
49

         Selected data for a share outstanding throughout each period:

Class (Inception Date)

                                               Investment Operations                 Less Distributions
                                       ------------------------------------         --------------------
LIMITED TERM+                                          Net
                                                       Realized/
                                                       Unrealized
                       Beginning       Net             Invest-                  Net                              Ending
                       Net             Invest-         ment                     Invest-                          Net
Year Ended             Asset           ment            Gain                     ment        Capital              Asset     Total
April 30,              Value           Income          (Loss)         Total     Income      Gains      Total     Value     Return(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
     2000            $ 10.89           $  .49          $(.55)        $ (.06)    $(.48)       $ --     $ (.48)    $ 10.35    (.57)%
     1999              10.80              .49            .10            .59      (.50)         --       (.50)      10.89    5.57
     1998              10.61              .51            .19            .70      (.51)         --       (.51)      10.80    6.67
     1997 (d)          10.57              .46            .04            .50      (.46)         --       (.46)      10.61    4.78
     1996 (e)          10.65              .51           (.09)           .42      (.50)         --       (.50)      10.57    4.03
     1995 (e)          10.60              .51            .04            .55      (.50)         --       (.50)      10.65    5.41

Class C (12/95)
     2000              10.87              .45           (.54)          (.09)     (.44)         --       (.44)      10.34    (.82)
     1999              10.79              .45            .10            .55      (.47)         --       (.47)      10.87    5.13
     1998              10.60              .47            .19            .66      (.47)         --       (.47)      10.79    6.33
     1997 (d)          10.56              .44            .03            .47      (.43)         --       (.43)      10.60    4.49
     1996 (g)          10.76              .22           (.19)           .03      (.23)         --       (.23)      10.56     .46*

Class R (2/97)
     2000              10.87              .51           (.55)          (.04)     (.50)         --       (.50)      10.33    (.35)
     1999              10.78              .51            .11            .62      (.53)         --       (.53)      10.87    5.81
     1998              10.59              .53            .19            .72      (.53)         --       (.53)      10.78    6.87
     1997 (f)          10.73              .12           (.13)          (.01)     (.13)         --       (.13)      10.59    (.09)
------------------------------------------------------------------------------------------------------------------------------------

                                                                 Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------------------------------
                                       Before Credit/                    After                   After Credit/
                                       Reimbursement               Reimbursement (b)           Reimbursement (c)
                                   -----------------------      -----------------------      ----------------------
                                                  Ratio                         Ratio                       Ratio
                                                  of Net                        of Net                      of Net
                                                  Invest-                       Invest-                     Invest-
                                   Ratio of       ment          Ratio of        ment         Ratio of       ment
                                   Expenses       Income        Expenses        Income       Expenses       Income
                       Ending      to             to            to              to           to             to
                       Net         Average        Average       Average         Average      Average        Average     Portfolio
Year Ended             Asset       Net            Net           Net             Net          Net            Net         Turnover
April 30,              (000)       Assets         Assets        Assets          Assets       Assets         Assets      Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
     2000            $ 382,808       .73%         4.63%           .73%          4.63%          .73%           4.63%       37%
     1999              456,171       .77          4.45            .77           4.45           .77            4.45        16
     1998              438,134       .77          4.70            .77           4.70           .77            4.70        30
     1997 (d)          425,401       .82*         4.74*           .80*          4.76*          .80*           4.76*       29
     1996 (e)          489,157       .84          4.72            .79           4.77           .79            4.77        39
     1995 (e)          569,196       .82          4.80            .74           4.88           .74            4.88        20

Class C (12/95)
     2000               77,228      1.08          4.28           1.08           4.28          1.08            4.28        37
     1999               88,044      1.12          4.09           1.12           4.09          1.12            4.09        16
     1998               33,952      1.12          4.35           1.12           4.35          1.12            4.35        30
     1997 (d)           23,551      1.12*         4.43*          1.11*          4.44*         1.11*           4.44*       29
     1996 (g)           15,415      1.43*         3.93*          1.19*          4.17*         1.19*           4.17*       39

Class R (2/97)
     2000                  335       .53          4.81            .53           4.81           .53            4.81        37
     1999                1,173       .57          4.64            .57           4.64           .57            4.64        16
     1998                  701       .59          4.86            .59           4.86           .59            4.86        30
     1997 (f)               40       .55*         5.07*           .55*          5.07*          .55*           5.07*       29
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b)  After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement from the investment adviser, where applicable.
(d)  For the 11 months ended April 30.
(e)  For the year ended May 31.
(f) From commencement of class operations as noted through April 30. (g) From commencement of class operations as noted through May 31.

----
50

         Selected data for a share outstanding throughout each period:

Class (Inception Date)

                          Investment Operations          Less Distributions
                          ---------------------          ------------------



HIGH YIELD                                          Net
                                               Realized/
                                             Unrealized
                       Beginning       Net      Invest-                 Net                   Ending
                             Net   Invest-         ment             Invest-                      Net
Year Ended                 Asset      ment         Gain                ment  Capital           Asset
April 30,                  Value    Income        (Loss)      Total  Income    Gains  Total    Value
-----------------------------------------------------------------------------------------------------
Class A (6/99)
    2000 (d)               $20.00   $1.06       $(1.61)     $(.55)   $(.85)    $ --   $(.85)   $18.60

Class B (6/99)
    2000 (d)                20.00     .93        (1.61)      (.68)    (.74)      --    (.74)    18.58

Class C (6/99)
    2000 (d)                20.00     .96        (1.60)      (.64)    (.77)      --    (.77)    18.59

Class R (6/99)
    2000 (d)                20.00    1.05        (1.56)      (.51)    (.88)      --    (.88)    18.61
=====================================================================================================

                                                                      Ratio/Supplemental Data
                                 --------------------------------------------------------------------------------------------------
                                               Before Credit/                 After                   After Credit/
                                               Reimbursement              Reimbursement (b)         Reimbursement (c)
                                            --------------------     -----------------------     -----------------------
                                                           Ratio                       Ratio                       Ratio
                                                          of Net                      of Net                      of Net
                                                         Invest-                     Invest-                     Invest-
                                            Ratio of        ment     Ratio of           ment     Ratio of           ment
                                            Expenses      Income     Expenses         Income     Expenses         Income
                                 Ending           to          to           to             to           to             to
                                    Net      Average      Average     Average        Average      Average        Average  Portfolio
                       Total     Assets          Net          Net         Net            Net          Net            Net   Turnover
                  Return (a)      (000)       Assets       Assets      Assets         Assets       Assets         Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
      2000 (d)        (2.69)%    $5,291          2.03%*     4.95%*          .93%*       6.05%*          .72%*       6.26%*     56%

Class B (6/99)
      2000 (d)        (3.36)      2,465          2.82*      4.10*          1.68*        5.25*          1.46*        5.47*      56

Class C (6/99)
      2000 (d)        (3.16)      1,694          2.66*      4.27*          1.48*        5.46*          1.26*        5.67*      56

Class R (6/99)
      2000 (d)        (2.50)      5,249          2.19*      4.49*           .74*        5.94*           .53*        6.16*      56
====================================================================================================================================

*    Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c) After custodian fee credit and expense reimbursement from the investment adviser, where applicable.

(d) For the period June 7, 1999 (commencement of operations) through April 30, 2000.


     ______
     51

Report of Independent Public Accountants



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, Nuveen Flagship Limited Term Municipal Bond Fund and Nuveen High Yield Municipal Bond Fund (collectively, the "Funds") (four of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business Trust)), as of April 30, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Funds for the years ended April 30, 1997 and prior were audited by other auditors whose report dated June 13, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers, and when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, Nuveen Flagship Limited Term Municipal Bond Fund and Nuveen High Yield Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Chicago, Illinois
June 20, 2000


----
52

Building a Better Portfolio
Can Make You a Successful Investor

Nuveen Family
of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund

Income

Income Fund
Floating Rate Fund(1)

Tax-Free Income

National Funds

High Yield
Long-Term
Insured Long Term
Intermediate-Term
Limited-Term

State Funds

Arizona
California(2)
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts(2)
Michigan
Missouri
New Jersey
New
Mexico
New York(2)
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial advisor a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds

Nuveen offers a family of equity, balanced and municipal bond funds featuring experienced investment managers including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. Nuveen's managers give you all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios

Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See fund prospectus for additional information.

2. Long-term and insured long-term portfolios.

____
53

        Serving
Investors

        For Generations

A 100-Year Tradition of Quality Investments

[Photo of John Nuveen Sr, appears here]
John Nuveen, Sr.

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

Nuveen Investments
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Accompanying the Statement of Additional Information is the Fund's most recent Annual Report:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants


Item 23: Exhibits.

 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 a.2       Amendment to Declaration of Trust of Registrant dated August
           9, 2000.
 a.3 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated August 9, 2000.
 a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-14725) and incorporated herein by ref-erence thereto.
 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-14725) and in-corporated herein by reference thereto.
 b.1       Amendment to By-Laws dated October 29, 1998. Filed as Exhibit
           b.1 to Post-Effective Amendment No. 6 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-14725) and incor-porated herein by reference thereto.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 d.        Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 d.1       Renewal of Investment Management Agreement dated June 1, 2000.
 e. Distribution Agreement between Registrant and Nuveen Invest-ments. Filed as Exhibit 6 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 e.1       Renewal of Distribution Agreement dated July 31, 2000.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company dated August 24, 1998. Filed as Exhibit h to Post-Effective Amendment No. 6 to Registrant's Registra-tion Statement on Form
           N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 i.2       Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-
           Effective Amendment No. 5 to Registrant's Registration State-ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
 k.        Not applicable.
 l.        Not applicable.

 m.        Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of
           each Fund. Filed as Exhibit m to Post-Effective Amendment No.
           6 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 o.        Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 99(a)     Original Powers of Attorney for all of Registrant's Trustees
           authorizing, among others, Gifford R. Zimmerman and Alan G.
           Berkshire to execute the Registration Statement on his or her behalf.
 99(b)     Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 99(c)     Code of Ethics and Reporting Requirements.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Municipal Money Market Fund, Inc., and Nuveen Money Market Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund,

Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice-President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice-President and Chief Financial Officer of Nuveen Investments, the John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).

Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Money Market Trust, Nuveen Taxable Funds Inc., Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund.

 .(b)

Name and
Principal
Business       Positions and Offices               Positions and Offices
Address        with Underwriter                    with Registrant
-------------------------------------------------------------------------------
Timothy R.     Chairman of the Board,              Chairman of the Board
Schwertfeger   Chief Executive Officer             and Trustee
333 West       and Director
Wacker Drive
Chicago, IL
60606
John P.        President                           None
Amboian
333 West
Wacker Drive
Chicago, IL
60606
William Adams  Executive Vice President            None
IV
333 West
Wacker Drive
Chicago, IL
60606
Alan G.        Senior Vice President and Secretary Vice President
Berkshire                                          and Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606
Robert K.      Vice President                      None
Burke
333 West
Wacker Drive
Chicago, IL
60606
Peter H.       Vice President and Treasurer        Vice President and Treasurer
D'Arrigo
333 West
Wacker Drive
Chicago, IL
60606
Stephen D.     Vice President                      Vice President and
Foy                                                Controller
333 West
Wacker Drive
Chicago, IL
60606
Benjamin T.    Vice President                      None
Fulton
West Wacker
Drive
Chicago, IL
60606
Richard D.     Executive Vice President            None
Hughes
Two Radnor
Corporate
Center
Radnor, PA
19087
Anna R.        Vice President                      None
Kucinskis
333 West
Wacker Drive
Chicago, IL
60606
Robert B.      Vice President                      None
Kuppenheimer
333 West
Wacker Drive
Chicago, IL
60606
Larry W. Mar-  Vice President and                  Vice President and
tin            Assistant Secretary                 Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606
Thomas C.      Vice President                      None
Muntz
333 West
Wacker Drive
Chicago, IL
60606
Paul C. Wil-   Vice President                      None
liams
333 West
Wacker Drive
Chicago, IL
60606

                                                                Positions and
Name and Principal          Positions and Offices               Offices
Business Address            with Underwriter                    with Registrant
----------------------------------------------------------------------------------
Margaret E. Wilson          Senior Vice President and           None
333 West Wacker Drive       Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman        Vice President and                  Vice President and
333 West Wacker Drive       Assistant Secretary                 Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 25th day of August, 2000.

                                     NUVEEN MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and              August 25, 2000
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                        August 25, 2000

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant has been executed and is filed as an exhibit to this Registration Statement.

                                 EXHIBIT INDEX

                                                                  Sequentially
 Exhibit                                                            Numbered
 Number                          Exhibit                              Page
 -------                         -------                          ------------
    a.2  Amendment to Declaration of Trust of Registrant dated
         August 9, 2000.
    a.3  Amended and Restated Establishment and Designation of
         Shares dated August 9, 2000.
         Renewal of Investment Management Agreement dated June
    d.1  1, 2000.
    e.1  Renewal of Distribution Agreement dated July 31, 2000.
    i.   Opinion of Morgan, Lewis & Bockius LLP.
         Consent of Arthur Andersen LLP, Independent Public
    j.   Accountants.
 99(a).  Powers of Attorney.
 99(b).  Certified copy of Resolution of Board of Trustees
         authorizing the signing of the names of trustees and
         officers on the Registrant's Registration Statement
         pursuant to power of attorney.
 99(c).  Code of Ethics and Reporting Requirements.